As filed with the Securities and Exchange Commission on April 30, 2004
                                                    Registration No. 033-79906
                                                    Registration No. 811-08550


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-4
 -------------------------------------------------------------------------------

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [ ]
                         Pre-Effective Amendment No.                    [ ]
                      Post-Effective Amendment No. 14                   [X]

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                             Amendment No. 15                           [X]

                        (Check appropriate box or boxes)
 -------------------------------------------------------------------------------

           WESTERN-SOUTHERN LIFE ASSURANCE COMPANY SEPARATE ACCOUNT 2
                           (Exact Name of Registrant)

                     WESTERN-SOUTHERN LIFE ASSURANCE COMPANY
                               (Name of Depositor)

                                  400 Broadway
                             Cincinnati, Ohio 45202
              (Address of Depositor's Principal Executive Offices)
                   Depositor's Telephone Number (513) 629-1800
 -------------------------------------------------------------------------------
                                                      Copy to:
 DONALD J. WUEBBLING, ESQ.                            ELISABETH A. DAHL, ESQ.
 400 Broadway                                         Mail Station 32
 Cincinnati, Ohio 45202                               400 Broadway
 (Name and Address of Agent for Service)              Cincinnati, OH  45202
 -------------------------------------------------------------------------------


Approximate Date of Proposed Public Offering: Continuous Offering

   It is proposed that this filing will become effective (check appropriate box)

   ___ immediately upon filing pursuant to paragraph (b) of Rule 485

    XX on May 1, 2004 pursuant to paragraph (b) of Rule 485

   ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

   ___ on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

   ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Touchstone Advisor Variable Annuity Contracts

TOUCHSTONE ADVISOR VARIABLE ANNUITY
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                                                                      PROSPECTUS
                                                                     MAY 1, 2004


Western-Southern Life Assurance Company
Separate Account 2

This Prospectus describes the Touchstone Advisor Variable Annuity Contract and the investment options available to Contract owners. It contains information you should know before purchasing a Contract and selecting your investment options. Please read this Prospectus carefully and keep it for future reference.

The Touchstone Advisor Variable Annuity Contract is issued by Western-Southern Life Assurance Company (WSLAC). The Contract is an investment alternative for investors who want to accumulate money on a tax-deferred basis for retirement or other long-term goals.

You can purchase a Contract for $5,000 or more. You can also purchase a Contract in connection with certain types of retirement plans, such as a Traditional or Roth IRA or a 403(b) plan, for $1,000 or more. The Contract also includes a flexible purchase payment feature that allows you to make additional payments later.


You tell us how to invest your payments. Your investment options include 20 Sub-Accounts. Each Sub-Account invests in an underlying Fund with the same investment objective.The Funds include:




o AIMV.I. GROWTH-SERIES 1                         o TOUCHSTONE EMERGING GROWTH
o AIM V.I. GOVERNMENT SECURITIES-SERIES 1         o TOUCHSTONE THIRD AVENUE VALUE

o ALGER AMERICAN SMALL CAPITALIZATION-CLASS O     o TOUCHSTONE EAGLE CAPITAL APPRECIATION
o ALGER AMERICAN GROWTH-CLASS O                   o TOUCHSTONE ENHANCED DIVIDEND 30

o MFS VIT EMERGING GROWTH-INITIAL CLASS           o TOUCHSTONE VALUE PLUS
o MFSVIT INVESTORS TRUST-INITIAL CLASS            o TOUCHSTONE GROWTH & INCOME
o PIMCO VIT LONG-TERM U.S.                        o TOUCHSTONE BALANCED
    GOVERNMENT-ADMINISTRATIVE CLASS               o TOUCHSTONE HIGH YIELD
o PUTNAM VT INTERNATIONAL EQUITY-CLASS IB         o TOUCHSTONE CORE BOND
o SCUDDER VIT EQUITY 500 INDEX-CLASS A            o TOUCHSTONE MONEY MARKET
o TOUCHSTONE BARON SMALL CAP



Each Sub-Account invests in a separately managed Fund.


The Statement of Additional Information dated May 1, 2004 contains more information about the Contract, WSLAC and its Separate Account 2. It has been filed with the Securities and Exchange Commission (SEC) and is legally part of this Prospectus. The table of contents for the Statement of Additional Information is located on page 48 of this Prospectus. For a free copy, call the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2).


The Securities and Exchange Commission maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, certain other material that is legally part of the registration statement of Separate Account 2, and other information about Separate Account 2. You can view these documents at the Public Reference Room of the SEC or obtain copies, for a fee, by writing to the Public Reference Room of the SEC, 450 Fifth Street N.W.,Washington, D.C. 20549-6009.You can also call the SEC at 800.SEC.0330.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the Contracts or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK. NO BANK HAS GUARANTEED OR ENDORSED THE CONTRACTS. THE CONTRACTS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, THE NATIONAL CREDIT UNION SHARE INSURANCE FUND OR ANY OTHER AGENCY.

INVESTMENTS IN VARIABLE ANNUITIES INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL AND EARNINGS.

You should rely only on the information contained in the Contract, the Touchstone Advisor Variable Annuity Prospectus, the Statement of Additional Information or our approved sales literature. The description of the Contract in this Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from the description of the Contract in the Prospectus, you should rely on the terms in your Contract.

No one is authorized to give any information or make any representation other than those contained in the Contract, this Prospectus, the Statement of Additional Information or our approved sales literature.

TABLE OF CONTENTS
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                                                                      PAGE

COVER PAGE .........................................................     1

TABLE OF CONTENTS ..................................................     3

GLOSSARY ...........................................................     4

FEE AND EXPENSE TABLES .............................................     5

SUMMARY ............................................................     7

PURCHASING YOUR CONTRACT ...........................................    10

TRANSFERRING YOUR MONEY ............................................    12

ACCESSING YOUR MONEY ...............................................    14

CHARGES ............................................................    16

INFORMATION ABOUT THE INVESTMENT OPTIONS ...........................    18

VALUATION OF YOUR INVESTMENTS ......................................    21


ANNUITY INCOME PAYMENT OPTIONS .....................................    22

DEATH BENEFIT ......................................................    25

WSLAC AND SEPARATE ACCOUNT 2 .......................................    26

UNDERWRITER ........................................................    27

VOTING RIGHTS ......................................................    28

OTHER INFORMATION ABOUT YOUR CONTRACT ..............................    29

FEDERAL INCOME TAX INFORMATION .....................................    31

SUPPLEMENT A: ACCUMULATION UNIT VALUES .............................    37

SUPPLEMENT B: SECTION 401 PLANS AND SECTION 403(B) PLANS ...........    40

SUPPLEMENT C: STATE OF TEXAS OPTIONAL RETIREMENT PROGRAM ...........    45

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION ..........    48


                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

GLOSSARY
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ACCUMULATION UNIT                               CONTRACT YEAR
-----------------------------------------       -----------------------------------------
 A unit of measure used to calculate a           A year that starts on your Contract
 Contract owner's share of a Sub-                Date or the anniversary of your
 Account.                                        Contract Date.

ACCUMULATION UNIT VALUE                         FUND
-----------------------------------------       -----------------------------------------
 The dollar value of an Accumulation             Each Sub-Account invests in a Fund that
 Unit in a Sub-Account.                          has the same investment objective as
                                                 the Sub-Account.
ANNUITANT
-----------------------------------------       INCOME DATE
 The person whose life is used to               -----------------------------------------
 determine the amount of any annuity             The date on which annuity payments
 income payments and the length of               are scheduled to begin.
 time for which the payments are made.
                                                SUB-ACCOUNT
CODE                                            -----------------------------------------
-----------------------------------------        Each Sub-Account invests in a Fund,
 The Internal Revenue Code of 1986, as           which has the same investment
 amended.                                        objective as the Sub-Account.

CONTRACT                                        SURRENDER VALUE
-----------------------------------------       -----------------------------------------
 The Touchstone Advisor Variable                 The Contract Value minus any contract
 Annuity Contract, including the                 maintenance charge.
 application and any amendments, riders
 or endorsements.                               WSLAC, WE, OUR AND US
                                                -----------------------------------------
CONTRACT DATE                                    Western-Southern Life Assurance
-----------------------------------------        Company.
 The effective date of a Contract.The
 Contract Date is shown on page 3 of            YOU AND YOUR
 your Contract.                                 -----------------------------------------
                                                 The owner of the Contract.
CONTRACT VALUE
-----------------------------------------
 The total value of your Contract at any
 time before or on the Income Date.
 This represents the sum of the value of
 your investments in the Sub-Accounts.



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

FEE AND EXPENSE TABLES
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The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

                 MAXIMUM CONTINGENT DEFERRED SALES CHARGE
                                       (Surrender Charge)
   (as a percentage of amount surrendered or withdrawn) 1          NONE
   --------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

ANNUAL CONTRACT MAINTENANCE CHARGE 1                            $35.00

SEPARATE ACCOUNT ANNUAL EXPENSES

                                                             SUB-ACCOUNT
                                                           ANNUAL EXPENSES
                                                         (AS A PERCENTAGE OF
                                                       AVERAGE ACCOUNT VALUE)

               MORTALITY AND EXPENSE RISK CHARGES               0.70%
               --------------------------------------------------------------
                   CONTRACT ADMINISTRATION CHARGE               0.10%
                   ----------------------------------------------------------
                                            TOTAL               0.80%
                                            ---------------------------------

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.


                                                      MINIMUM        MAXIMUM
          TOTAL ANNUAL FUND OPERATING EXPENSES 2
   (expenses that are deducted from Fund assets,
         including management fees, distribution
        and/or service fees, and other expenses)        0.30%         1.76%
-----------------------------------------------------------------------------


1 In certain states and for certain retirement plans, we can waive, reduce or eliminate the annual contract maintenance charge.


2 The minimum and maximum are based on management fees and other expenses incurred, before fee waivers or expense reimbursements, for the 12-month period ended December 31, 2003.

   If fee waiver arrangements or expense reimbursements were reflected in Total Annual Fund Operating Expenses, the minimum and maximum total expenses would be 0.30% and 1.65% respectively. The expense reimbursement and fee waiver arrangement reflected in the maximum total expenses is expected to continue through April 30, 2005.



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

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EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees 1, separate account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the MAXIMUM fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:


            1 YEAR          3 YEARS      5 YEARS         10 YEARS
             $ 282           $ 866       $ 1,475         $ 3,118

(2) If you do not surrender your Contract:

            1 YEAR          3 YEARS      5 YEARS         10 YEARS
            $ 282            $ 866       $ 1,475         $ 3,118


The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the MINIMUM fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:


            1 YEAR          3 YEARS      5 YEARS         10 YEARS
            $ 132            $ 408        $ 704          $ 1,547

(2) If you do not surrender your Contract:

            1 YEAR          3 YEARS      5 YEARS         10 YEARS
            $ 132           $ 408         $ 704           $ 1,547

1 The contract maintenance charge is reflected as a charge of $18.96 per $10,000, which is reflective of actual contract maintenance charges collected by us for all Contracts during calendar year 2003.


                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

SUMMARY
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This summary highlights some basic information about the Touchstone Advisor Variable Annuity Contract. More information about the Contract is located on pages 10 through 30 of this Prospectus. If the terms of your Contract differ from the description of the Contract in this Prospectus, you should rely on the terms of your Contract.


HOW THE CONTRACT WORKS

The Contract is a contract between you and WSLAC. The Contract, like all variable annuity contracts, has two phases: the accumulation phase and the annuity income phase. During the accumulation phase, earnings on your investment accumulate on a tax-deferred basis. The annuity income phase begins when you start to receive annuity income payments. The amount of money you accumulate during the accumulation phase determines the amount of the annuity income payments you receive. You can select one of several annuity income payment plans.


The Contract also provides a death benefit that is payable to a designated beneficiary when the Annuitant dies. Generally, the Contract guarantees that the beneficiary will receive the greater of either the total purchase payments less any withdrawals or the Contract Value, regardless of investment performance, if the Annuitant dies before age 80. If the Annuitant dies after age 80 the beneficiary will receive the Contract Value. If an Owner who is not also the Annuitant dies before the Annuitant, the Surrender Value will be paid to the new Owner.


WHO SHOULD PURCHASE THE CONTRACT

The Contract allows you to accumulate money on a tax-deferred basis for retirement or other long-term goals through various investment options. Generally, the higher your tax bracket, the more you will benefit from the tax-deferred feature of the Contract. You should not purchase a Contract if you are looking for a short-term investment or if you cannot take the risk of getting less money back than you paid for the Contract. You may want to consult a tax advisor or other investment professional before you purchase a Contract.

PURCHASING A CONTRACT

You can purchase a Contract for $5,000 or more. You can also purchase a Contract in connection with certain types of retirement plans, such as a Traditional or Roth IRA or a 403(b) plan, for $1,000 or more. The Contract also includes a flexible purchase payment feature that allows you to make additional payments later.

SELECTING YOUR INVESTMENT OPTIONS

You can allocate your purchase payments among the following investment options, called Sub-Accounts.


                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

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SUB-ACCOUNTS

Depending on market conditions, you can make or lose money in any Sub-Account.

o AIM V.I. Growth                        o Touchstone Emerging Growth
o AIM V.I. Government Securities         o Touchstone Third Avenue Value

o Alger American Small Capitalization    o Touchstone Eagle Capital Appreciation
o Alger American Growth                  o Touchstone Enhanced Dividend 30

o MFS VIT Emerging Growth                o Touchstone Value Plus
o MFS VIT Investors Trust                o Touchstone Growth & Income
o PIMCO VIT Long-Term U.S. Government    o Touchstone Balanced
o Putnam VT International Equity         o Touchstone High Yield
o Scudder VIT Equity 500 Index           o Touchstone Core Bond
o Touchstone Baron Small Cap             o Touchstone Money Market


TRANSFERRING AMONG INVESTMENT OPTIONS

You can transfer money from one investment option to another. Like all variable annuities, transfers between investment options are tax-free. The minimum transfer amount is $250.We limit the number of times you can transfer between investment options in each Contract Year.

ACCESSING YOUR MONEY

You can access your money at any time during the accumulation phase. The minimum withdrawal is $250.

You may be required to pay income taxes and a 10% federal penalty tax on any amount you withdraw.

CHARGES AND FEES

A $35 contract maintenance charge is ordinarily deducted each year from your Contract Value. Other charges are deducted at an annual rate of no more than 0.80% of your Contract Value. Also, you indirectly pay investment advisory fees and fund expenses.

10-DAY REVIEW PERIOD

You have 10 days to review your Contract after you receive it. If you are not satisfied with your Contract, you can cancel it but must do so by returning it to the Touchstone Variable Annuity Service Center at P.O. Box 2850, Cincinnati, Ohio 45201-2850 within 10 days after you receive it. If you cancel your Contract, in most cases we will refund the Contract Value to you. However, some state laws may require us to refund your purchase payments.


                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

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ADDITIONAL INFORMATION

Representatives at the Touchstone Variable Annuity Service Center can answer your questions about the Contract. You can call the Service Center at
800.669.2796 (press 2).

ACCUMULATION UNIT VALUES


The Accumulation Unit Values for each Sub-Account that commenced operations before January 1, 2004 are shown in Supplement A on pages 37 to 39.



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

PURCHASING YOUR CONTRACT
--------------------------------------------------------------------------------

To obtain an application to purchase a Contract, please contact your investment advisor or the Touchstone Variable Annuity Service Center by mail at P.O. Box 2850, Cincinnati, Ohio 45201-2850 or by phone at 800.669.2796 (press 2).

MINIMUM AND MAXIMUM PURCHASE PAYMENTS

  o  You can purchase a Contract for $5,000 or more.
  o  A purchase of over $500,000 may be made with our prior approval.
  o You can also purchase a Contract in connection with certain types of retirement plans, such as a Traditional or Roth IRA, a 403(b) plan, a SIMPLE IRA (Savings Incentive Match Plans for Employees), or a SEP (Simplified Employee Pension Plans), for $1,000 or more.
  o You can make additional investments in your Contract at any time before the Income Date. Each additional purchase payment must be at least $1,000, and may not exceed $500,000 without our prior approval.

10-DAY REVIEW PERIOD

You have 10 days to review your Contract after you receive it. This 10-day review period is called the FREE LOOK period. Some state laws may require us to give you a longer FREE LOOK period.

If you are not satisfied with the Contract, you can cancel it during the FREE LOOK period. To cancel the Contract, you must return it to the Touchstone Variable Annuity Service Center at P.O. Box 2850, Cincinnati, Ohio 45201-2850 within 10 days after you receive it. If you cancel the Contract, in most cases we will refund the Contract Value to you. However, some state laws may require us to refund your purchase payments.

INVESTMENT OPTIONS

You decide how to allocate your purchase payments by selecting from the following investment options, called Sub-Accounts.

o AIM V.I. Growth                        o Touchstone Emerging Growth
o AIM V.I. Government Securities         o Touchstone Third Avenue Value

o Alger American Small Capitalization    o Touchstone Eagle Capital Appreciation
o Alger American Growth                  o Touchstone Enhanced Dividend 30

o MFS VIT Emerging Growth                o Touchstone Value Plus
o MFS VIT Investors Trust                o Touchstone Growth & Income
o PIMCO VIT Long-Term U.S. Government    o Touchstone Balanced
o Putnam VT International Equity         o Touchstone High Yield
o Scudder VIT Equity 500 Index           o Touchstone Core Bond
o Touchstone Baron Small Cap             o Touchstone Money Market


ALLOCATION OF PURCHASE PAYMENTS

Your instructions are included in your application and shown on page 3 of your Contract. You can change your allocation instructions by contacting us either by phone or in writing. When we receive a purchase payment from you, we allocate it based on the most recent allocation instructions we have received from you.


                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

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The following guidelines apply to the allocation of your purchase payments:

  o Allocate at least 1% of your initial purchase payment to each investment option you choose.
  o Use whole percentages. For example, you can allocate 33% or 34% to an investment option, not 33 1/3%.
  o  Make sure your percentages total 100%.

ALLOCATION CHANGES BY PHONE. You can change the allocation of your future purchase payments over the phone by following these steps:

STEP 1. Fill out either the telephone authorization part of the application or a Telephone Authorization Form.You can get a copy of either form by contacting the Touchstone Variable Annuity Service Center. You must complete and return one of these forms before you call to change your allocations over the phone.

STEP 2. Call the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2) between 8:00 a.m. and 4:00 p.m. Eastern Time.

STEP 3. Give the representative the following information:

  o  Your Social Security number
  o Your Contract number or other precise information that identifies your Contract
  o  Your allocation instructions

You should review your selected investment options and allocations periodically to determine if they are appropriate considering market conditions and your financial objectives.

ALLOCATION CHANGES IN WRITING. You can also change the allocation of your future purchase payments by writing to the Touchstone Variable Annuity Service Center. Your written instructions must include the following information:

  o Your Contract number or other precise information that identifies your Contract
  o  Your allocation instructions


                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

TRANSFERRING YOUR MONEY
--------------------------------------------------------------------------------

You can transfer money from one investment option to another. You can make transfers by phone or in writing.

The following guidelines apply to transfers other than dollar cost averaging transfers and automatic rebalancing transfers:

  o  Each transfer must be at least $250.
  o The allocation to each investment option must be at least 1% of the total transfer amount.
  o  You can transfer money among the Sub-Accounts once every 30 days.

TRANSFERS BY PHONE. You can transfer your money over the phone by following these steps:

STEP 1. Fill out either the telephone transfer authorization part of the application or a Telephone Authorization Form.You can get a copy of either form by contacting the Touchstone Variable Annuity Service Center.You must complete and return one of these forms before you call to transfer your money.

STEP 2. Call the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2) between 8:00 a.m. and 4:00 p.m. Eastern time.

STEP 3. Give the representative the following information:

  o  Your Social Security number
  o Your Contract number or other precise information that identifies your Contract
  o  Your transfer instructions

TRANSFERS IN WRITING. You can also transfer your money by writing to the Touchstone Variable Annuity Service Center.Your written instructions must include the following information:

  o Your Contract number or other precise information that identifies your Contract
  o  Your transfer instructions

THIRD PARTY AUTHORIZATION

You can authorize a third party to transfer money for you. To do so, you must complete the telephone access authorization section of the application or a Telephone Authorization Form. Contact us at the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2) for additional information.

MARKET TIMING

Market timing transfers can disrupt an underlying Fund's ability to process transactions, which may disadvantage other Contract owners. To avoid this, we can modify the transfer rights of Contract owners engaged in market timing activity that is deemed to be disruptive.

TOUCHSTONE'S DOLLAR COST AVERAGING PROGRAM

Dollar cost averaging is a method of investing equal amounts of money at regular intervals. Dollar cost averaging allows you to purchase more Accumulation Units when prices are low and fewer when prices are high. For dollar cost averaging to be effective, you should continue to invest during both market ups and downs.


                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

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You should also consider your financial ability to maintain a consistent level of investment over time.

DOLLAR COST AVERAGING
---------------------
Dollar cost averaging can result in a lower average cost of investing over time. While dollar cost averaging does not guarantee a profit or prevent a loss, you have a higher likelihood to profit from this long-term investment method.

Touchstone's Dollar Cost Averaging Program allows you to transfer amounts at regular intervals from the Touchstone Money Market Sub-Account to other Sub-Accounts.You can make the following transfers:

  o  A specific dollar amount
  o A specific percentage of your money in the Touchstone Money Market Sub-Account (or a pro rata portion until source of funds is depleted)
  o  Earnings in the Touchstone Money Market Sub-Account

You select the number and the frequency of your transfers in Touchstone's Dollar Cost Averaging Program. We will transfer the money on the anniversary of your Contract Date each month or each quarter.

The following guidelines apply to dollar cost averaging transfers:

  o  Your Contract Value must be at least $10,000.
  o  Dollar cost averaging transfers must continue for at least 12 months.
  o  Each transfer must be at least $1,000.
  o The allocation to each Sub-Account must be at least 1% of the transfer amount.

To set up dollar cost averaging transfers, sign and complete the dollar cost averaging section of the application or the Dollar Cost Averaging Form. These forms can be obtained from the Touchstone Variable Annuity Service Center at
800.669.2796 (press 2) or P.O. Box 2850, Cincinnati, Ohio 45201-2850.

Dollar cost averaging transfers will stop if: we complete the number of transfers you requested, you ask us to stop after using the program for at least 12 months, you do not have enough money in your accounts to complete the transfer, or the program is discontinued. If we discontinue the program, you will be allowed to complete the number of transfers you previously requested.

TOUCHSTONE'S AUTOMATIC REBALANCING PROGRAM

Some Sub-Accounts may grow faster than others, shifting the Contract's investment allocation from your preferred mix. Automatic rebalancing keeps your investment strategy on track by transferring among your investment options to your most recent allocation selection. Rebalancing is available on a quarterly, semi-annual or annual basis.

To authorize automatic rebalancing, sign and complete the automatic rebalancing section of the Touchstone variable annuity application or the Variable Annuity Automatic Rebalancing Agreement form. These forms can be obtained from the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2) or P.O. Box 2850, Cincinnati, Ohio 45201-2850.

Please note: Automatic rebalancing may not be available if dollar cost averaging has been selected.


                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

ACCESSING YOUR MONEY
--------------------------------------------------------------------------------

Your Contract is designed to help you achieve your long-term investment goals. However, there may be times when you need to access the money you have invested in your Contract. You can access your money at any time during the accumulation phase by making a partial withdrawal, by making systematic withdrawals or by canceling your Contract.

PARTIAL WITHDRAWALS

To withdraw money from your Contract, send written instructions to the Touchstone Variable Annuity Service Center at P.O. Box 2850, Cincinnati, Ohio 45201-2850. For help with a partial withdrawal, please call the Service Center at 800.669.2796 (press 2).

The following guidelines apply to partial withdrawals:

  o Include your Contract number or other information that identifies your Contract and the amount to be withdrawn in your instructions.
  o  Each withdrawal must be at least $250.
  o If your Contract Value is reduced below $5,000 by the partial withdrawal, we reserve the right to terminate your Contract by paying you the Surrender Value.

SYSTEMATIC WITHDRAWAL PLAN

The Systematic Withdrawal Plan allows you to withdraw a specific dollar amount from your Contract on a monthly, quarterly, semiannual or annual basis. The minimum amount for each systematic withdrawal is $100.To set up systematic withdrawals, contact the Touchstone Variable Annuity Service Center at
800.669.2796 (press 2) or at P.O. Box 2850, Cincinnati, Ohio 45201-2850.

You can discontinue your systematic withdrawals at any time by sending written instructions to us.

CANCELING YOUR CONTRACT

You can cancel your Contract at any time during the accumulation phase. When you cancel your Contract, we pay you the Surrender Value.This payment terminates your Contract and our obligations under the Contract.

To cancel your Contract, send written instructions to the Touchstone Variable Annuity Service Center at P.O. Box 2850, Cincinnati, Ohio 45201-2850. Include your Contract number or other information that identifies your Contract in your instructions. For assistance, please call the Service Center at 800.669.2796 (press 2).

The Surrender Value will equal the Contract Value, less any applicable contract maintenance charge and premium taxes. Because investment performance and applicable charges affect your Contract Value, the Surrender Value may be less than the total of your purchase payments.


                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

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PENALTY TAXES


If you withdraw money from your Contract or cancel your Contract before you or the Annuitant (as applicable) reach age 59 1/2, you generally will have to pay a federal penalty tax.This tax is equal to 10% of the amount of the payment you receive that is treated as taxable income. More information about penalty taxes is located on page 33.


PROCESSING WITHDRAWALS

When we process your partial or systematic withdrawal, we withdraw money from each of your investment options on a pro-rata basis. For example, if you have 25% of your money in the Touchstone Growth & Income Sub-Account and 75% of your money in the Touchstone Balanced Sub-Account and you want to withdraw $2,000, we will withdraw $500 from the Touchstone Growth & Income Sub-Account (25% of $2,000) and $1,500 from the Touchstone Balanced Sub-Account (75% of $2,000).

If you want us to process your withdrawal on a different basis, such as withdrawing all the money from one Sub-Account, you must provide specific instructions in your withdrawal request.

We will generally send payments to you within 7 days of the date that we process your request.We may delay calculating the amount of the payment from a Sub-Account or sending a payment from a Sub-Account for any of the following reasons:

  o The New York Stock Exchange is closed on a day that it normally would be open.
  o  Trading on the New York Stock Exchange is restricted.
  o Because of an emergency, it is not reasonably practicable for the Sub-Accounts to sell securities or to fairly determine the value of their investments.
  o The SEC permits us to postpone payments from the Sub-Accounts for your protection.


                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

CHARGES
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ADMINISTRATIVE CHARGES

We incur administrative costs in setting up your Contract, maintaining records of your Contract and sending you confirmations and statements about your Contract. By paying a contract maintenance charge and a contract administration charge, you reimburse us for the administrative costs we expect to incur.

                        CONTRACT MAINTENANCE           CONTRACT ADMINISTRATION
                              CHARGE                           CHARGE

                    o On the anniversary of your     o On each day the New
                      Contract Date each year          York Stock Exchange
                      until annuity payments           is open for trading.
                      begin.
                    o The date we start annuity
                      payments.
                    o The date you completely
    WHEN CHARGED?     surrender your Contract.
    ----------------------------------------------------------------------------
                    o $35 each year                  o The effective annual rate
HOW MUCH CHARGED?                                      of the charge is 0.10%.
--------------------------------------------------------------------------------
                    o We reduce your Contract        o We deduct this charge
                      Value.The number of              from the Accumulation
                      Accumulation Units you           Unit Value of each Sub-
                      own in each Sub-Account          Account.
     HOW CHARGED?     is reduced.
     ---------------------------------------------------------------------------

If we receive appropriate governmental approvals, we may reduce or eliminate the contract maintenance charge.

MORTALITY AND EXPENSE RISK CHARGES

We assume two risks with every Contract: a mortality risk and an expense risk. We take a mortality risk that the Annuitant will live longer than expected or we will pay a death benefit greater than your Contract Value. We also take an expense risk that the administrative charges will not pay all the administrative costs of your Contract.

You pay us to assume these risks by paying mortality and expense risk charges. On each Valuation Date, we deduct the mortality and expense risk charges from the Accumulation Unit Value of each Sub-Account. The effective annual rate of these charges is 0.70%, which includes 0.50% for assuming mortality risk and 0.20% for assuming expense risk. If we do not actually incur the risks associated with these charges, we will make money from collecting these charges.

PREMIUM TAXES

Certain states and government authorities charge a premium tax on your purchase payments. The premium tax may be as much as 3.5% of your purchase payments. These premium taxes are charged either when you make purchase payments or when we begin annuity payments.


                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

--------------------------------------------------------------------------------

Currently, we pay all of the premium taxes charged by states and government authorities. However, we may decide to stop paying the premium taxes in the future. We would then deduct the amount of the premium taxes from your Contract Value at one of the following times when:

  o  We pay the premium tax.
  o  You surrender or withdraw money from your Contract.
  o  The death benefit is paid.
  o  Annuity payments begin.


                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

INFORMATION ABOUT THE INVESTMENT OPTIONS
--------------------------------------------------------------------------------

THE SUB-ACCOUNTS AND THE FUNDS

Each Sub-Account invests in a corresponding Fund. These tables contain information about the investment objective, Advisor and Sub-Advisor of each
Fund:



                                   INVESTMENT OBJECTIVE                             ADVISORS/SUB-ADVISORS
              AIM V.I.
       GROWTH-SERIES 1      The Fund seeks to provide growth of capital.      A I M Advisors, Inc.
       ---------------------------------------------------------------------------------------------------------
              AIM V.I.      The Fund seeks to achieve a high level of
            GOVERNMENT      current income consistent with reasonable
   SECURITIES-SERIES 1      concern for safety of principal.                  A I M Advisors, Inc.
   -------------------------------------------------------------------------------------------------------------
                 ALGER
        AMERICAN SMALL      The Fund seeks to provide long-term
CAPITALIZATION-CLASS O      capital appreciation.                             Fred Alger Management, Inc.
----------------------------------------------------------------------------------------------------------------
        ALGER AMERICAN      The Fund seeks to provide long-term
        GROWTH-CLASS O      capital appreciation.                             Fred Alger Management, Inc.
        --------------------------------------------------------------------------------------------------------
               MFS VIT
      EMERGING GROWTH-      The Fund seeks to provide long-term               Massachusetts Financial
         INITIAL CLASS      growth of capital.                                Services Company
      ----------------------------------------------------------------------------------------------------------
                            The Fund's objective is to seek long-
               MFS VIT      term growth of capital with a secondary
      INVESTORS TRUST-      objective to seek reasonable current              Massachusetts Financial
         INITIAL CLASS      income.                                           Services Company
      ----------------------------------------------------------------------------------------------------------
             PIMCO VIT
        LONG-TERM U.S.      The Fund seeks maximum total return
           GOVERNMENT-      consistent with preservation of capital and       Pacific Investment
  ADMINISTRATIVE CLASS      prudent investment management.                    Management Company LLC
  --------------------------------------------------------------------------------------------------------------
             PUTNAM VT
         INTERNATIONAL
       EQUITY-CLASS IB      The Fund seeks capital appreciation.              Putnam Investment Management, LLC
       ---------------------------------------------------------------------------------------------------------
                            The Fund seeks to replicate, as closely as
           SCUDDER VIT      possible, before expenses, the performance
            EQUITY 500      of the S&P 500 Index, which emphasizes
         INDEX-CLASS A      stocks of large U.S. companies.                   Deutsche Asset Management, Inc.
         -------------------------------------------------------------------------------------------------------
            TOUCHSTONE      The Fund seeks long-term capital
       BARON SMALL CAP      appreciation.                                     BAMCO, Inc.*
       ---------------------------------------------------------------------------------------------------------
                            The Fund seeks to increase the value of           TCW Investment Management Company*
            TOUCHSTONE      its shares as a primary goal and to earn          Westfield Capital Management
       EMERGING GROWTH      income as a secondary goal.                       Company, Inc.*
       ---------------------------------------------------------------------------------------------------------


            TOUCHSTONE
    THIRD AVENUE VALUE      The Fund seeks long-term capital apprciation.     Third Avenue Management LLC*
    ------------------------------------------------------------------------------------------------------------

                            *Sub-Advisors to Touchstone Advisors, Inc.


                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

--------------------------------------------------------------------------------



                                  INVESTMENT OBJECTIVE                               ADVISORS/SUB-ADVISORS


      TOUCHSTONE EAGLE      The Fund seeks long-term capital
CAPITAL APPRECIATION**      appreciation.                                     Eagle Asset Management, Inc.*
----------------------------------------------------------------------------------------------------------------
                            The Fund seeks to achieve a total
            TOUCHSTONE      return that is higher than the total
              ENHANCED      return of the Dow Jones Industrial
        DIVIDEND 30***      Average (DJIA).                                   Todd Investment Advisors, Inc.*
       ----------------------------------------------------------------------------------------------------------

            TOUCHSTONE      The Fund seeks to increase the value of           Fort Washington Investment
            VALUE PLUS      its shares over the long-term.                    Advisors, Inc.*
            ----------------------------------------------------------------------------------------------------
                            The Fund seeks to increase the value of
            TOUCHSTONE      Fund shares over the long-term, while             Deutsche Investment Management
       GROWTH & INCOME      receiving dividend income.                        Americas Inc.*
       ---------------------------------------------------------------------------------------------------------
            TOUCHSTONE      The Fund seeks to achieve both an increase
              BALANCED      in share price and current income.                OpCap Advisors, Inc.*
            ----------------------------------------------------------------------------------------------------
                            The Fund seeks to achieve a high level of
            TOUCHSTONE      current income as its main goal with              Fort Washington Investment
            HIGH YIELD      capital appreciation as a secondary goal.         Advisors, Inc.*
            ----------------------------------------------------------------------------------------------------

                            The Fund seeks to provide a high level
                            of current income as is consistent with
            TOUCHSTONE      the preservation of capital. Capital              Fort Washington Investment
             CORE BOND      appreciation is a secondary goal.                 Advisors, Inc.*

            ----------------------------------------------------------------------------------------------------
                            The Fund seeks high current income
                            consistent with liquidity and stability of
                            principal. The Fund is a money market
            TOUCHSTONE      fund and tries to maintain a constant             Fort Washington Investment
          MONEY MARKET      share price of $1.00 per share.                   Advisors, Inc.*
          ------------------------------------------------------------------------------------------------------


                            *Sub-Advisors to Touchstone Advisors, Inc.
                            **Formerly Touchstone Large Cap Growth.
                            ***Formerly Touchstone Enhanced 30.


The Funds underlying the Sub-Accounts may reserve the right to reject trades by Separate Account 2 in a Fund's shares if in the Fund's opinion, the trade would disrupt the management of the Fund. Such action would be taken only in extraordinary situations, such as where excessive market timing activity is taking place.In the event a Fund rejects a trade, we may not be able to immediately honor a purchase, transfer, or withdrawal request.

More complete information about each Fund, including information about its expenses, is included in its prospectus, which is delivered with this prospectus. Please read the Fund's prospectus carefully before you select it as an investment option.


                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

--------------------------------------------------------------------------------

CHANGES IN THE SUB-ACCOUNTS AND THE FUNDS

We may add, delete or combine Sub-Accounts. New Sub-Accounts will invest in Funds we consider suitable. We may also substitute a new Fund or similar investment option for the Fund in which a Sub-Account invests. We would make a substitution to ensure the underlying Fund continues to be a suitable investment.A substitution may be triggered by unsatisfactory investment performance, a change in laws or regulations, a change in a Fund's investment objectives or restrictions, a change in the availability of the Fund for investment, or any other reason. Before any substitution, we will obtain any required approvals, including approval from the SEC or from Contract owners.


                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

VALUATION OF YOUR INVESTMENTS
--------------------------------------------------------------------------------

SUB-ACCOUNTS

The value of your interest in a Sub-Account is measured in Accumulation Units. An Accumulation Unit is an accounting unit of measure. It is similar to a share of a mutual fund. The value of an Accumulation Unit varies from day to day depending on the investment performance of the Fund in which the Sub-Account is invested and the expenses of the Sub-Account.

ACCUMULATION UNIT
-----------------
A unit of measure used to calculate a Contract owner's share of a Sub-Account. Although it is not the same as a mutual fund share, it is similar.

ACCUMULATION UNIT VALUE
-----------------------
The dollar value of an Accumulation Unit in a Sub-Account.

The Accumulation Unit Value of each Sub-Account is calculated on each day that the New York Stock Exchange is open for business (Valuation Date). The Accumulation Unit Value of a Sub-Account on any Valuation Date is calculated by dividing the value of the Sub-Account's net assets by the number of Accumulation Units credited to the Sub-Account on the Valuation Date.

When you allocate purchase payments to a Sub-Account, your Contract is credited with Accumulation Units. Other transactions, such as withdrawals, exchanges, and payments of the annual contract maintenance charge, will increase or decrease the number of Accumulation Units credited to your Contract.

The number of Accumulation Units added to or subtracted from your Contract is calculated by dividing the dollar amount of the transaction by the Accumulation Unit Value for the Sub-Account at the close of trading on the Valuation Date when we process the transaction. To calculate the Accumulation Unit Value of a Sub-Account on any Valuation Date, we start with the Accumulation Unit Value from the preceding Valuation Date and adjust it to reflect the following items:

  o The investment performance of the Sub-Account, which is based on the investment performance of the corresponding Fund
  o  Any dividend or distributions paid by the corresponding Fund
  o Any charges or credits for taxes that we determined were the result of the investment operations of the Sub-Account
  o  The mortality and expense risk charge
  o  The contract administration charge

We reserve the right to change the number and value of the Accumulation Units credited to your Contract so long as the change does not affect your Contract Value or the benefits or other provisions of your Contract.



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

ANNUITY INCOME PAYMENT OPTIONS
--------------------------------------------------------------------------------

ANNUITY PHASE

During the annuity phase, we will make periodic annuity income payments based on the annuity income payment option you choose as described on the following page. In the Contract, we refer to annuity income payment options as payout plans.

DETERMINING THE INCOME DATE

Annuity income payments start on a specific date called the Income Date. The Income Date is shown on page 3 of your Contract. If you do not select an Income Date, the Income Date will be based on the birthday of the Annuitant. The Annuitant is a natural person selected by you whose life is used to determine the duration and amount of any annuity payments.

Generally, unless you have selected another date, the Income Date is the first anniversary of your Contract Date on or after the Annuitant's 80th birthday. If your Contract has not been in effect for 10 years on the Annuitant's 80th birthday, the Income Date will be the 10th anniversary of your Contract Date.

You can change the Income Date by writing to us. We must receive this notice on or before the scheduled Income Date. Once annuity income payments begin, you cannot change the Income Date.

CHOOSING THE PAYEE

You choose the person or persons to receive the annuity income payments. If you do not select someone, the Annuitant will automatically receive the annuity income payments. You can change the person you selected at any time by writing to us. If the person you select to receive annuity income payments dies, you will receive any remaining annuity income payments unless you select another payee.

DETERMINING THE PAYMENT AMOUNT

Annuity income payment amounts are based on your Contract Value on the Income Date and the payment option you choose.

Under all payment plans, we guarantee that you will earn interest at a minimum rate of 3% each year.

CHOOSING THE FREQUENCY

Generally, we make annuity income payments monthly. You can request annuity income payments on a quarterly, semiannual, or annual basis. If the Surrender Value of your Contract is less than $1,000, we make one annuity income payment in an amount equal to the Surrender Value. If each periodic payment will be less than $50, we will change the frequency of the payments to increase the amount of each periodic payment to at least $50.


                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

--------------------------------------------------------------------------------

CHOOSING THE PAYMENT OPTION

You can select one of the five annuity income payment options described below, or any other payment option we currently offer, at any time before the Income Date. Some states may limit the availability of payment options. You can change the payment option you selected by writing to us. We must receive this notice on or before the scheduled Income Date. Once annuity income payments begin, you cannot change your payment option.

If you do not elect an annuity payment plan, Life Income Option 2C (monthly payments guaranteed for 10 years) will apply.



                                        OVERVIEW OF ANNUITY INCOME PAYMENT OPTIONS
INSTALLMENT INCOME OPTION 1A    Fixed Period -- you select the number of years.
---------------------------------------------------------------------------------------------
INSTALLMENT INCOME OPTION 1B    Fixed Amount -- you select the amount of the monthly payment.
---------------------------------------------------------------------------------------------
       LIFE INCOME OPTION 2A    One Life -- we make payments as long as the Annuitant lives.
       --------------------------------------------------------------------------------------
                                Joint and Survivor -- we make payments as long as either
       LIFE INCOME OPTION 2B    the Annuitant or another designated person lives.
       --------------------------------------------------------------------------------------
                                Life with Guaranteed Period -- we make guaranteed payments
       LIFE INCOME OPTION 2C    for 10 or 20 years and as long as the Annuitant lives.
       --------------------------------------------------------------------------------------



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

--------------------------------------------------------------------------------



                                        ANNUITY INCOME PAYMENT OPTIONS
                      FIXED PERIOD
                      MONTHLY PAYMENT AMOUNT: Based on the Surrender Value of your Contract and the number of years in the payment period. The monthly payments will remain the same throughout the payment period.
INSTALLMENT INCOME    PAYMENT PERIOD: You select the number of years, but no more than 30.
         OPTION 1A    OPTION TO REQUEST LUMP SUM PAYMENT: Available at any time.
-----------------------------------------------------------------------------------------------
                      FIXED AMOUNT
                      MONTHLY PAYMENT AMOUNT: You select the amount, which must be at least $5 for each $1,000 of Surrender Value. For example, if your Surrender Value is $60,000, the minimum monthly payment amount is $300 ($5 x 60). The monthly payments will remain the same throughout the payment period.
                      PAYMENT PERIOD: Payments are made until the entire amount, including
INSTALLMENT INCOME    interest, is paid. All payments must be made in 30 years or less.
         OPTION 1B    OPTION TO REQUEST LUMP SUM PAYMENT: Available at any time.
-----------------------------------------------------------------------------------------------
                      ONE LIFE
                      MONTHLY PAYMENT AMOUNT: Based on the Surrender Value of your Contract and the age and gender of the Annuitant on the date of the first payment. The monthly payments will remain the same throughout the payment period.
                      PAYMENT PERIOD: We make payments for as long as the Annuitant lives. When the Annuitant dies we stop payments even if only one payment was made.
       LIFE INCOME    OPTION TO REQUEST LUMP SUM PAYMENT: Not available after the first payment
         OPTION 2A    is made.
       ----------------------------------------------------------------------------------------
                      JOINT AND SURVIVOR
                      MONTHLY PAYMENT AMOUNT: Based on the Surrender Value of your Contract and the age and gender of the Annuitant and another designated person on the date of the first payment. The monthly payments will remain the same throughout the payment period.
                      PAYMENT PERIOD: Based on the lifetimes of the Annuitant and another designated person. Payments continue as long as either person is living.
                      If either person dies before the first payment, we make annuity payments during the survivor's lifetime under Life Income Option 2C guaranteed for
                      10 years.
       LIFE INCOME    OPTION TO REQUEST LUMP SUM PAYMENT: Not available after the first payment
         OPTION 2B    is made.
       ----------------------------------------------------------------------------------------
                      LIFE WITH GUARANTEED PERIOD
                      MONTHLY PAYMENT AMOUNT: Based on the Surrender Value of your Contract, the age and gender of the Annuitant on the date of the first payment and the number of years chosen for guaranteed payments.The monthly payments will remain the same throughout the payment period.
                      PAYMENT PERIOD: You select 10 or 20 years as the guaranteed period. We make payments for as long as the Annuitant lives even if the Annuitant lives longer than the selected period. For example, if you select a
                      10-year guaranteed payment period and the Annuitant lives for 12 years, we make payments for 12 years.
       LIFE INCOME    OPTION TO REQUEST LUMP SUM PAYMENT: Not available after the first payment
         OPTION 2C    is made.
       ----------------------------------------------------------------------------------------



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

DEATH BENEFIT
--------------------------------------------------------------------------------


DEATH OF ANNUITANT


If the Annuitant dies before the Income Date, we will pay a death benefit instead of annuity payments.

You select one or more person(s) who will receive this death benefit. These people are called beneficiaries.You can change your beneficiaries at any time by writing to us.

To determine the death benefit amount, we must receive proof of death of the Annuitant and payment instructions for the beneficiary. If we do not receive payment instructions for the beneficiary within 60 days of receipt of the proof of death, we may pay the beneficiary in one lump sum. You can find additional information about designating a beneficiary and payment instructions in your Contract.

Based upon the date we receive the proof of death and payment instructions, we calculate the amount of the death benefit according to the following table:

BEFORE ANNUITANT'S 80TH BIRTHDAY

Annuitant dies before annuity payments begin, before the first day of the calendar month after the Annuitant's 80th birthday.

The death benefit amount will equal the greater of the following 2 amounts:

  o The Contract Value on the date we receive proof of death of the Annuitant and payment instructions for the beneficiary

  o  The sum of all purchase payments minus any amounts withdrawn

AFTER ANNUITANT'S 80TH BIRTHDAY

Annuitant dies before annuity payments begin but on or before the first day of the calendar month after the Annuitant's 80th birthday.

The death benefit amount will equal the Contract Value on the day we receive proof of death of the Annuitant and payment instructions for the beneficiary.

Annuitant dies after annuity income payments begin.

Any remaining benefits will be paid based on the annuity income payment option in effect.

DEATH OF OWNER


If an Owner who is not also the Annuitant dies before the Annuitant and before the Income Date, the Surrender Value will be paid to the new Owner as described in the Required Distributions section on page 34 of this prospectus.



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

WSLAC AND SEPARATE ACCOUNT 2
--------------------------------------------------------------------------------

WSLAC

Western-Southern Life Assurance Company (WSLAC) is a stock life insurance company organized under the laws of the State of Ohio on December 1, 1980. It is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (WSLIC), a stock life insurance company organized under the laws of the State of Ohio on February 23, 1888, which is a wholly-owned subsidiary of Western-Southern Mutual Holding Company, a mutual holding company organized under the laws of the State of Ohio on September 19, 2000. WSLAC and WSLIC issue insurance and annuity contracts and are located at 400 Broadway, Cincinnati, Ohio 45202.

SEPARATE ACCOUNT 2

WSLAC established Separate Account 2 (SA2) under Ohio law on June 1, 1994. SA2 supports the Contracts and certain other variable annuity contracts that it issues. SA2 is registered with the SEC as a unit investment trust. We may operate SA2 as a management investment company or any other form permitted by law. We may also deregister SA2 if registration with the SEC is no longer required.


SA2 currently offers 20 Sub-Account options to purchasers of the Contracts. SA2 holds the investments allocated to the Sub-Accounts by the owners of the Contracts. It also holds assets for the benefit of owners of certain other variable annuity contracts that it issues. SA2 invests the assets of each Sub-Account in the corresponding Fund. The investment objective of a Sub-Account and the Fund in which it invests are identical.


WSLAC owns SA2's assets but it separates SA2's assets from its general account assets and the assets of its other separate accounts. Liabilities from any other businesses conducted by WSLAC will not be charged to SA2's assets. We hold SA2's assets exclusively for the benefit of owners and beneficiaries of the Contracts and certain other variable annuity contracts issued by SA2. WSLAC is obligated to pay all benefits provided under the Contracts.

The income, capital gains and capital losses of each Sub-Account are credited to or charged against the assets of that Sub-Account without regard to the income, capital gains or capital losses of any other Sub-Account or WSLAC.


                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

UNDERWRITER
--------------------------------------------------------------------------------

Touchstone Securities, Inc. is the distributor of the Contracts. Its principal business address is 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202.Touchstone Securities is a wholly-owned subsidiary of IFS Financial Services, Inc., a wholly-owned subsidiary of WSLAC.

Touchstone Securities pays sales commissions to persons or entities that sell the Contracts. These persons are called dealers. Sales commissions may be calculated as a percentage of the purchase payments received for a Contract or a percentage of the Contract Value (sometimes called a trail commission). Sales commissions may also be based on a dealer's total sales and other performance factors (sometimes called production bonuses).Touchstone Securities may also pay dealers for other services not directly related to Contract sales.


                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

VOTING RIGHTS
--------------------------------------------------------------------------------

Because each Sub-Account invests in a corresponding Fund,WSLAC is entitled to vote at any meeting of the Fund's shareholders. WSLAC, on behalf of SA2, votes the shares of a Fund that are held by a Sub-Account according to the instructions of the owners of Contracts who have invested in that Sub-Account.

If you have money in a Sub-Account on the record date for a meeting of the shareholders of the corresponding Fund, we will ask you for voting instructions. You will have voting rights corresponding to the number of Accumulation Units attributable to your policy.

We will mail materials to you at least 14 days before the shareholder meeting so you can provide your voting instructions to us. If we do not receive voting instructions from you, we will still vote the shares for which you are entitled to provide instructions. We will vote these shares in the same proportion as the voting instructions received by Contract owners who provide instructions. If WSLAC itself is entitled to vote at the shareholder meeting, it will vote its shares in the same manner.

We may not ask Contract owners for voting instructions if the applicable rules and regulations change and permit us to vote the shares of a Fund. We may also change the manner in which we calculate the number of shares for which you can provide voting instructions if the applicable rules and regulations change.

We may disregard the voting instructions of Contract owners under certain circumstances and state insurance regulators may require us to disregard these instructions under certain circumstances. If we disregard the voting instructions we receive, we will include a summary of our actions in our next report to you.


                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

OTHER INFORMATION ABOUT YOUR CONTRACT
--------------------------------------------------------------------------------

RELY ON YOUR CONTRACT

The description of the Contract in this Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from the description of the Contract in the Prospectus, you should rely on the terms in your Contract.

CONFIRMATIONS AND STATEMENTS

We will send you a confirmation of each purchase payment and other financial transactions, such as transfers and partial withdrawals. We will also send you a statement each year showing the value of your investment in the Sub-Accounts.

If you have invested money in a Sub-Account, you will also receive semi-annual reports for the underlying Fund of that Sub-Account. These semi-annual reports will include a list of portfolio securities held by the underlying Fund.

PROCESSING GUIDELINES

We use certain guidelines to determine when we will process your Contract application and other instructions. These processing guidelines determine your Contract Date and the effective date of instructions that you send to us. The effective date depends upon the time of day we receive your application or your instructions, whether the New York Stock Exchange is open at that time and whether your application and instructions are in good order.

If we receive an incomplete application or incomplete instructions from you, we will contact you for more information. If we have not received all the application information that we need within 5 business days of the day we received your application, we will return your initial purchase payment to you unless you tell us not to return it.

If you are the sole owner of your Contract, you must sign your Contract application and other instructions. If you and another person are joint owners of your Contract, you and your joint owner must both sign your Contract application and other instructions.

SECURITY PROCEDURES

We have established security procedures for telephone transactions, such as recording telephone calls. In the future we may also require a personal identification number (PIN). We will not be liable for losses due to unauthorized or fraudulent telephone instructions if we follow reasonable security procedures and reasonably believe the instructions are genuine.

MISSTATEMENT OF AGE OR GENDER

If the age or gender of the Annuitant is misstated in information sent to us, we will change any benefits under the Contract to those benefits that your purchase payments would have purchased if the correct age and gender had been stated. If we do not discover the misstatement until after annuity payments have started, we will deduct any overpayments, plus compound interest, from subsequent payments and we will pay any underpayments, plus compound interest, in a lump sum.


                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

--------------------------------------------------------------------------------

ASSIGNMENT

Generally, you may assign your Contract, but you may assign a Contract purchased in connection with a retirement plan only if assignment is permitted under applicable law and the documents governing the plan. We will not be bound by any assignment until written notice of the assignment is received and recorded at the Touchstone Variable Annuity Service Center. Your rights and the rights of your beneficiary will be affected by an assignment. We are not responsible for the validity or tax consequences of any assignment.

LOANS

You may be permitted to take a loan from your Contract if you purchased it in connection with a 403(b) plan and the plan documents permit such loans. Loans are not permitted under any other type of Contract.

NO DIVIDENDS

The Contracts are "non-participating", which means that they do not pay dividends. The investment results of the investment options that you choose are reflected in your benefits.

FINANCIAL STATEMENTS
AND ADDITIONAL CONTRACT INFORMATION


Financial statements of WSLAC and SA2 are included in the Statement of Additional Information along with additional information about the Contracts. The table of contents of the Statement of Additional Information is included on page 48. For a free copy, call the Touchstone Variable Annuity Service Center at
800.669.2796 (press 2). The Statement of Additional Information and other information about the Contracts is also available on the Securities and Exchange Commission's web site (http://www.sec.gov). The Registration Number for the Contracts is 033-79906. The Registration Number for Separate Account 2 is 811-08550.



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

FEDERAL INCOME TAX INFORMATION
--------------------------------------------------------------------------------

The following discussion summarizes the impact of certain federal income tax laws on contributions to, earnings of and distributions from a Contract. It is based on our understanding of these laws as they are currently in effect and interpreted. It is not tax advice. YOU SHOULD CONSULT YOUR OWN TAX ADVISOR BEFORE YOU PURCHASE A CONTRACT. Because this is a summary, it does not contain all the information that may be important to you.

The impact of federal income taxes on your investment in a Contract depends, among other things, on the following factors:

  o  WSLAC's tax status
  o  The tax status of the Contract
  o  Your tax status
  o  The tax status of your beneficiary
  o  The tax status of the person you select to receive annuity payments

Your investment may also be affected by changes that occur in the federal income tax laws and by other tax laws, such as state or local income tax laws, federal estate and gift tax laws and local estate and other similar laws. The effects of such other laws on your investment in a Contract are generally not discussed in this summary.

The following discussion assumes "you" are the owner of a Contract, or, when the Contract is purchased in connection with a retirement plan that is described below as a Qualified Plan,"you" are the plan participant for whose benefit the Contract is purchased.

TAX STATUS OF WSLAC

WSLAC is taxed as a life insurance company. Because the operations of the SA2 are part of WSLAC, WSLAC is responsible for any federal income taxes related to the income of the SA2 and its Sub-Accounts. You are responsible for all taxes related to your investment in a Contract.

TAX STATUS OF THE CONTRACT

We believe that any Contract will be treated as an "annuity contract" under the Internal Revenue Code (Code) and thus will provide the federal income tax consequences discussed in this summary. We do not, however, guarantee the tax status of any Contract. You bear the complete risk that any Contract you own may not be treated as an "annuity contract" under the Code. A more detailed discussion of various matters that might affect your Contract's status as an "annuity contract" is included in the Statement of Additional Information.

If a Contract you own is not treated as an "annuity contract", the earnings allocable to your investment in the Contract will be included in your income for federal income tax purposes on a current basis, even if you have not yet received payments from the Contract.

The discussions which follow entitled "Tax Treatment of Non-Qualified Contracts" and "Tax Treatment of Qualified Contracts" will apply only if the applicable Contract is treated as an "annuity contract" under the Code.


                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

--------------------------------------------------------------------------------

TAX TREATMENT OF NON-QUALIFIED CONTRACTS

The information in this section of the Prospectus relates to Contracts that are not purchased in connection with a retirement plan or program which qualifies under Section 401, 403(b), 408, 408A or 457 of the Code. In this section of the Prospectus, these Contracts will be called "Non-Qualified Contracts".

A Non-Qualified Contract is intended to be a tax-deferred investment. This means that, if the Contract qualifies as an "annuity contract" under the Code, you will not have to include in income for federal income tax purposes the investment earnings of your Non-Qualified Contract until you make a withdrawal from the Contract, surrender it or start receiving annuity payments from it. When you make a withdrawal from your Non-Qualified Contract, surrender it or receive an annuity payment from it, you will have to include in income for federal income tax purposes the portion of the payment that reflects investment earnings (but no other part of the payment which reflects an amount that has already been included in your income for federal tax purposes).

Different rules may apply to an owner of a Non-Qualified Contract that is not a natural person, such as a corporation or trust. If the owner of a Non-Qualified Contract is not a natural person, you should consult a tax advisor for more information about these rules.

The following discussion in this section explains how the general principles of tax-deferred investing apply to a Non-Qualified Contract when the owner of the Contract is a natural person. The discussion assumes at all times that your Non-Qualified Contract will be treated as an "annuity contract" under the Code.

TAX TREATMENT OF PURCHASE PAYMENTS

Generally, any purchase payments that you invest in your Non-Qualified Contract will not be deductible in determining your federal income tax.

TAX TREATMENT OF WITHDRAWALS,
SURRENDERS AND DISTRIBUTIONS

The cost basisof your Non-Qualified Contract is generally the sum of your purchase payments for the Contract.

You will generally have to include in income for federal income tax purposes the portion of any payment from your Non-Qualified Contract that exceeds the portion of the cost basis (or principal) of the Contract which is allocable to such payment. The difference between the cost basis and the value of your Non-Qualified Contract represents the increase in the value of the Contract. The taxable portion of a payment from your Non-Qualified Contract is generally taxed at your marginal income tax rate.

TAX TREATMENT OF PARTIAL WITHDRAWALS AND SURRENDERS

PARTIAL WITHDRAWALS. A partial withdrawal refers to a withdrawal from your Non-Qualified Contract that is less than its total value and is not paid in the form of an annuity. Usually, a partial withdrawal of the value of your Non-Qualified Contract will be treated for tax purposes as coming first from earnings (which represent the increase in the value of the Contract). This portion of the withdrawal will be included in your income for federal income tax purposes.


                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

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After the earnings portion is exhausted, the remainder of any partial withdrawal will be treated as coming from your principal in the Contract (generally the sum of the purchase payments; it also may include any employer or other payments for the Contract that were previously included in your income for federal income tax purposes). This portion of the withdrawal will not be included in your income for federal income tax purposes.

If your Non-Qualified Contract contains investments made prior to August 14, 1982, however, a partial withdrawal from the Contract will be treated, to the extent it is allocable to such pre-August 14, 1982 investments, as coming first from principal and then, only after the principal portion is exhausted, from earnings.

SURRENDERS. If you surrender your Non-Qualified Contract and receive a lump sum payment of its entire value, the portion of the payment that exceeds your then remaining cost basis in the Contract will be included in your income for federal income tax purposes. You will not include in income for federal income tax purposes the part of the payment that is equal to such cost basis.

TAX TREATMENT OF ANNUITY PAYMENTS

If annuity payments are made under your Non-Qualified Contract, a portion of each payment is generally excludable from your income for federal income tax purposes as a tax-free recovery of your cost basis in the Contract and the balance is included in your income for such purposes.

The portion of the payment that is excludable from income is determined under detailed rules provided in the Code (which in general terms determine such excludable amount by dividing your cost basis in the Contract at the time the annuity payments begin by the expected return under the Contract).

If the annuity payments continue after your cost basis has been recovered, such additional payments will generally be included in full in income for federal income tax purposes.

For the above purposes, your cost basis in the Contract will be reduced to reflect the value of any period certain or refund guarantee form in which the annuity payments are to be made, if applicable.

PENALTY TAX ON DISTRIBUTIONS

Generally, a penalty equal to 10% of the amount of any payment that is includable in your income for federal income tax purposes will apply to any distribution you receive from a Non-Qualified Contract in addition to ordinary income tax.

This 10% penalty will not apply, however, if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:

  o  A distribution that is made on or after the date you reach age 59 1/2
  o  A distribution that is made on or after your death
  o A distribution that is made when you are disabled (as defined in Section 72(m) of the Code)


                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

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  o A distribution that is made as part of a series of substantially equal periodic payments which are made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your joint Annuitant under the Contract
  o A part of a distribution that is attributable to your investment in the Contract prior to August 14, 1982
  o  A distribution that is paid as an immediate annuity within the meaning of
     Section 72(u)(4) of the Code, which generally refers to an annuity contract that has been purchased with a single premium or annuity consideration, under which payments begin no later than one year from the purchase of the contract and which provides for a series of substantially equal periodic payments to be made at least annually during the annuity period

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge by you of your Non-Qualified Contract may be treated as if it were a payment to you of all or part of the value of the Contract and therefore may be a taxable event. You should consult your own tax advisor before you assign or pledge your Non-Qualified Contract.

REQUIRED DISTRIBUTIONS

To qualify as an "annuity contract" under the Code, your Non-Qualified Contract must meet certain distribution requirements in the event you die.

Generally, if you die before annuity payments begin under the Contract, the amounts accumulated under your Non-Qualified Contract either must be distributed within five years of your death or must begin to be paid within one year of your death under a method that will pay the entire value of the Contract over the life (or a period not extending beyond the life expectancy) of your designated beneficiary under the Contract.

Special rules apply, however, if your designated beneficiary under the Contract is your surviving spouse. If your spouse is your beneficiary under the Contract, these rules involving required distributions in the event of death will be applied as if your surviving spouse had been the original owner of the Contract.

If you die after annuity payments have begun, payments generally must continue at least as rapidly as under the method in effect at your death (unless such method provides that payments stop at your death).

WITHHOLDING

Payments received from your Non-Qualified Contract are, to the extent includable in your income for federal income tax purposes, generally subject to federal income tax withholding, unless you elect not to have taxes withheld and you notify us that you are making this election.

Your tax status, the type of distribution and any election you make as to the withholding amount that is to apply will determine how much money must be withheld if you fail to elect out of withholding.


                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

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MULTIPLE NON-QUALIFIED CONTRACTS

All Non-Qualified Contracts that are issued to you by the same company within a calendar year period are generally treated as one Contract for purposes of determining the tax consequences of any distribution, and this may cause adverse or unanticipated tax consequences. As a result, you should consult a tax advisor before purchasing more than one Non-Qualified Contract in any calendar year period in order to discuss the effect of such multiple purchases.

TAX TREATMENT OF QUALIFIED CONTRACTS

The information in this section of the Prospectus relates to Contracts that are purchased in connection with certain retirement plans. In this section of the Prospectus, these retirement plans will be called "Qualified Plans" and Contracts purchased in connection with Qualified Plans will be called "Qualified Contracts".

A Qualified Contract is intended to be a tax-deferred investment.This means that, if the Qualified Contract and the Qualified Plan under which it was purchased meet certain applicable rules of the Code, you will not have to include in income for federal income tax purposes the investment earnings of your Qualified Contract until you make a withdrawal from the Contract, surrender it or start receiving annuity payments from it.

When you make a withdrawal from your Qualified Contract, surrender it or receive an annuity payment from it, you will generally have to include in income for federal income tax purposes the entire amount of the payment (except to the extent it reflects your own "after-tax" contributions to the Contract or any other cost basis you may have under the Contract).

TYPES OF QUALIFIED CONTRACTS

The Qualified Contracts are designed to be suitable for use with the following types of Qualified Plans:

  o Traditional IRAs (individual retirement annuities under Section 408 of the Code)
  o  Roth IRAs (individual retirement annuities under Section 408A of the Code)
  o Section 401 plans (plans qualified under Section 401(a) of the Code, such as profit sharing plans, including so-called 401(k) plans and money purchase pension plans)
  o Section 403(b) plans (tax sheltered annuities under Section 403(b) of the Code)
  o Section 457 Deferred Compensation plans (deferred compensation plans under Section 457 of the Code)
  o  SEPs (simplified Employee Pension Plans under Section 408(k) of the Code)
  o SIMPLE IRAs (Savings Incentive Match Plans for Employees under Section 408(p) of the Code)
  o  Texas ORP Plans (State of Texas Optional Retirement Program plans)

Because of the minimum purchase payment requirements, Qualified Contracts may not be appropriate for some retirement plans.


                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

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LIMITATIONS IMPOSED BY THE CODE OR THE QUALIFIED PLAN

In most cases, the Code places limitations and restrictions on how a Qualified Plan can be designed and operated. These limitations and restrictions relate to various issues, including:

  o  Amounts of allowable contributions
  o  Form, manner and timing of distributions
  o  Vesting and nonforfeitability of interests
  o  Nondiscrimination in eligibility, participation, contributions and benefits
  o  Tax treatment of distributions, withdrawals and surrenders
  o Withdrawal from the plan, such as while the plan participant is still employed by the employer of the plan
  o  Receipt and taxation of loans

A Qualified Contract that is issued under or in connection with a Qualified Plan is subject to the terms and conditions of the Qualified Plan. If the information in the Qualified Plan documents differs from the information in the Qualified Contract, you should rely on the information in the Qualified Plan.

The tax rules regarding Qualified Plans are complex, change frequently and will have different applications depending on individual facts and circumstances. You should consult your own tax advisors before you purchase a Qualified Contract.

TAX CONSEQUENCES OF PARTICIPATING IN A QUALIFIED PLAN

The tax consequences of participating in a Qualified Plan vary with the type of plan and the terms and conditions of the plan. Various penalty and excise taxes may apply to contributions to or distributions from a Qualified Contract if the contributions or distributions violate the limitations of the Qualified Plan or the Code. Certain restrictions and penalties may apply to withdrawals and surrenders from a Qualified Contract.

TRADITIONAL AND ROTH IRAS. To help you understand the tax consequences of purchasing a Qualified Contract in connection with a Traditional IRA or a Roth IRA, we will provide you with an IRA Disclosure Statement.

SECTION 401 PLANS AND SECTION 403(b) PLANS. To help you understand the tax consequences of purchasing a Qualified Contract in connection with a Section 401 plan or a Section 403(b) plan, we have included a supplement in this Prospectus as to such plans. The supplement summarizes certain federal income tax laws and is based on our understanding of these laws. Because the supplement is a summary, it does not contain all the information that may be important to you. The supplement is for general informational purposes only.

TEXAS OPTIONAL RETIREMENT PROGRAM. To help you understand the tax consequences of purchasing a Qualified Contract in connection with the Texas Optional Retirement Program, we have included a supplement in this Prospectus regarding this program. The supplement summarizes certain state and federal income tax laws and is based on our understanding of these laws. Because the supplement is a summary, it does not contain all the information that may be important to you. The supplement is for general informational purposes only.

OTHER QUALIFIED PLANS. You should contact your own tax advisor for more information about the tax consequences of investing in a Qualified Contract in connection with a Section 457 Deferred Compensation plan, SEP or a SIMPLE IRA plan.


                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

SUPPLEMENT A
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ACCUMULATION UNIT VALUES


The Accumulation Unit Values shown in the table below are for an Accumulation Unit outstanding throughout the periods. An explanation of how an Accumulation Unit Value is calculated is located on page 20 in this Prospectus.


ACCUMULATION UNIT
-----------------
A unit of measure used to calculate a Contract owner's share of a Sub-Account. Although it is not the same as a mutual fund share, it is similar.

ACCUMULATION UNIT VALUE
-----------------------
The dollar value of an Accumulation Unit in a Sub-Account.




                        YEARS ENDED      UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                        DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                           1999 1        10.000000            12.428992           1,333
                           2000          12.386830             9.804412          10,833
                           2001           9.804412             6.430420          11,702
                           2002           6.430420             4.403527           6,385
     AIM V.I. GROWTH       2003           4.403527             5.733347           6,853
     ---------------------------------------------------------------------------------------
                           1999 1        10.000000             9.961900              10
                           2000           9.928089            10.883817           1,398
                           2001          10.883817            11.489439           2,348
 AIM V.I. GOVERNMENT       2002          11.489439            12.491814           3,524
          SECURITIES       2003          12.491814            12.525267             915
 -------------------------------------------------------------------------------------------
                           1999 1        10.000000            13.691747             122
                           2000          13.645334             9.889185             680
                           2001           9.889185             6.914953             807
      ALGER AMERICAN       2002           6.914953             5.061027             782
SMALL CAPITALIZATION       2003           5.061027             7.146912             562
--------------------------------------------------------------------------------------------
                           1999 1        10.000000            12.091425           2,196
                           2000          12.050408            10.223506           2,767
                           2001          10.223506             8.943565           5,333
      ALGER AMERICAN       2002           8.943565             5.945301           4,379
              GROWTH       2003           5.945301             7.972021           4,788
      --------------------------------------------------------------------------------------
                           1999 1        10.000000            16.464071           2,424
                           2000          16.408335            13.131591           7,652
                           2001          13.131591             8.664432           9,976
             MFS VIT       2002           8.664432             5.693672           6,892
     EMERGING GROWTH       2003           5.693672             7.355919           5,987
     ---------------------------------------------------------------------------------------
                           1999 1        10.000000            10.333414           1,656
                           2000          10.298332            10.236745           3,872
                           2001          10.236745             8.534929           4,293
             MFS VIT       2002           8.534929             6.692151           3,288
     INVESTORS TRUST       2003           6.692151             8.109448           3,090
     ---------------------------------------------------------------------------------------
                           1999 1        10.000000             9.674687             410
                           2000           9.641838            11.635800           2,857
           PIMCO VIT       2001          11.635800            12.221341           3,708
           LONG-TERM       2002          12.221341            14.256329           6,466
     U.S. GOVERNMENT       2003          14.256329            14.694125           4,568
     ---------------------------------------------------------------------------------------
           PUTNAM VT
INTERNATIONAL EQUITY       2003 6        10.000000            13.002039           5,609
--------------------------------------------------------------------------------------------



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

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                        YEARS ENDED      UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                        DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                           2000 2          10.000000           9.336721            1,809
                           2001             9.336721           8.133823            2,079
         SCUDDER VIT       2002             8.133823           6.268529            1,026
    EQUITY 500 INDEX       2003             6.268529           7.969838            1,149
    ----------------------------------------------------------------------------------------
          TOUCHSTONE
     BARON SMALL CAP       2003 6          10.000000          12.948143              105
     ---------------------------------------------------------------------------------------
                           1995 3          10.000000          11.741102           14,972
                           1996            11.741102          12.947664          236,639
                           1997            12.947664          17.169847          921,086
                           1998            17.169847          17.592298        1,527,712
                           1999            17.592298          25.612124        1,194,568
                           2000            25.612124          32.936234        1,027,279
                           2001            32.936234          31.816797            6,320
          TOUCHSTONE       2002            31.816797          24.520742            6,643
     EMERGING GROWTH       2003            24.520742          35.823172            5,778
     ---------------------------------------------------------------------------------------
                           1999 1          10.000000          11.524077            1,398
                           2000            11.524077           9.178111            2,671
                           2001             9.178111          10.393790            2,260
          TOUCHSTONE       2002            10.393790           7.986399            2,232
  THIRD AVENUE VALUE       2003             7.986399          11.324611            4,613
  ------------------------------------------------------------------------------------------
                           2001 4          10.000000           8.942156               10
    TOUCHSTONE EAGLE       2002             8.942156           5.812034               10
CAPITAL APPRECIATION       2003             5.812034           7.593945              314
--------------------------------------------------------------------------------------------
                           1999 1          10.000000          10.685289            1,466
                           2000            10.685289          10.287810              499
          TOUCHSTONE       2001            10.287810           9.037504              706
            ENHANCED       2002             9.037504           6.933122            1,011
         DIVIDEND 30       2003             6.933122           9.069217            1,031
         -----------------------------------------------------------------------------------
                           1998 5          10.000000          10.156803               10
                           1999            10.156803          11.589395            1,646
                           2000            11.589395          11.801911            3,617
                           2001            11.801911          11.604006            3,257
          TOUCHSTONE       2002            11.604006           8.443324            2,656
          VALUE PLUS       2003             8.443324          10.865898            2,788
         -----------------------------------------------------------------------------------


                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

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                        YEARS ENDED      UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                        DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                           1995 3          10.000000          12.533949           2,623
                           1996            12.533949          14.291347           4,690
                           1997            14.291347          16.995828          15,766
                           1998            16.995828          18.117147          13,132
                           1999            18.117147          18.420552          10,897
                           2000            18.420552          20.497166           7,438
                           2001            20.497166          19.260962           6,491
     TOUCHSTONE            2002            19.260962          16.259969           6,473
GROWTH & INCOME            2003            16.259969          21.428028           5,277
--------------------------------------------------------------------------------------------
                           1995 3          10.000000          12.018023           1,771
                           1996            12.018023          13.922266           3,958
                           1997            13.922266          16.382306          10,276
                           1998            16.382306          17.135699          10,009
                           1999            17.135699          18.634709           6,555
                           2000            18.634709          20.838110           5,657
                           2001            20.838110          21.224793           6,201
     TOUCHSTONE            2002            21.224793          19.141660           6,113
       BALANCED            2003            19.141660          23.086159           6,458
     ---------------------------------------------------------------------------------------
                           1999 1          10.000000           9.217403             626
                           2000             9.217403           9.082068           1,491
                           2001             9.082068           9.634076          10,585
     TOUCHSTONE            2002             9.634076           9.827325           7,597
     HIGH YIELD            2003             9.827325          12.087864           8,346
     ---------------------------------------------------------------------------------------
                           1995 3          10.000000          11.309517           1,615
                           1996            11.309517          11.505592           2,904
                           1997            11.505592          12.322051           7,005
                           1998            12.322051          13.227693           8,263
                           1999            13.227693          12.954294           5,330
                           2000            12.954294          14.034819           5,467
                           2001            14.034819          15.015635           6,790
     TOUCHSTONE            2002            15.015635          16.078077           6,625
      CORE BOND            2003            16.078077          16.507580           6,102
     ---------------------------------------------------------------------------------------
                           2001 4          10.000000          10.155158              10
     TOUCHSTONE            2002            10.155158          10.234817              27
   MONEY MARKET            2003            10.234817          10.256397           5,779
   -----------------------------------------------------------------------------------------


1  Sub-Account operations began on May 14, 1999
2  Sub-Account operations began on May 3, 2000
3  Sub-Account operations began on February 23, 1995
4  Sub-Account operations began on May 1, 2001
5  Sub-Account operations began on May 1, 1998

6  Sub-Account operations began on May 1, 2003



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

SUPPLEMENT B
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FEDERAL INCOME TAX INFORMATION
SECTION 401 PLANS AND SECTION 403(b) PLANS

Section 401(a) of the Code permits sole proprietorships, partnerships, corporations and certain other organizations operating businesses to establish various types of Qualified Plans (called "Section 401 plans" in this Supplement) for their employees (and, if applicable, those self-employed persons working in the businesses).A Qualified Contract may be purchased to provide benefits to a participant in a Section 401 plan.

Because the provisions of Section 401 plans and Section 403(b) plans vary from plan to plan, you should contact your plan administrator for additional information.

Section 403(b) of the Code permits public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code to purchase Qualified Contracts as "tax sheltered annuities" (called "Section 403(b) plans" in this Supplement) for their employees.

The Code places limitations and restrictions on all Section 401 and Section 403(b) plans, but the specific rules set forth in the applicable plan will also affect how the plan works. If the information in the Qualified Plan documents differs from the information in the Qualified Contract or in this Supplement, you should rely on the information in the Qualified Plan documents.

This discussion explains certain federal income tax rules applicable to a Qualified Contract purchased in connection with a Section 401 or a Section 403(b) plan. This discussion assumes at all times that the Contract qualifies as an "annuity contract" and a "Qualified Contract", and that the plan to which it relates qualifies as a "Qualified Plan" under the Code.

TAX TREATMENT OF CONTRIBUTIONS

Other than "after-tax" contributions made by you to a Section 401 plan, contributions to a Section 401 or a Section 403(b) plan generally are not included in your income for federal income tax purposes until the contributions are distributed from the plan, provided such contributions are not in excess of any benefit, contribution or nondiscrimination limits that apply to the plan.

TAX TREATMENT OF DISTRIBUTIONS

Except for the special tax treatments described below, any distributions from a Qualified Contract purchased in connection with Section 401 or Section 403(b) plans generally are included in your (or, if applicable, your beneficiary's) income for federal income tax purposes as ordinary income, except to the extent the distributions are allocable to your after-tax contributions.

SPECIAL TAX TREATMENT FOR LUMP SUM DISTRIBUTIONS FROM A SECTION 401 PLAN.
If you receive (or your beneficiary receives) an amount from a Qualified Contract as part of a distribution from a Section 401 plan if the distribution qualifies as a lump sum distribution under the Code and if you were born before January 1, 1936, the portion of the distribution that is included in income may be eligible for special tax treatment.Your plan administrator should provide you with information about the tax treatment of a lump sum distribution at the time you receive such a distribution.


                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

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SPECIAL RULES FOR DISTRIBUTIONS THAT ARE ROLLED OVER. In addition, special rules apply to a distribution from a Qualified Contract to you (or your surviving spouse in the event he or she is your beneficiary with respect to the distribution) that relates to a Section 401 or a Section 403(b) plan if such distribution is properly rolled over in accordance with the provisions of the Code. These provisions contain various requirements, including the requirement that the rollover be made directly from the distributing plan or within 60 days of receipt:

  o To a Traditional IRA under Section 408 of the Code (and the rollover is being made by you or your spouse as beneficiary). A Traditional
     IRA does not include a Roth IRA, SIMPLE IRA, or Coverdell Education Savings Account (formerly known as an Education IRA).
  o  To another Section 401 plan or a certain kind of annuity plan under
     Section 403(a) of the Code (if the distribution is from a Section 401 plan and the rollover is being made by you).
  o To a Section 403(b) plan (if the distribution is from a Section 403(b) plan and the rollover is being made by you).
  o To an eligible Section 457(b) plan maintained by a governmental employer (governmental 457 plan).

These special rules only apply to distributions that qualify as "eligible rollover distributions" under the Code. In general, a distribution from a
Section 401 Plan or Section 403(b) plan will be an eligible rollover distribution EXCEPT to the extent:

  o It is part of a series of payments made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your beneficiary under the plan or for a period of more than ten years.
  o  It is made by reason of a hardship.
  o It is a required minimum distribution under Section 401(a)(9) of the Code as described below.
  o It represents cash dividends paid to you on employer stock held in an employer stock ownership plan.
  o It represents a distribution that is made to correct a failed nondiscrimination test or because legal limits on certain contributions were exceeded.
  o It is the amount of a plan loan that becomes a taxable deemed distribution because of a default.

Required minimum distributions under Code Section 401(a)(9) of the Code include the following required payments:

  o Except as noted below, minimum payments are required for the calendar year in which you reach age 70 1/2 or any later calendar year.
  o If the plan is a Section 401 plan that is not maintained by certain governmental or church-sponsored organizations and if you are NOT treated under the Code as owning 5% or more of the employer of the applicable plan, minimum distributions are required for the LATER of the calendar year in which you reach age 70 1/2 or the calendar year you terminate employment with the employer.

The administrator of the applicable Section 401 or Section 403(b) plan should provide additional information about these rollover tax rules when a distribution is made.


                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

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SPECIAL RULES FOR DISTRIBUTIONS IN THE FORM OF ANNUITY PAYMENTS. If any distribution is made from a Qualified Contract that relates to a Section 401 or
Section 403(b) plan and is made in the form of annuity payments (and is not eligible for rollover or is not in any event rolled over), a portion of each payment is generally excludable from income for federal income tax purposes to the extent it is treated as allocable to your "after-tax" contributions to the Contract (and any other cost basis you have in the Contract). To the extent the payment exceeds such portion, it is includable in income for federal income tax purposes.

The portion of the annuity payment that is excludable from income is determined under detailed rules provided in the Code. In very general terms, these detailed rules determine such excludable amount by dividing your "after-tax" contributions and other cost basis in the Contract that remain in the plan at the time the annuity payments begin by the anticipated number of payments to be made under the Contract. If the annuity payments continue after the number of anticipated payments has been made, such additional payments will generally be included in full in income for federal income tax purposes.

WITHHOLDING. If any part of a distribution from a Qualified Contract that relates to a Section 401 or a Section 403(b) plan is eligible for rollover, but is not directly rolled over to a Traditional IRA or another eligible employer plan or account pursuant to your election, it is generally subject to mandatory federal income tax withholding at a rate of 20%.

Any taxable part of a distribution from a Qualified Contract that is not eligible for a direct rollover is subject to different withholding rules that are described in the Code. You can generally elect completely out of withholding as to such part.

PENALTY TAX ON WITHDRAWALS

Generally, there is a penalty tax equal to 10% of the portion of any payment from a Qualified Contract issued in connection with a Section 401 or a Section 403(b) plan that is included in your income for federal income tax purposes.

This 10% penalty will not apply, however, if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:

  o  A distribution that is made on or after the date you reach age 59 1/2
  o A distribution that is properly rolled over to a Traditional IRA or to another eligible employer plan or account
  o  A distribution that is made on or after your death
  o A distribution that is made when you are disabled (as defined in Section 72(m) of the Code)
  o A distribution that is made as part of a series of substantially equal periodic payments which begin after you separate from service with the employer of the applicable plan and are made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your joint Annuitant under the Qualified Contract


                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

--------------------------------------------------------------------------------

  o A distribution that is made to you by reason of your separation from service with the employer of the applicable plan when such separation occurs during or after the calendar year in which you reach age 55
  o A distribution that is made to you to the extent it does not exceed the amount allowable to you as a deduction for medical care under
     Section 213 of the Code (determined without regard to whether or not you itemize deductions)
  o A distribution that is made to an alternate payee of yours pursuant to a Qualified Domestic Relations Order (that meets the conditions of Section 414(p) of the Code)

REQUIRED DISTRIBUTIONS

Distributions from a Qualified Contract issued in connection with a Section 401 or a Section 403(b) plan must meet certain rules concerning required distributions that are set forth in the Code. Such rules are summarized below:

  o Except as noted below, required distributions to you generally must start by April 1 of the calendar year following the calendar year in which you reach age 70 1/2.
  o If a Section 401 plan is involved (except for a Section 401 plan maintained by certain governmental or church-sponsored organizations) and you are NOT considered a 5% or more owner of the employer of the plan under the rules of the Code, the required distributions to you generally do not have to start until April 1 of the calendar year following the LATER of the calendar year in which you reach age 70 1/2 or the calendar year in which you terminate employment with the employer.
  o When distributions are required to be made to you under the Code, they must generally be made over your life (or a period not extending beyond the joint life expectancies) of you and a designated beneficiary under the plan. In general, at least a certain minimum amount, determined under the Code and regulations issued thereunder, must be made each year.

In addition, other rules apply under the Code to determine when and how required minimum distributions must be made in the event of your death. The applicable plan documents should contain such rules.

SPECIAL PROVISIONS

LOANS. Qualified Contracts used for Section 403(b) plans generally allow you to borrow money from such Contracts. In addition, certain Section 401 plans may allow you to borrow money from a Qualified Contract that is used for such plans.

In order to meet the rules of the Code so that such loans are not considered taxable distributions when made, such loans must generally meet the rules listed below:

  o The amount of each loan must generally be a minimum amount as determined under the applicable plan.
  o The interest rate on each loan must be comparable to the rate charged by commercial lenders for similar loans.
  o The loan must be repaid in substantially equal payments made at least quarterly.
  o Generally, you cannot surrender or annuitize the Contract while a loan is outstanding.


                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

--------------------------------------------------------------------------------

  o There may also be restrictions on the maximum time for repaying the loan. The maximum term of any such loan is normally 5 years, except that a longer period may be able to apply to a loan used to purchase your principal residence.

A Section 403(b) or a Section 401 plan may contain additional or different rules on loans from a Qualified Contract. The administrator of the applicable
Section 403(b) or Section 401 plan should be able to provide information about these rules.

WITHDRAWAL LIMITATIONS. The Code limits the withdrawal of amounts from a Qualified Contract used for a Section 401 or Section 403(b) plan to the extent it is attributable to contributions made pursuant to a pre-tax salary reduction agreement or other cash or deferred arrangement. This limit applies in a Qualified Contract used for a Section 403(b) plan only to the extent the withdrawal is attributable to contributions made after December 31, 1988.

If such withdrawal limitations apply, withdrawals of such amounts generally can be made only when you reach age 59 1/2, when you separate from service with the employer of the plan, when you become disabled (as defined in Section 72(m) of the Code) or die or in the case of your financial hardship (that meets certain rules described in the Code). Withdrawals for hardship do not include earnings allocated for you under the plan after 1988. In addition, withdrawals for hardship are not eligible for rollover.

In the case of a Section 401 plan, distributions may also be permitted in the event of the plan's termination or when the plan employer sells substantially all of the assets used in a trade or business of the employer or all of the employer's interest is a subsidiary and you continue service with the purchaser of such assets or interest, provided that certain conditions are met.

You should consult your own tax advisor about the tax consequences of and rules for a loan or a withdrawal from a Section 401 or Section 403(b) plan.


                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

SUPPLEMENT C
--------------------------------------------------------------------------------

STATE OF TEXAS OPTIONAL RETIREMENT PROGRAM

The Contract is eligible for the State of Texas Optional Retirement Program
(ORP). Plans established under the Texas ORP will be referred to as "Texas ORP Plans" in this supplement. Contracts purchased in connection with Texas ORP Plans will be referred to as "ORP Contracts" in this supplement.

ORP CONTRACTS

ELIGIBLE PARTICIPANTS. An ORP Contract may be purchased to provide benefits to a participant in a Texas ORP Plan. Employees of Texas "state supported institutions of higher education" may direct contributions and transfers to an ORP Contract."State supported institutions of higher education" is defined in
Section 51.351 of Subchapter G of Title 3 of the Higher Education Code of the State of Texas.

EMPLOYER PREMIUMS. Employer premiums are purchase payments applied to the ORP Contract that are attributable to employer contributions other than contributions made through a salary reduction agreement. Employer premiums are subject to vesting under the rules governing Texas ORP Plans.

LOANS. Participants in a Texas ORP Plan are not allowed to borrow money from an ORP Contract.

DISTRIBUTIONS. Distributions of funds from an ORP Contract may only be made upon the occurrence of a "distributable event".Title 8, Chapter 830.105 of the Texas Government Code defines "distributable event" as death, retirement, termination of employment in all public institutions of higher education in Texas, or attainment of age 70 1/2.

Distributions from an ORP Contract are considered to have begun if:

  o  Distributions are made due to your reaching your required beginning date
  o Before the required beginning date, irrevocable distributions commence over a period permitted and in an annuity form acceptable under Section 1.401(a)
     (9) of the Regulations

SPECIFIC PLAN RULES. The Internal Revenue Code and Texas laws place limitations and restrictions on Texas ORP Plans, but the specific rules set forth in the applicable plan will also affect how the plan works. Because the provisions of Texas ORP Plans vary from plan to plan, you should contact your plan administrator for additional information. If the information in the Texas ORP Plan documents differs from the information in the ORP Contract or in this supplement, you should rely on the information in the Texas ORP Plan documents.

FEDERAL INCOME TAX INFORMATION

This discussion explains certain federal income tax rules applicable to an ORP Contract. This discussion assumes at all times that the Contract qualifies as an "annuity contract" under the Code, the Contract qualifies as an "ORP Contract" under Texas law and the plan to which it relates qualifies as a "Texas ORP Plan" under Texas law.


                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

--------------------------------------------------------------------------------

The specific rules related to ORP Contracts and Texas ORP Plans discussed in the previous section, such as the rules on when distributions may be made from an ORP Contract, are applicable in addition to the federal income tax rules discussed in this section.

TAX TREATMENT OF CONTRIBUTIONS

Contributions to a Texas ORP Plan generally are NOT included in your income for federal income tax purposes until the contributions are distributed from the plan, provided such contributions are not in excess of any benefit, contribution or nondiscrimination limits that apply to the plan.

TAX TREATMENT OF DISTRIBUTIONS

Any distributions from a Texas ORP Plan generally are included in income for federal income tax purposes as ordinary income, except to the extent the distributions are allocable to your after-tax contributions.

In addition, special rules apply to a distribution from an ORP Contract if such distribution is properly rolled over in accordance with the provisions of the Code. The administrator of the applicable Texas ORP Plan should provide additional information about these rollover tax rules when a distribution is made.

PENALTY TAX ON WITHDRAWALS

Generally, there is a penalty tax equal to 10% of the portion of any payment from an ORP Contract that is included in your income for federal income tax purposes.

This 10% penalty will not apply, however, if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:

  o  A distribution that is made on or after the date you reach age 59 1/2
  o A distribution that is properly rolled over to a Traditional IRA or to another eligible employer plan or account
  o  A distribution that is made on or after your death
  o  A distribution that is made when you are disabled (as defined in Section 72
     (m) of the Code)
  o A distribution that is made as part of a series of substantially equal periodic payments which begin after you separate from service with the employer of the applicable plan and are made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your joint Annuitant under the ORP Contract


                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

--------------------------------------------------------------------------------

  o A distribution that is made to you by reason of your separation from service with the employer of the applicable plan when such separation occurs during or after the calendar year in which you reach age 55
  o A distribution that is made to you to the extent it does not exceed the amount allowable to you as a deduction for medical care under
     Section 213 of the Code (determined without regard to whether or not you itemize deductions)
  o A distribution that is made to an alternate payee of yours pursuant to a Qualified Domestic Relations Order (that meets the conditions of Section 414(p) of the Code)

REQUIRED DISTRIBUTIONS UNDER THE CODE

Distributions from an ORP Contract must meet certain rules concerning required distributions that are set forth in the Code. Such rules are summarized below:

  o Except as noted below, required distributions generally must start by April 1 of the calendar year following the calendar year in which you reach age 70 1/2.
  o If you do not terminate your employment until after age 70 1/2, the required distributions generally do not have to start until April 1 of the calendar year following the later of the calendar year in which you reach age 70 1/2 or the calendar year in which you terminate employment with the employer.
  o When distributions are required under the Code, a certain minimum amount, determined under the Code and regulations issued thereunder, must be made each year.

In addition, other rules apply under the Code to determine when and how required minimum distributions must be made in the event of your death.The applicable plan documents will contain such rules.

WITHDRAWAL LIMITATIONS UNDER THE CODE

The Code limits the withdrawal of amounts from an ORP Contract to the extent it is attributable to contributions made pursuant to a salary reduction agreement or other cash or deferred arrangement. If such withdrawal limitations apply, withdrawals of such amounts generally can be made only when you reach age
59 1/2, when you separate from service with the employer of the plan, when you become disabled (as defined in Section 72(m) of the Code) or die or in the case of your financial hardship (that meets certain rules described in the Code). Withdrawals for hardship do not include earnings allocated for you under a Texas ORP Plan after 1988.

You should consult your own tax advisor about the tax consequences of and rules for a withdrawal from a Texas ORP Plan.


                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                                                                         PAGE

GENERAL ..................................................................  3

SAFEKEEPING OF ASSETS ....................................................  3

DISTRIBUTION OF THE CONTRACTS ............................................  3

SUB-ACCOUNT PERFORMANCE ..................................................  4


SUB-ACCOUNT ACCUMULATION UNIT VALUES .....................................  6

FIXED ANNUITY INCOME PAYMENTS ............................................  6

QUALIFICATION AS AN "ANNUITY CONTRACT" ...................................  7

INDEPENDENT AUDITORS .....................................................  9

FINANCIAL STATEMENTS .....................................................  9


                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

WESTERN-SOUTHERN LIFE ASSURANCE COMPANY

SEPARATE ACCOUNT 2

TOUCHSTONE ADVISOR VARIABLE ANNUITY

FLEXIBLE PURCHASE PAYMENT DEFERRED

VARIABLE ANNUITY CONTRACTS




STATEMENT OF ADDITIONAL INFORMATION


MAY 1, 2004


This Statement of Additional Information is not a prospectus, but contains information in addition to that set forth in the current prospectus dated May 1, 2004 (the "Prospectus") for certain variable annuity contracts ("Contracts") offered by Western-Southern Life Assurance Company ("WSLAC") through its Separate Account 2 ("SA2"), and should be read in conjunction with the Prospectus. Unless otherwise noted, the terms used in this Statement of Additional Information have the same meanings as those set forth in the Prospectus.


A copy of the Prospectus may be obtained by calling the Touchstone Variable Annuity Service Center at 1-800-669-2796 (press 2) or by written request to WSLAC at P.O. Box 2850, Cincinnati, Ohio 45201-2850.


FORM 7136 (5/04)

TABLE OF CONTENTS
OF
STATEMENT OF ADDITIONAL INFORMATION

                                                                     PAGE

 General                                                             3

 Safekeeping of Assets                                               3

 Distribution of the Contracts                                       3

 Sub-Account Performance                                             4


 Sub-Account Accumulation Unit Values                                6

 Fixed Annuity Income Payments                                       6

 Qualification as an "Annuity Contract"                              7

 Independent Auditors                                                9

 Financial Statements                                                9

GENERAL

Except as otherwise indicated herein, all capitalized terms shall have the meanings assigned to them in the Prospectus.

WSLAC is subject to regulation by the Ohio Department of Insurance, which periodically examines its financial condition and operations. WSLAC also is subject to the insurance laws and regulations of all jurisdictions in which it offers Contracts. Copies of the Contract have been filed with, and, where required, approved by insurance regulators in those jurisdictions. WSLAC must submit annual statements of its operations, including financial statements, to such state insurance regulators so that they may determine solvency and compliance with applicable state insurance laws and regulations.

WSLAC and SA2 have filed a Registration Statement regarding the Contracts with the Securities and Exchange Commission under the Investment Company Act of 1940 and the Securities Act of 1933. The Prospectus and this Statement of Additional Information do not contain all of the information in the Registration Statement.

SAFEKEEPING OF ASSETS

The assets of SA2 are held by WSLAC, separate from WSLAC's general account assets and any other separate accounts that WSLAC has or will establish. WSLAC maintains records of all purchases and redemptions of the interests in the Funds held by the Sub-Accounts. WSLAC maintains fidelity bond coverage for the acts of its officers and employees.

DISTRIBUTION OF THE CONTRACTS

As disclosed in the Prospectus, the Contracts are distributed through Touchstone Securities, Inc. (the "Distributor"), which is a wholly-owned subsidiary of IFS Financial Services, Inc. ("IFS"). IFS is a wholly-owned subsidiary of WSLAC. The Distributor is a member of the National Association of Securities Dealers, Inc. The offering of the Contracts is continuous, and WSLAC does not anticipate discontinuing offering the Contracts, although it reserves the right to do so.

Sales commissions attributable in part to the Touchstone Advisor Variable Annuity Contracts and paid by WSLAC to the Distributor and amounts retained by the Distributor are shown below for the periods indicated.



                                                                                     AMOUNTS
 PERIOD                                  SALES COMMISSIONS PAID      RETAINED BY DISTRIBUTOR


 For the year ended December 31, 2001                $1,622,238                     $199,659
 For the year ended December 31, 2002                $1,134,975                     $122,626
 For the year ended December 31, 2003                $1,001,722                     $115,633


SUB-ACCOUNT PERFORMANCE

MONEY MARKET YIELD

WSLAC may quote or advertise the yield of the money market Sub-Account in accordance with rules and regulations adopted by the Securities and Exchange Commission. The Company computes the money market Sub-Account's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the underlying money market Fund, or on its portfolio securities. This current annualized yield is calculated according to the following formula:

YIELD  =  (BASE PERIOD RETURN/7) *365

         Where:

         BASE PERIOD RETURN = The percentage (or net) change in the Accumulation
                              Unit Value for the money market ("AUV") over a 7-day period determined as follows:

          AUV at end of 7-day period - AUV at beginning of 7-day period
          -------------------------------------------------------------
                        AUV at beginning of 7-day period

Because the Net Asset Value of the underlying money market Fund rarely deviates from 1.000000 per unit, the change in the Accumulation Unit Value for the money market Sub-Account (numerator of the above fraction) is ordinarily attributable exclusively to dividends paid and reinvested over the 7-day period less mortality and expense risk charges deducted from the Sub-Account over the 7-day period. Because of the deductions for mortality and expense risk charges, the yield for the money market Sub-Account of the Separate Account will be lower than the yield for the underlying money market Fund or any comparable substitute funding vehicle.

The Securities and Exchange Commission also permits the Company to disclose the effective yield of the money market Sub-Account for the same 7-day period, which is yield determined on a compounded basis. The effective yield will be slightly higher than yield due to this compounding effect, and is calculated according to the following formula:

EFFECTIVE YIELD  =  [(BASE PERIOD RETURN + 1)365/7] - 1

The yield on amounts held in the money market Sub-Account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields. The money market Sub-Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying money market Fund or substitute funding vehicle, the types and quality of portfolio securities held by the underlying money market Fund or substitute funding vehicle, and operating expenses.

In addition, the yield figures do not reflect the effect of any Contract Maintenance Charges that may be applicable on surrender of a Contract.


TOTAL RETURN

The performance of the Sub-Accounts may be quoted or advertised by WSLAC in various ways. All performance information supplied by WSLAC in advertising is based upon historical results of the Sub-Accounts and the underlying funds and is not intended to indicate future performance. Total returns and other performance information may be quoted numerically or in a table, graph or similar illustration. The value of an Accumulation Unit and total returns fluctuate in response to market conditions, interest rates and other factors.

Average annual total returns are calculated by determining the average annual compounded rates of return over one, five and ten year periods (or since commencement of operations) that would equate an initial hypothetical investment to the ending redeemable value according to the following formula:

P (1 + T)n = ERV where:

    P     =  a hypothetical initial purchase payment of $1,000
    T     =  average annual total return
    n     =  number of years and/or portion of a year
    ERV   =  ending redeemable value of a hypothetical initial purchase payment of $1,000 at the end of the applicable period


While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that any Sub-Account's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of any Sub-Account.

Average annual total return is calculated as required by applicable regulations. In addition to average annual total returns, a Sub-Account may quote cumulative total returns reflecting the simple change in value of any investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount.

"Total return" or "average annual total return" quoted in advertising reflects all aspects of a Sub-Account's return, including the effect of reinvestment by the Sub-Account of income and capital gain distributions and any change in the Sub-Account's value over the applicable period. Such quotations reflect administrative charges and risk charges. Since the Contract is intended as a long-term investment, total return calculations will assume that no partial withdrawals from the hypothetical Contract occurred during the applicable period, but that a Contract Maintenance Charge would be incurred upon the hypothetical withdrawal at the end of the applicable period.

Any total return quotation provided for a Sub-Account should not be considered as representative of the performance of the Sub-Account in the future, since the net asset value will vary based not only on the type, quality and maturities of the securities held in the underlying fund in which the Sub-Account invests, but also on changes in the current value of such securities and on changes in the expenses of the Sub-Account and the underlying fund. These factors and possible differences in the methods used to calculate total return should be considered when comparing the total return of a Sub-Account to total returns published for other investment companies or other investment vehicles.

WSLAC may advertise examples of the effects of dollar cost averaging, whereby a Contract owner periodically invests a fixed dollar amount in a Sub-Account, thereby purchasing fewer Accumulation Units when prices are high and more Accumulation Units when prices are low. While such a strategy does not assure a profit nor guard against a loss in a declining market, the Contract owner's average cost per Accumulation Unit can be lower than if fixed numbers of Accumulation Units had been purchased at the same intervals or if the same total amount of money were put into the Contract all at one point in time. In evaluating dollar cost averaging, owners should consider their ability to continue purchasing Accumulation Units during periods of low price levels.

Performance information for any Sub-Account may be compared, in reports to Contract owners and in advertising, to stock indices, other variable annuity separate accounts or other products tracked by Lipper Analytical Services, or other widely used independent research firms, which rank variable annuities and investment companies by overall performance, investment objectives and assets. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges and investment management costs.

SUB-ACCOUNT ACCUMULATION UNIT VALUES

In this discussion, the term Valuation Period means the period of time beginning at the close of trading on the New York Stock Exchange (NYSE) on one Valuation Date, as defined below, and ending at the close of trading on the NYSE on the next succeeding Valuation Date. A Valuation Date is each day valuation of the Sub-Accounts is required by law including every day that the NYSE is open.

The value of an Accumulation Unit at the close of any Valuation Period is determined for each Sub-Account by multiplying the Accumulation Unit Value of the Sub-Account at the close of the immediately preceding Valuation Period by the "Net Investment Factor" (described below). Depending upon investment performance of the underlying fund in which the Sub-Account is invested, the Accumulation Unit Value may increase or decrease.

The Net Investment Factor for each Sub-Account for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

         (a)   equals:

                    (1) the net asset value per share of the underlying fund at the end of the current Valuation Period, plus

                    (2) the per share amount of any dividend or capital gain distribution made by the underlying fund on shares held in the Sub-Account if the "ex-dividend" date occurs during the current Valuation Period, plus or minus

                    (3) a per share charge or credit for any taxes reserved, which are determined by WSLAC to have resulted from the investment operations of the Sub-Account during the current Valuation Period;

          (b) is the net asset value per share of the corresponding underlying fund determined at the end of the immediately preceding Valuation Period; and

          (c) is a factor representing the charges deducted from the Sub-Account on a daily basis for the daily portion of the annual Mortality and Expense Risk Charge and the annual Contract Administration Charge.


FIXED ANNUITY INCOME PAYMENTS

The Contracts provide only for fixed annuity payment options. The amount of such payments is calculated by applying the Surrender Value at annuitization, less any applicable premium tax, to the income payment rates for the income payment option selected.Annuity payments will be the larger of:

     o the income based on the rates shown in the Contract's Annuity Tables for the income payment option chosen; and

     o the income calculated by applying the proceeds as a single premium at WSLAC's current rates in effect on the date of the first annuity payment for the same option.

Annuity payments under any of the income payment options will not vary in dollar amount and will not be affected by the future investment performance of the Variable Account.

QUALIFICATION AS AN "ANNUITY CONTRACT"

For the Contract to be treated as an "annuity contract" under the Code, the Contract must meet certain requirements under the Code. The following sections discuss various matters that might affect the Contract's status as an "annuity contract".

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of all variable annuity contracts. The Code generally provides that a variable contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department, adequately diversified. The Code contains a safe harbor provision which provides that variable contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, (1) the underlying assets meet the diversification standards prescribed elsewhere in the Code for an entity to be classified as a regulated investment company and (2) no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

In March 1989, the Treasury Department issued regulations that established diversification requirements for the investment portfolios such as the Funds underlying variable contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described in Section 817(h) of the Code. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the investment portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the investment portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the investment portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the investment portfolio is represented by any four investments.

The Sub-Accounts, through each of the Funds, intends to comply with the diversification requirements of the Code and the regulations. The Advisor has agreed to manage the Funds so as to comply with such requirements.

EXCESSIVE CONTROL

The Treasury Department has from time to time suggested that guidelines may be forthcoming under which a variable annuity contract will not be treated as an annuity contract for tax purposes if the owner of the contract has excessive control over the investments underlying the contract (i.e., the owner is able to transfer values among Sub-Accounts with only limited restrictions). If a variable contract is not treated as an annuity contract, the owner of such contract would be considered the owner of the assets of a separate account, and income and gains from that account would be included each year in the owner's gross income. No such guidelines have been issued to date.

The issuance of such guidelines, or regulations or rulings dealing with excessive control issues, might require the Company to impose limitations on an owner's right to transfer all or part of the Contract Value among the Sub-Accounts or to make other changes in the Contract as necessary to attempt to prevent an owner from being considered the owner of any assets of a Sub-Account. The Company therefore reserves the right to make such changes. It is not known whether any such guidelines, regulations or rulings, if adopted, would have retroactive effect.

REQUIRED DISTRIBUTIONS

Additionally, in order to qualify as an annuity contract under the Code, a Contract must meet certain requirements regarding distributions in the event of the death of the owner. In general, if the owner dies before the entire value of the Contract is distributed, the remaining value of the Contract must be distributed according to provisions of the Code. Upon the death of an owner prior to commencement of annuity payments, (1) the amounts accumulated under a Contract must be distributed within five years, or (2) if distributions to a designated beneficiary within the meaning of Section 72 of the Code begin within one year of the owner's death, distributions are permitted over a period not extending beyond the life (or life expectancy) of the designated beneficiary.

The above rules are modified if the designated beneficiary is the surviving spouse. The surviving spouse is not required to take distributions from the Contract under the above rules as a beneficiary and may continue the Contract and take distributions under the above rules as if the surviving spouse were the original owner. If distributions have begun prior to the death of the owner, such distributions must continue at least as rapidly as under the method in effect at the date of the owner's death (unless the method in effect provides that payments cease at the death of the owner).

For Qualified Contracts issued in connection with tax-qualified plans and traditional individual retirement annuities, the plan documents and rules will determine mandatory distribution rules. However, under the Code, distributions from Contracts issued under Qualified Plans (other than traditional and Roth individual retirement annuities and certain governmental or church-sponsored Qualified Plans) for employees who are not 5% owners of the sponsoring employer generally must commence no later than April 1 of the calendar year following the calendar year in which the employee terminates employment or the calendar year in which he or she reaches age 70 1/2, whichever is later. Such distributions must be made over a period that does not exceed the life expectancy of the employee or the joint life and last survivor expectancy of the employee and a designated beneficiary. Distributions from Contracts issued under traditional individual retirement annuities (but not Roth IRAs) or to 5% owners of the sponsoring employer from Contracts issued under Qualified Plans (other than certain governmental or church-sponsored Qualified Plans) must commence by April 1 of the calendar year after the calendar year in which the individuals reach age 70 1/2 even if they have not terminated employment. A penalty tax of 50% may be imposed on any amount by which the required minimum distribution in any year exceeds the amount actually distributed.

If the Contract is a Qualified Contract issued in connection with a traditional individual retirement annuity, a SIMPLE account, or a plan which qualifies under Sections 403(b), 408 or 457 of the Code, the Company will send a notice to the owner when the owner or Annuitant, as applicable, reaches age 70 1/2. The notice will summarize the required minimum distribution rules and advise the owner of the date that such distributions must begin from the Qualified Contract or other traditional individual retirement annuities of the owner. The owner has sole responsibility for requesting distributions under the Qualified Contract or other traditional individual retirement annuities (to the extent permitted by the Code) that will satisfy the minimum distribution rules. In the case of a distribution from a Qualified Contract issued under a plan which qualifies under
Section 401 of the Code, the Company will not send a notice when the owner or Annuitant, as applicable, reaches age 70 1/2, and the owner (or the employer sponsoring the Qualified Plan) has sole responsibility for requesting distributions under the Qualified Contract that will satisfy the minimum distribution rules.
                                       8

INDEPENDENT AUDITORS


The financial statements of Western-Southern Life Assurance Company Separate Account 2 and Western-Southern Life Assurance Company (statutory-basis) at December 31, 2003 and 2002, and for the periods then ended, appearing in this statement of additional information and registration statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


FINANCIAL STATEMENTS

The following financial statements for Western-Southern Life Assurance Company Separate Account 2 at and for the fiscal periods indicated are attached hereto:

1.   Report of Ernst & Young LLP.

2.   Statement of Net Assets as of December 31, 2003.

3. Statements of Operations and Changes in Net Assets for the periods ended December 31, 2003 and 2002.


4.   Notes to Financial Statements.

The following statutory-basis financial statements for Western-Southern Life Assurance Company at and for the fiscal periods indicated are attached hereto:

1.   Report of Ernst & Young LLP.


2.   Statutory-basis Balance Sheets as of December 31, 2003 and 2002.

3. Statutory-basis Statements of Operations for the years ended December 31, 2003 and 2002.

4. Statutory-basis Statements of Changes in Capital and Surplus for the years ended December 31, 2003 and 2002.

5. Statutory-basis Statements of Cash Flows for the years ended December 31, 2003 and 2002.


6.   Notes to Statutory-basis Financial Statements.

FINANCIAL STATEMENTS

Western-Southern Life Assurance Company Separate Account 2

PERIODS ENDED DECEMBER 31, 2003 WITH REPORT OF INDEPENDENT AUDITORS

                     Western-southern Life Assurance Company
                               Separate Account 2

                              Financial Statements

                         Periods ended December 31, 2003


                                    CONTENTS



Report of Independent Auditors ...............................................................  1

Audited Financial Statements

Statement of Assets and Liabilities ..........................................................  2
Statement of Operations and Changes in Net Assets for the Period ended December 31, 2003 .....  3
Statement of Operations and Changes in Net Assets for the Period ended December 31, 2002 .....  5
Notes to Financial Statements ................................................................  7


                         Report of Independent Auditors

Contractholders of Western-Southern Life Assurance Company Separate Account 2 and
Board of Directors of Western-Southern Life Assurance Company

We have audited the accompanying statement of assets and liabilities of Western-Southern Life Assurance Company Separate Account 2, comprised of the sub-accounts listed in Note 2, as of December 31, 2003, and the related statements of operations and changes in net assets and for the periods indicated therein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents of the respective mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Western-Southern Life Assurance Company Separate Account 2 at December 31, 2003, and the results of their operations and changes in their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                                    /s/ Ernst & Young LLP


Cincinnati, Ohio
April 5, 2004

           Western-Southern Life Assurance Company Separate Account 2

                       Statement of Assets and Liabilities

                                December 31, 2003



                                                            AIM VARIABLE                    THE ALGER AMERICAN
                                                        INSURANCE FUNDS, INC.                       FUND
                                                        (UNAFFILIATED ISSUER)              (UNAFFILIATED ISSUER)
                                                      -------------------------------   ---------------------------
                                                                            V.I.             SMALL
                                                      V.I. GROWTH      GOVERNMENT       CAPITALIZATION     GROWTH
                                                         FUND         SECURITIES FUND      PORTFOLIO      PORTFOLIO
                                                      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                                                      -----------     ---------------   -------------    -----------
Assets
   Investments in securities of unaffiliated
      issuers, at fair value (cost $59,800; $11,297;
      $3,972; $37,661; $8,234; $49,950;
      $27,726; $66,009)                               $    39,290     $        11,459   $        4,007   $    38,171
                                                      -----------     ---------------   --------------   -----------
           Total Invested Assets                           39,290              11,459            4,007        38,171

Other Assets (Liabilities)                                     --                  --                6             2
                                                      -----------     ---------------   --------------   -----------

Net Assets                                            $    39,290     $        11,459   $        4,013   $    38,173
                                                      ===========     ===============   ==============   ===========




                                                                                                         PIMCO
                                                        SCUDDER                                        VARIABLE
                                                        VIT FUND              MFS VARIABLE          INSURANCE TRUST
                                                     (UNAFFILIATED          INSURANCE TRUST          (UNAFFILIATED
                                                        ISSUER)          (UNAFFILIATED ISSUER)          ISSUER)
                                                      -----------     ---------------------------    ---------------
                                                                        EMERGING       INVESTORS
                                                                      GROWTH SERIES   TRUST SERIES      LONG-TERM
                                                      EQUITY 500       - INITIAL       - INITIAL     U.S. GOVERNMENT
                                                      INDEX FUND         CLASS          CLASS         BOND PORTFOLIO
                                                      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                                                      -----------     -------------  -------------   ---------------
Assets
   Investments in securities of unaffiliated
       issuers, at fair value (cost $59,800; $11,297;
       $3,972; $37,661; $8,234; $49,950;
       $27,726; $66,009)                              $     9,161       $    44,042   $     25,042    $       67,046
                                                      -----------       -----------   ------------    --------------
           Total Invested Assets                            9,161            44,042         25,042            67,046
                                                      -----------       -----------   ------------    --------------

Other Assets (Liabilities)                                     --                 1             13                81
                                                      -----------       -----------   ------------    --------------

Net Assets                                            $     9,161       $    44,043    $    25,055    $       67,127
                                                      ===========       ===========    ===========    ==============




                                                PUTNAM VARIABLE
                                               TRUST - CLASS IB                       TOUCHSTONE VARIABLE
                                                (UNAFFILIATED                            SERIES  TRUST
                                                     ISSUER)                          (AFFILIATED ISSUER)
                                               ---------------- ------------------------------------------------------------------
                                                INTERNATIONAL   BARON SMALL    EMERGING   THIRD AVENUE    EAGLE CAP    ENHANCED 30
                                                EQUITY FUND       CAP FUND   GROWTH FUND   VALUE FUND    APPREE FUND      FUND
                                                 SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                                ------------    -----------  -----------   -----------   -----------   -----------
Assets
   Investments in securities of unaffiliated
       issuers, at fair value (cost $62,335)     $     72,926


   Investments in securities of affiliated
       issuers, at fair value (cost
       $1,304; $187,103; $42,735; $2,287;
       $9,097; $32,305; $109,649; $135,482;
       $97,213; $105,265; $59,274)                              $     1,361  $   207,004  $     52,244    $    2,382    $    9,345
                                                 ------------   -----------  -----------  ------------    ----------    ----------
           Total Invested Assets                 $     72,926   $     1,361      207,004        52,244         2,382         9,345

Other Assets (Liabilities)                                  8            --           --            --             3             6
                                                 ------------   -----------  -----------  ------------    ----------    ----------
Net Assets                                       $     72,934   $     1,361  $   207,004  $     52,244    $    2,385    $    9,351
                                                 ============   ===========  ===========  ============    ==========    ==========




                                                                                TOUCHSTONE VARIABLE
                                                                                   SERIES  TRUST
                                                                                (AFFILIATED ISSUER)
                                              -------------------------------------------------------------------------------------
                                               VALUE PLUS  GROWTH & INCOME   BALANCED      HIGH YIELD    CORE BOND     MONEYMARKET
                                                 FUND           FUND          FUND            FUND          FUND          FUND
                                              SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT
                                              -----------  ---------------  -----------   ------------  -----------    ------------
Assets
   Investments in securities of unaffiliated
       issuers, at fair value (cost $62,335)


   Investments in securities of affiliated
       issuers, at fair value (cost
       $1,304; $187,103; $42,735; $2,287;
       $9,097; $32,305; $109,649; $135,482;
       $97,213; $105,265; $59,274)            $    30,293     $    113,088  $   149,088    $   100,895  $   100,734    $     59,274
                                              -----------     ------------  -----------    -----------  -----------    ------------
           Total Invested Assets                   30,293          113,088      149,088        100,895      100,734          59,274

Other Assets (Liabilities)                             (1)              (2)          --             (5)          (2)              2
                                              -----------     ------------  -----------    -----------  -----------    ------------
Net Assets                                    $    30,292     $    113,086  $   149,088    $   100,890  $   100,732    $     59,276
                                              ===========     ============  ===========    ===========  ===========    ============



                             SEE ACCOMPANYING NOTES

           Western-Southern Life Assurance Company Separate Account 2

                Statement of Operations and Changes in Net Assets

                         Period Ended December 31, 2003



                                                                             ALGER                                       MFS VIT
                                                               AIM V. I.    AMERICAN         ALGER      SCUDDER VIT      MERGING
                                                 AIM V.I.     GOVERNMENT     SMALL         AMERICAN     EQUITY 500   GROWTH SERIES -
                                                 GROWTH       SECURITIES  CAPITALIZATIN     GROWTH        INDEX       INITIAL CLASS
                                               SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                               -----------  ------------  -------------   -----------   -----------   -------------
Income:
    Dividends                                  $        --  $        272  $          --   $        --   $        88   $         --
    Miscellaneous income (loss)                         (0)           46              0            (1)            1            (31)

Expenses:
    Mortality and expense risk, and
     administrative charge                             263           277             36           269            60            336
                                               -----------  ------------  -------------   -----------   -----------   ------------

    Net investment income (loss)                      (263)           41            (36)         (270)           29           (367)
                                               -----------  ------------  -------------   -----------   -----------   ------------

    Net change in unrealized appreciation
     (depreciation) on investments                   9,711        (1,616)         3,140        11,426         1,838         32,612

    Realized gain on sale of fund shares                --             4             --            --            --             --

    Realized gain (loss) distributions                (648)        1,466         (1,488)       (1,052)           (7)       (21,472)
                                               -----------  ------------  -------------   -----------   -----------   ------------

Net realized and unrealized gain (loss) on
 investments                                         9,063          (146)         1,652        10,374         1,831         11,140
                                               -----------  ------------  -------------   -----------   -----------   ------------

Net increase (decrease) in net assets
 resulting from operations                           8,800          (105)         1,616        10,104         1,860         10,773
                                               -----------  ------------  -------------   -----------   -----------   ------------

Contract owners activity:
    Payments received from contract owners             192        10,000            317           635           577            346

    Net transfers between subaccounts and/
     or fixed account                                2,288       (23,290)        (1,076)        1,658           309          1,715

    Withdrawals and surrenders                           0       (19,126)          (768)         (176)           --         (7,945)

    Contract maintenance charge                       (106)          (42)           (36)          (82)          (19)           (87)
                                               -----------  ------------  -------------   -----------   -----------   ------------

Net increase (decrease) from contract activity       2,374       (32,458)        (1,563)        2,035           867         (5,971)
                                               -----------  ------------  -------------   -----------   -----------   ------------

Net increase (decrease) in net assets               11,174       (32,563)            53        12,139         2,727          4,802

Net assets, at beginning of period                  28,116        44,022          3,960        26,034         6,434         39,241
                                               -----------  ------------  -------------   -----------   -----------   ------------

Net assets, at end of period                   $    39,290  $     11,459  $       4,013   $    38,173   $     9,161   $     44,043
                                               ===========  ============  =============   ===========   ===========   ============



                                                MFS VIT
                                                INVESTORS
                                                TRUST         PIMCO LONG-    PUTNAM VT
                                                SERIES -     TERM U.S       INTERNATION      TOUCH STONE    TOUCHSTONE
                                                INITIAL       GOVERNMENT    EQUITY FUND -   BARON SMALL CAP  EMERGING
                                                CLASS           BOND         CLASS IB (a)       (b)           GROWTH
                                               SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT
                                               -----------   ------------   -------------   --------------  -----------
Income:
    Dividends                                  $       159   $      3,322   $          --   $           --  $        --
    Miscellaneous income (loss)                         34             (1)           (488)              12          115

Expenses:
    Mortality and expense risk, and
     administrative charge                             189            713             294                2        1,642
                                               -----------   ------------   -------------   --------------  -----------

    Net investment income (loss)                         4          2,608            (782)              10       (1,527)
                                               -----------   ------------   -------------   --------------  -----------

    Net change in unrealized appreciation
     (depreciation) on investments                   5,514         (4,863)         10,833              147       92,193

    Realized gain on sale of fund shares                --            406              --               --        1,722

    Realized gain (loss) distributions                (885)         4,035             859                0      (17,000)
                                               -----------   ------------   -------------   --------------  -----------

Net realized and unrealized gain (loss) on
 investments                                         4,629           (422)         11,692              147       76,915
                                               -----------   ------------   -------------   --------------  -----------

Net increase (decrease) in net assets
 resulting  from operations                          4,633          2,186          10,910              157       75,388
                                               -----------   ------------   -------------   --------------  -----------

Contract owners activity:
    Payments received from contract owners             113         11,290             539                0        4,818

    Net transfers between subaccounts and/
     or fixed account                               (1,635)           950          69,393            1,204        4,258

    Withdrawals and surrenders                           0        (39,391)         (7,866)               0      (39,968)

    Contract maintenance charge                        (61)           (90)            (42)               0         (384)
                                               -----------   ------------   -------------   --------------  -----------

Net increase (decrease) from contract activity      (1,583)       (27,241)         62,024            1,204      (31,276)
                                               -----------   ------------   -------------   --------------  -----------

Net increase (decrease) in net assets                3,050        (25,055)         72,934            1,361       44,112

Net assets, at beginning of period                  22,005         92,182               0                0      162,892
                                               -----------   ------------   -------------   --------------  -----------

Net assets, at end of period                   $    25,055   $     67,127   $      72,934   $        1,361  $   207,004
                                               ===========   ============   =============   ==============  ===========


                             SEE ACCOMPANYING NOTES

    (a) For the period July 28, 2003 (commencement of operations) to December 31, 2003.
    (b) For the period April 28, 2003 (commencement of operations) to December 31, 2003.
    (c) Sub-Account name change from Touchstone Small Cap Value Fund to Touchstone Third Avenue Value Fund effective April 28, 2003.
    (d) Sub-Account name change from Touchstone Large Cap Growth Fund to Eagle Capital Appreciation Fund effective November 1, 2003.
    (e) Sub-Account name change from Touchstone Bond Fund to Touchstone Core Bond Fund effective April 28, 2003.
    (f) For the period January 1, 2003 to July 25, 2003 (Sub-Account closed operations, remaining assets transferred to Putnam International Equity
        Fund).
    (g) For the period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assets transferred to Touchstone Large Cap Growth
        Fund).
    (h) For the period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assets transferred to Touchstone Money Market
        Fund).
     Note: Unless otherwise noted, all sub-accounts are for the year-ended
           December 31, 2003

           Western-Southern Life Assurance Company Separate Account 2

                Statement of Operations and Changes in Net Assets

                         Period Ended December 31, 2003



                                                                TOUCHSTONE
                                                  TOUCHSTONE      EAGLE                                     TOUCHSTONE
                                                 THIRD AVENUE     CAPITAL       TOUCHSTONE    TOUCHSTONE      GROWTH &  TOUCHSTONE
                                                   VALUE (c)   APPRECIATION(d)  ENHANCED 30   VALUE PLUS      INCOME     BALANCED
                                                  SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT
                                                  -----------   -------------   -----------   -----------   ----------- -----------
Income:
   Dividends                                      $        30   $           3   $        90   $       253   $     3,869 $       880
   Miscellaneous income (loss)                             (7)            (10)            1             0             4           1

Expenses:
   Mortality and expense risk, and administrative
    charge                                                263              35            63           202           806       1,013
                                                  -----------   -------------   -----------   -----------   ----------- -----------

   Net investment income (loss)                          (240)            (42)           28            51         3,067        (132)
                                                  -----------   -------------   -----------   -----------   ----------- -----------

   Net change in unrealized appreciation
     (depreciation) on investments                     17,984             133         2,232         6,618        31,531      27,711

   Realized gain on sale of fund shares                    --              --            --            --           686           0

   Realized gain (loss) distributions                  (4,958)            562           (63)          (79)       (7,272)     (2,744)
                                                  -----------   -------------   -----------   -----------   ----------- -----------

Net realized and unrealized gain (loss) on
 investments                                           13,026             695         2,169         6,539        24,945      24,967
                                                  -----------   -------------   -----------   -----------   ----------- -----------

Net increase (decrease) in net assets resulting
 from operations                                       12,786             653         2,197         6,590        28,012      24,835
                                                  -----------   -------------   -----------   -----------   ----------- -----------

Contract owners activity:
   Payments received from contract owners               4,740           1,500           192           577             0      12,985

   Net transfers between subaccounts and/or fixed
    account                                            24,683             199            70           741       (16,674)     12,562

   Withdrawals and surrenders                          (7,754)             --           (85)            0        (3,382)    (18,121)

   Contract maintenance charge                            (40)            (25)          (34)          (43)         (123)       (185)
                                                  -----------   -------------   -----------   -----------   ----------- -----------

Net increase (decrease) from contract activity         21,629           1,674           143         1,275       (20,179)      7,241
                                                  -----------   -------------   -----------   -----------   ----------- -----------

Net increase (decrease) in net assets                  34,415           2,327         2,340         7,865         7,833      32,076

Net assets, at beginning of period                     17,829              58         7,011        22,427       105,253     117,012
                                                  -----------   -------------   -----------   -----------   ----------- -----------

Net assets, at end of period                      $    52,244   $       2,385   $     9,351   $    30,292   $   113,086 $   149,088
                                                  ===========   =============   ===========   ===========   =========== ===========



                                                                                                                        TOUCHSTONE
                                                  TOUCHSTONE                                  TOUCHSTONE    TOUCHSTONE   STANDBY
                                                  HIGH YIELD    TOUCHSTONE      TOUCHSTONE   INTERNATIONAL GROWTH/VALUE   INCOME
                                                     BOND       CORE BOND (e)   MONEY MARKET    EQUITY (f)   FUND (g)       (h)
                                                  SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT
                                                  -----------   -------------   -----------   -----------   ----------- -----------
Income:
   Dividends                                      $     8,225   $       3,783   $       381   $       745   $        -- $       877
   Miscellaneous income (loss)                             (8)             (2)          (42)          197            --         (11)

Expenses:
   Mortality and expense risk, and administrative
   charge                                                 762             882           317           297             7         240
                                                  -----------   -------------   -----------   -----------   ----------- -----------

   Net investment income (loss)                         7,455           2,899            22           645            (7)        626
                                                  -----------   -------------   -----------   -----------   ----------- -----------

   Net change in unrealized appreciation
     (depreciation) on investments                     12,211             692            37         2,730         6,789         (43)

   Realized gain on sale of fund shares                    --              --            --            --            --          --

   Realized gain (loss) distributions                    (365)           (695)           --         1,678        (5,821)         80
                                                  -----------   -------------   -----------   -----------   ----------- -----------

Net realized and unrealized gain (loss) on
 investments                                           11,846              (3)           37         4,408           968          37
                                                  -----------   -------------   -----------   -----------   ----------- -----------

Net increase (decrease) in net assets resulting
 from operations                                       19,301           2,896            59         5,053           961         663
                                                  -----------   -------------   -----------   -----------   ----------- -----------

Contract owners activity:
   Payments received from contract owners               1,522          11,247           338           948             0         158

   Net transfers between subaccounts and/or fixed
    account                                            10,940           1,449        58,674       (73,609)      (17,466)    (57,342)

   Withdrawals and surrenders                          (5,366)        (21,251)           --       (11,466)           --     (55,154)

   Contract maintenance charge                           (165)           (130)          (76)          (85)           --          --
                                                  -----------   -------------   -----------   -----------   ----------- -----------

Net increase (decrease) from contract activity          6,931          (8,685)       58,936       (84,212)      (17,466)   (112,338)
                                                  -----------   -------------   -----------   -----------   ----------- -----------

Net increase (decrease) in net assets                  26,232          (5,789)       58,995       (79,159)      (16,505)   (111,675)

Net assets, at beginning of period                     74,658         106,521           281        79,159        16,505     111,675
                                                  -----------   -------------   -----------   -----------   ----------- -----------

Net assets, at end of period                      $   100,890   $     100,732   $    59,276   $        --   $        -- $        --
                                                  ===========   =============   ===========   ===========   =========== ===========



                             SEE ACCOMPANYING NOTES

   (a) For the period July 28, 2003 (commencement of operations) to December 31, 2003.
   (b) For the period April 28, 2003 (commencement of operations) to December 31, 2003.
   (c) Sub-Account name change from Touchstone Small Cap Value Fund to Touchstone Third Avenue Value Fund effective Appril 28, 2003.
   (d) Sub-Account name change from Touchstone Large Cap Growth Fund to Eagle Capital Appreciation Fund effective Novem mber 1, 2003.
   (e) Sub-Account name change from Touchstone Bond Fund to Touchstone Core Bond Fund effective April 28, 2003.
   (f) For the period January 1, 2003 to July 25, 2003 (Sub-Account closed operations, remaining assets transferred to Putnam In International Equity Fund).
   (g) For the period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assets transferred to Touchstotone Large Cap Growth
       Fund).
   (h) For the period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assets transferred to Touchstotone Money Market
       Fund).
   Note: Unless otherwise noted, all sub-accounts are for the year-ended
         December 31, 2003

           Western-Southern Life Assurance Company Separate Account 2

                Statement of Operations and Changes in Net Assets

                         Period Ended December 31, 2002



                                                                                                                 SCUDDER VIT
                                                                     AIM V. I.    ALGER AMERICAN     ALGER       EQUITY 500
                                                         AIM V.I.    GOVERNMENT        SMALL        AMERICAN       INDEX
                                                         GROWTH      SECURITIES   CAPITALIZATION     GROWTH         (a)
                                                       SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                                                       -----------  ------------  --------------   -----------   -----------
Income:
    Dividends                                          $        --  $        814  $           --   $        30   $        73
    Miscellaneous income (loss)                                 62             1               5           286             1

Expenses:
    Mortality and expense risk, and administrative
     charge                                                    373           284              38           361           123
                                                       -----------  ------------  --------------   -----------   -----------

    Net investment income (loss)                              (311)          531             (33)          (45)          (49)
                                                       -----------  ------------  --------------   -----------   -----------

    Net change in unrealized appreciation
     (depreciation) on investments                          25,890         1,495            (420)       (2,329)        2,070

    Realized gain on sale of fund shares                        --            --              --            --            --

    Realized gain (loss) distributions                     (45,734)          993          (1,147)      (21,854)       (6,327)
                                                       -----------  ------------  --------------   -----------   -----------

Net realized and unrealized gain (loss) on investments     (19,844)        2,488          (1,567)      (24,183)       (4,257)
                                                       -----------  ------------  --------------   -----------   -----------

Net increase (decrease) in net assets resulting
 from operations                                           (20,155)        3,019          (1,600)      (24,228)       (4,306)
                                                       -----------  ------------  --------------   -----------   -----------

Contract owners activity:
    Payments received from contract owners                     590           292             764        47,020           869

    Net transfers between subaccounts and/or fixed
     account                                                   702        32,398            (186)      (41,442)       (5,458)

    Withdrawals and surrenders                             (28,128)      (18,643)           (563)       (2,927)       (1,555)

    Contract maintenance charge                               (141)          (26)            (35)          (87)          (23)
                                                       -----------  ------------  --------------   -----------   -----------

Net increase (decrease) from contract activity             (26,977)       14,021             (20)        2,564        (6,167)
                                                       -----------  ------------  --------------   -----------   -----------

Net increase (decrease) in net assets                      (47,132)       17,040          (1,620)      (21,664)      (10,473)

Net assets, at beginning of period                          75,248        26,982           5,580        47,698        16,907
                                                       -----------  ------------  --------------   -----------   -----------

Net assets, at end of period                           $    28,116  $     44,022  $        3,960   $    26,034   $     6,434
                                                       ===========  ============  ==============   ===========   ===========




                                                                      MFS VIT
                                                         MFS VIT      INVESTORS
                                                         EMERGING      TRUST        PIMCO LONG-
                                                          GROWTH      SERIES -       TERM U.S.     TOUCHSTONE    TOUCHSTONE
                                                         SERIES -     INITIAL       GOVERNMENT    INTERNATIONAL   EMERGING
                                                      INITIAL CLASS    CLASS           BOND          EQUITY        GROWTH
                                                       SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                                                       -----------  ------------  --------------   -----------   -----------

Income:
    Dividends                                          $        --  $        178  $        5,527   $       649   $     3,808
    Miscellaneous income (loss)                                  1            (3)             90            --           362

Expenses:
    Mortality and expense risk, and administrative
     charge                                                    450           230             681         1,162         1,475
                                                       -----------  ------------  --------------   -----------   -----------

    Net investment income (loss)                              (449)          (55)          4,936          (513)        2,695
                                                       -----------  ------------  --------------   -----------   -----------

    Net change in unrealized appreciation
    (depreciation) on investments                            8,548        (3,250)          6,720        68,622       (46,242)

    Realized gain on sale of fund shares                        --            --           1,856            --         3,713

    Realized gain (loss) distributions                     (35,460)       (4,581)          1,489      (119,482)      (11,722)
                                                       -----------  ------------  --------------   -----------   -----------

Net realized and unrealized gain (loss) on investments     (26,912)       (7,831)         10,065       (50,860)      (54,251)
                                                       -----------  ------------  --------------   -----------   -----------

Net increase (decrease) in net assets resulting
 from operations                                           (27,361)       (7,886)         15,001       (51,373)      (51,556)
                                                       -----------  ------------  --------------   -----------   -----------

Contract owners activity:
    Payments received from contract owners                   1,052           895          62,602         4,270        55,804

    Net transfers between subaccounts and/or fixed
     account                                                 2,326        (7,424)         16,768       979,110       (26,771)

    Withdrawals and surrenders                             (23,101)         (153)        (47,437)     (962,208)      (15,320)

    Contract maintenance charge                               (109)          (70)            (64)         (164)         (338)
                                                       -----------  ------------  --------------   -----------   -----------

Net increase (decrease) from contract activity             (19,832)       (6,752)         31,869        21,008        13,375
                                                       -----------  ------------  --------------   -----------   -----------

Net increase (decrease) in net assets                      (47,193)      (14,638)         46,870       (30,365)      (38,181)

Net assets, at beginning of period                          86,434        36,643          45,312       109,524       201,073
                                                       -----------  ------------  --------------   -----------   -----------

Net assets, at end of period                           $    39,241  $     22,005  $       92,182   $    79,159   $   162,892
                                                       ===========  ============  ==============   ===========   ===========


                             SEE ACCOMPANYING NOTES

    (a) Fund name change from Deutsche Asset Management to Scudder Asset Management effective May 1, 2002
    (b) Sub-Account name change from Touchstone Equity Fund to Touchstone Large Cap Growth Fund effective May 1, 2002
    Note: Unless otherwise noted, all sub-accounts are for the year-ended
          December 31, 2002

           Western-Southern Life Assurance Company Separate Account 2

                         Period Ended December 31, 2002



                                                        TOUCHSTONE                  TOUCHSTONE
                                                        SMALL CAP   TOUCHSTONE       LARGE CAP     TOUCHSTONE   TOUCHSTONE
                                                         VALUE     GROWTH/VALUE     GROWTH (b)     ENHANCED 30   VALUE PLUS
                                                       SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT
                                                       -----------  ------------    -----------    -----------  ------------
Income:
  Dividends                                             $       --  $         --    $        --    $        97  $        278
  Miscellaneous income (loss)                                    9            --              1              1           (11)

Expenses:
  Mortality and expense risk, and administrative charge        155           120             --             53           246
                                                        ----------  ------------    -----------    -----------  ------------

  Net investment income (loss)                                (146)         (120)             1             45            21
                                                        ----------  ------------    -----------    -----------  ------------

  Net change in unrealized appreciation (depreciation)
   on investments                                           (3,682)       (6,763)           (31)        (1,322)       (7,298)

  Realized gain on sale of fund shares                          --            --             --             --             9

  Realized gain (loss) distributions                        (1,494)         (734)            (1)          (290)       (4,451)
                                                        ----------  ------------    -----------    -----------  ------------

Net realized and unrealized gain (loss) on investments      (5,176)       (7,497)           (32)        (1,612)      (11,740)
                                                        ----------  ------------    -----------    -----------  ------------

Net increase (decrease) in net assets resulting from
 operations                                                 (5,322)       (7,617)           (31)        (1,567)      (11,719)
                                                        ----------  ------------    -----------    -----------  ------------

Contract owners activity:
  Payments received from contract owners                       823         3,970             --            769         1,169

  Net transfers between subaccounts and/or fixed account    (1,116)       19,349             --          1,940        (2,114)

  Withdrawals and surrenders                                    --            --             --           (495)       (2,643)

  Contract maintenance charge                                  (41)          (52)            --            (18)          (62)
                                                        ----------  ------------    -----------    -----------  ------------

Net increase (decrease) from contract activity                (334)       23,267             --          2,196        (3,650)
                                                        ----------  ------------    -----------    -----------  ------------

Net increase (decrease) in net assets                       (5,656)       15,650            (31)           629       (15,369)

Net assets, at beginning of period                          23,485           855             89          6,382        37,796
                                                        ----------  ------------    -----------    -----------  ------------

Net assets, at end of period                            $   17,829  $     16,505    $        58    $     7,011  $     22,427
                                                        ==========  ============    ===========    ===========  ============




                                                       TOUCHSTONE                TOUCHSTONE                  TOUCHSTONE
                                                         GROWTH &   TOUCHSTONE    HIGH YIELD   TOUCHSTONE     STANDBY    TOUCHSTONE
                                                         INCOME      BALANCED       BOND          BOND        INCOME    MONEY MARKET
                                                       SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                                       -----------  ----------   -----------   -----------  -----------  -----------
Income:
  Dividends                                            $     4,252  $    2,485   $     5,351   $     9,255  $     4,225  $      423
  Miscellaneous income (loss)                                 (122)        (42)            1         1,732           (6)         --

Expenses:
  Mortality and expense risk, and administrative charge        907       1,034           643         1,000        1,069         295
                                                       -----------  ----------   -----------   -----------  -----------  -----------

  Net investment income (loss)                               3,223       1,409         4,709         9,987        3,150         128
                                                       -----------  ----------   -----------   -----------  -----------  -----------

  Net change in unrealized appreciation (depreciation)
   on investments                                          (16,804)    (11,693)         (685)       (5,231)        (334)        132

  Realized gain on sale of fund shares                       4,390          12            --            --           --          --

  Realized gain (loss) distributions                        (9,441)     (5,409)       (2,523)        5,066          177          --
                                                       -----------  ----------   -----------   -----------  -----------  -----------

Net realized and unrealized gain (loss) on investments     (21,855)    (17,090)       (3,208)         (165)        (157)        132
                                                       -----------  ----------   -----------   -----------  -----------  -----------

Net increase (decrease) in net assets resulting from
 operations                                                (18,632)    (15,681)        1,501         9,822        2,993         260
                                                       -----------  ----------   -----------   -----------  -----------  -----------

Contract owners activity:
  Payments received from contract owners                    10,082      29,937         2,840       200,855        3,591     980,180

  Net transfers between subaccounts and/or fixed account    21,371     (21,608)       (9,542)       24,302       (2,478)   (980,127)
                                                       -----------  ----------   -----------   -----------  -----------  ----------

  Withdrawals and surrenders                               (32,451)     (7,041)      (21,940)     (230,272)     (32,394)       (132)

  Contract maintenance charge                                 (133)       (212)         (178)         (138)        (103)         (2)
                                                       -----------  ----------   -----------   -----------  -----------  ----------

Net increase (decrease) from contract activity              (1,131)      1,076       (28,820)       (5,253)     (31,384)        (81)
                                                       -----------  ----------   -----------   -----------  -----------  ----------

Net increase (decrease) in net assets                      (19,763)    (14,605)      (27,319)        4,569      (28,391)        179

Net assets, at beginning of period                         125,016     131,617       101,977       101,952      140,066         102
                                                       -----------  ----------   -----------   -----------  -----------  ----------

Net assets, at end of period                           $   105,253  $  1 28112   $    74,658   $   106,521  $   111,675  $      281
                                                       ===========  ==========   ===========   ===========  ===========  ==========



                             SEE ACCOMPANYING NOTES

  (a) Fund name change from Deutsche Asset Management to Scudder Asset Management effective May 1, 2002
  (b) Sub-Account name change from Touchstone Equity Fund to Touchstone Large Cap Growth Fund effective May 1, 2002
  Note: Unless otherwise noted, all sub-accounts are for the year-ended
        December 31, 2002

           Western-Southern Life Assurance Company Separate Account 2

                          Notes to Financial Statements

                                December 31, 2003

1.   ORGANIZATION

Western-Southern Life Assurance Company Separate Account 2 (the "Account") is a unit investment trust registered under the Investment Company Act of 1940 (the "1940 Act"), established by the Western-Southern Life Assurance Company (the "Company"), a life insurance company which is a wholly owned subsidiary of The Western and Southern Life Insurance Company. The Account is a funding vehicle for individual variable annuity contracts and commenced operations on February 23, 1995.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct. The variable annuity contracts are designed for individual investors and group plans that desire to accumulate capital on a tax-deferred basis for retirement or other long-term objectives. The variable annuity contracts are distributed across the United States through a network of broker-dealers and wholesalers.

2.   SIGNIFICANT ACCOUNTING POLICIES

As of December 31, 2003, the Account has twenty investment sub-accounts: the AIM V.I. Growth Fund, AIM V.I. Government Securities Fund, Alger American Small Capitalization Portfolio, Alger American Growth Portfolio, Scudder VIT Equity 500 Index Fund, MFS Emerging Growth Series - Initial Class, MFS Investors Trust Series - Initial Class, PIMCO Long-Term U.S. Government Bond Portfolio, Putnam VT International Equity Fund - Class IB, Touchstone Baron Small Cap Fund, Touchstone Emerging Growth Fund, Touchstone Third Avenue Value Fund, Touchstone Eagle Capital Appreciation Fund, Touchstone Enhanced 30 Fund, Touchstone Value Plus Fund, Touchstone Growth & Income Fund, Touchstone Balanced Fund, Touchstone High Yield Fund, Touchstone Core Bond Fund, and Touchstone Money Market Fund. Each sub-account is an open-ended diversified management investment company. Investments are made in the sub-accounts and are valued at the reported net asset values of such sub-accounts, which value their investment securities at fair value. Each sub-account's value fluctuates on a day to day basis depending on the investment performance of the sub-account in which it is invested. Sub-account transactions are recorded on the trade date and income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of specific identification.

Upon annuitization, the contract assets are transferred to the general account of the Company. Accordingly, contract reserves are recorded by the Company. See the related prospectus for a more detailed understanding of the annuity contracts.

The Account is not taxed separately because the operations of the Account are part of the total operations of the Company. The Company is taxed as a life insurance company under the Internal Revenue Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

           Western-Southern Life Assurance Company Separate Account 2

                          Notes to Financial Statements

2.  SIGNIFICANT ACCOUNTING POLICIES (continued)

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

           Western-Southern Life Assurance Company Separate Account 2

                          Notes to Financial Statements

3.  PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the periods ended December 31, 2003 were as follows (year ended unless otherwise noted):

                                                       PURCHASES     SALES
                                                      -----------  ----------
  AIM Variable Insurance Funds, Inc.
    V.I. Growth Fund                                   $   2,536    $     425
    V.I. Government Securities Fund                          490       32,902
  The Alger American Fund
    Small Capitalization Portfolio                           456        2,061
    Growth Portfolio                                       9,922        8,158
  Scudder Asset Management VIT Fund
    Equity 500 Index Fund                                  1,051          155
  MFS Variable Insurance Trust
    Emerging Growth Series - Initial Class                 9,198       15,506
    Investors Trust Series - Initial Class                   852        2,477
  PIMCO Variable Insurance Trust
     Long-Term U.S. Government Bond Portfolio             27,692       52,001
  Putnam Variable Trust - Class IB (a)
    International Equity Fund                             71,072        9,595
  Touchstone Variable Series Trust
    Baron Small Cap Fund (b)                               1,316           12
    Emerging Growth Fund                                  23,630       54,715
    Third Avenue Value Fund (c)                           52,558       31,169
    Eagle Capital Appreciation Fund (d)                   19,389       17,762
    Enhanced 30 Fund                                         376          211
    Value Plus Fund                                        1,609          284
    Growth & Income Fund                                  10,586       27,014
    Balanced Fund                                         39,504       32,396
    High Yield Fund                                       35,670       21,278
    Core Bond Fund (e)                                    17,869       23,653
    Money Market Fund                                     59,566          573
    International Equity Fund (f)                         16,308      100,014
    Growth/Value Fund (g)                                     --       17,531
    Standby Income Fund (h)                                1,266      113,116
                                                      -----------  ----------
        Total                                          $ 402,916    $ 563,008
                                                      ===========  ==========

  (a) For the period July 28, 2003 (commencement of operations) to December 31, 2003.
  (b) For the period April 28, 2003 (commencement of operations) to December 31, 2003.
  (c) Sub-Account name change from Touchstone Small Cap Value Fund to Touchstone Third Avenue Value Fund effective April 28, 2003.
  (d) Sub-Account name change from Touchstone Large Cap Growth Fund to Touchstone Eagle Capital Appreciation Fund effective Novem
  (e) Sub-Account name change from Touchstone Bond Fund to Touchstone Core Bond Fund effective April 28, 2003.
  (f) For the period January 1, 2003 to July 25, 2003 (Sub-Account closed operations, remaining assets transferred to Putnam International Equity
        Fund).
  (g) For the period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assets transferred to Touchstone Large Cap Growth
        Fund).
  (h) For the period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assets transferred to Touchstone Money Market
        Fund).

           Western-Southern Life Assurance Company Separate Account 2

                          Notes to Financial Statements


4.   EXPENSES AND RELATED PARTY TRANSACTIONS

Certain deductions for administrative and risk charges are deducted pro rata from the Accumulation Unit Values of each Sub-Account, in order to compensate the Company for administrative expenses and for the assumption of mortality and expense risks. These charges are made daily at an annual effective rate of .80% of the contract value.

The Company also deducts an annual contract maintenance charge of $35 from the contract value on each contract anniversary and upon any full surrender.

           Western-Southern Life Assurance Company Separate Account 2

                          Notes to Financial Statements

5.  CHANGES IN UNITS OUTSTANDING

The following table shows a summary of units outstanding for variable annuity contracts for the periods ended December 31, 2003 and 2002 (year ended unless otherwise noted):



                                                                             2003
                                                       ---------------------------------------------------
                                                                                 TRANSFERS
                                                          UNITS       UNITS     BETWEEN SUB   NET INCREASE
                                                        PURCHASED    REDEEMED    ACCOUNTS       (DECREASE)
                                                       ----------    --------   -----------   ------------
AIM V.I. Growth Fund                                           39         (20)          449            468
AIM V.I. Government Securities Fund                           802      (1,536)       (1,875)        (2,609)

Alger American Small Capitalization Portfolio                  57        (118)         (159)          (220)
Alger American Growth Portfolio                                98         (35)          346            409

Scudder VIT Equity 500 Index Fund                              85          (3)           41            123

MFS VIT Emerging Growth Series - Initial Class                 57      (1,126)          164           (905)
MFS VIT Investors Trust Series - Initial Class                 16          (8)         (206)          (198)

PIMCO Long-Term Government Bond Portfolio                     794      (2,736)           44         (1,898)

Putnam VT International Equity Fund - Class IB (a)             45        (655)        6,209          5,599

Touchstone Baron Small Cap Fund (b)                            --          --            95             95
Touchstone Emerging Growth Fund                               195      (1,245)          185           (865)
Touchstone Third Avenue Value Fund (c)                        509        (725)        2,597          2,381
Touchstone Eagle Cap Appreciation Fund (d)                    198          (4)          110            304
Touchstone Enhanced 30 Fund                                    26         (15)            9             20
Touchstone Value Plus Fund                                     62          (4)           74            132
Touchstone Growth & Income Fund                                --        (222)         (973)        (1,195)
Touchstone Balanced Fund                                      671        (949)          623            345
Touchstone High Yield Fund                                    147        (504)        1,107            750
Touchstone Core Bond Fund (e)                                 693      (1,307)           90           (524)
Touchstone Money Market Fund                                   32          (7)        5,726          5,751
Touchstone International Equity Fund (f)                       99      (1,343)       (6,871)        (8,115)
Touchstone Growth/Value Fund (g)                               --          --        (3,036)        (3,036)
Touchstone Standby Income Fund (h)                             11      (3,966)       (4,120)        (8,075)




                                                                             2002
                                                       ---------------------------------------------------
                                                                                 TRANSFERS
                                                         UNITS        UNITS     BETWEEN SUB   NET INCREASE
                                                        PURCHASED    REDEEMED    ACCOUNTS      (DECREASE)
                                                       ----------    --------   -----------   ------------
AIM V.I. Growth Fund                                          106      (5,565)          142         (5,317)
AIM V.I. Government Securities Fund                            25      (1,562)        2,713          1,176

Alger American Small Capitalization Portfolio                 123        (122)          (26)           (25)
Alger American Growth Portfolio                             5,529        (427)       (6,056)          (954)

Scudder VIT Equity 500 Index Fund                             122        (246)         (929)        (1,053)

MFS VIT Emerging Growth Series - Initial Class                151      (3,612)          377         (3,084)
MFS VIT Investors Trust Series - Initial Class                111         (29)       (1,087)        (1,005)

PIMCO Long-Term Government Bond Portfolio                   5,139      (3,660)        1,279          2,758

Putnam VT International Equity Fund - Class IB (a)             --          --            --             --

Touchstone Baron Small Cap Fund (b)                            --          --            --             --
Touchstone Emerging Growth Fund                             1,796        (549)         (924)           323
Touchstone Third Avenue Value Fund (c)                         88          (5)         (111)           (28)
Touchstone Eagle Cap Appreciation Fund (d)                     --          --            --             --
Touchstone Enhanced 30 Fund                                    91         (76)          290            305
Touchstone Value Plus Fund                                    116        (311)         (406)          (601)
Touchstone Growth & Income Fund                               560      (1,799)        1,221            (18)
Touchstone Balanced Fund                                    1,430        (375)       (1,143)           (88)
Touchstone High Yield Fund                                    288      (2,285)         (991)        (2,988)
Touchstone Core Bond Fund (e)                              13,051     (14,791)        1,575           (165)
Touchstone Money Market Fund                               95,817          --       (95,800)            17
Touchstone International Equity Fund (f)                      359     (98,338)       97,582           (397)
Touchstone Growth/Value Fund (g)                              590          (9)        2,356          2,937
Touchstone Standby Income Fund (h)                            263      (2,355)         (190)        (2,282)


(a) For the period July 28, 2003 (commencement of operations) to December 31, 2003.
(b)  For the period April 28, 2003 (commencement of operations) to
     December 31, 2003.
(c) Sub-Account name change from Touchstone Small Cap Value Fund to Touchstone Third Avenue Value Fund effective April 28, 2003.
(d) Sub-Account name change from Large Cap Growth Fund to Touchstone Eagle Capital Appreciation Fund effective November 1, 2003.
(e) Sub-Account name change from Touchstone Bond Fund to Touchstone Core Bond Fund effective April 28, 2003.
(f) For the period January 1, 2003 to July 25, 2003 (Sub-Account closed operations, remaining assets transferred to Putnam International Equity
     Fund).
(g) For the period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assets transferred to Touchstone Large Cap Growth
     Fund).
(h) For the period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assets transferred to Touchstone Money Market Fund).

           Western-Southern Life Assurance Company Separate Account 2

                          Notes to Financial Statements

6.  UNIT VALUES AND FINANCIAL HIGHLIGHTS

A summary of the unit values and units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the years or periods ended December 31, 2003, December 31, 2002 and December 31, 2001, follows:



                                                                           AT DECEMBER 31, 2003
                                                                   -----------------------------------
                                                                                  ENDING
                                                        BEGINNING     UNITS       UNIT       NET ASSETS
                                                       UNIT VALUE     (000s)      VALUE        (000s)
                                                       -----------   --------   ----------   ----------
AIM Variable Insurance Funds, Inc.
  V.I. Growth Fund                                         $ 4.40          7      $    5.73     $    39
  V.I. Government Securities Fund                           12.49          1          12.53          11
The Alger American Fund
  Small Capitalization Portfolio                             5.06          1           7.15           4
  Growth Portfolio                                           5.95          5           7.97          38
Scudder Asset Management VIT Fund
  Equity 500 Index Fund                                      6.27          1           7.97           9
MFS Variable Insurance Trust
  Emerging Growth Series - Initial Class                     5.69          6           7.36          44
  Investors Trust Series - Initial Class                     6.69          3           8.11          25
PIMCO Variable Insurance Trust
  Long-Term U.S. Government Bond Portfolio                  14.26          5          14.69          67
Putnam Variable Trust - Class IB (a)
  International Equity Fund                                 10.00          6          13.00          73
Touchstone Variable Series Trust
  Baron Small Cap Fund (b)                                  10.00         --          12.95           1
  Emerging Growth Fund                                      24.52          6          35.82         207
  Third Avenue Value Fund (c)                                7.99          5          11.32          52
  Eagle Capital Appreciation Fund (d)                        5.81         --           7.59           2
  Enhanced 30 Fund                                           6.93          1           9.07           9
  Value Plus Fund                                            8.44          3          10.87          30
  Growth & Income Fund                                      16.26          5          21.43         113
  Balanced Fund                                             19.14          6          23.09         149
  High Yield Fund                                            9.83          8          12.09         101
  Core Bond Fund (e)                                        16.08          6          16.51         101
  Money Market Fund                                         10.23          6          10.26          59
  International Equity Fund (f)                              9.76         --             --          --
  Growth/Value Fund (g)                                      5.44         --             --          --
  Standby Income Fund (h)                                   13.83         --             --          --




                                                               FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                       ----------------------------------------------------
                                                     INVESTMENT (1)
                                                      INCOME RATIO   EXPENSE RATIO (2)     TOTAL RETURN (3)
                                                      -----------    ----------------      ---------------
AIM Variable Insurance Funds, Inc.
  V.I. Growth Fund                                             --            0.80%               30.20%
  V.I. Government Securities Fund                            0.98%           0.80%                0.27%
The Alger American Fund
  Small Capitalization Portfolio                               --            0.80%               41.21%
  Growth Portfolio                                             --            0.80%               34.09%
Scudder Asset Management VIT Fund
  Equity 500 Index Fund                                      1.13%           0.80%               27.14%
MFS Variable Insurance Trust
  Emerging Growth Series - Initial Class                       --            0.80%               29.19%
  Investors Trust Series - Initial Class                     0.68%                               21.18%
PIMCO Variable Insurance Trust
  Long-Term U.S. Government Bond Portfolio                   4.17%           0.80%                3.07%
Putnam Variable Trust - Class IB (a)
  International Equity Fund                                    --            0.80%               30.02%
Touchstone Variable Series Trust
  Baron Small Cap Fund (b)                                     --            0.80%               29.48%
  Emerging Growth Fund                                         --            0.80%               46.09%
  Third Avenue Value Fund (c)                                0.09%           0.80%               41.80%
  Eagle Capital Appreciation Fund (d)                        0.25%           0.80%               30.66%
  Enhanced 30 Fund                                           1.10%           0.80%               30.81%
  Value Plus Fund                                            0.96%           0.80%               28.69%
  Growth & Income Fund                                       3.54%           0.80%               31.78%
  Balanced Fund                                              0.66%           0.80%               20.61%
  High Yield Fund                                            9.37%           0.80%               23.00%
  Core Bond Fund (e)                                         3.65%           0.80%                2.67%
  Money Market Fund                                          1.28%           0.80%                0.21%
  International Equity Fund (f)                              1.88%           0.80%                  --
  Growth/Value Fund (g)                                        --            0.80%                  --
  Standby Income Fund (h)                                    1.57%           0.80%                  --



  (a) For the period July 28, 2003 (commencement of operations) to December 31, 2003.
  (b) For the period April 28, 2003 (commencement of operations) to December 31, 2003.
  (c) Sub-Account name change from Touchstone Small Cap Value Fund to Touchstone Third Avenue Value Fund effective April 28, 2003.
  (d) Sub-Account name change from Touchstone Large Cap Growth Fund to Touchstone Eagle Capital Appreciation Fund effective November 1, 2003.
  (e) Sub-Account name change from Touchstone Bond Fund to Touchstone Core Bond Fund effective April 28, 2003.
  (f) For the period January 1, 2003 to July 25, 2003 (Sub-Account closed operations, remaining assets transferred to Putnam International Equity
       Fund).
  (g) For the period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assets transferred to Touchstone Large Cap Growth
       Fund).
  (h) For the period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assets transferred to Touchstone Money Market
       Fund).

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

           Western-Southern Life Assurance Company Separate Account 2

                          Notes to Financial Statements

6.  UNIT VALUES AND FINANCIAL HIGHLIGHTS (continued)



                                                           AT DECEMBER 31, 2002           FOR THE PERIOD ENDED DECEMBER 31, 2002
                                                       -----------------------------     ---------------------------------------
                                           BEGINNING   UNITS    ENDING    NET ASSETS     INVESTMENT
                                          UNIT VALUE  (000s)  UNIT VALUE    (000s)      INCOME RATIO EXPENSE RATIO   TOTAL RETURN
                                          ----------  ------  ----------  ----------    -----------  -------------   ------------
AIM Variable Insurance Funds, Inc.
  V.I. Growth Fund                         $   6.43       6      $ 4.40      $   28             --       0.80%           -31.52%
  V.I. Government Securities Fund             11.49       4       12.49          44           2.29%      0.80%             8.72%
The Alger American Fund
  Small Capitalization Portfolio               6.91       1        5.06           4             --       0.80%           -26.81%
  Growth Portfolio                             8.94       4        5.95          26           0.08%      0.80%           -33.52%
Scudder Asset Management VIT Fund *
  Equity 500 Index Fund                        8.13       1        6.27           6           0.63%      0.80%           -22.93%
MFS Variable Insurance Trust
  Emerging Growth Series - Initial Class       8.66       7        5.69          39             --       0.80%           -34.29%
  Investors Trust Series - Initial Class       8.53       3        6.69          22           0.61%                      -21.59%
PIMCO Variable Insurance Trust
  Long-Term U.S. Government Bond Portfolio    12.22       6       14.26          92           8.04%      0.80%            16.65%
Touchstone Variable Series Trust
  International Equity Fund                   12.87       8        9.76          79           0.69%      0.80%           -24.19%
  Emerging Growth Fund                        31.82       7       24.52         163           2.09%      0.80%           -22.93%
  Small Cap Value Fund                        10.39       2        7.99          18             --       0.80%           -23.16%
  Growth/Value Fund                            8.60       3        5.44          16             --       0.80%           -36.81%
  Large Cap Growth Fund **                     8.94      --        5.81          --             --       0.80%           -35.00%
  Enhanced 30 Fund                             9.04       1        6.93           7           1.45%      0.80%           -23.28%
  Value Plus Fund                             11.60       3        8.44          22           0.92%      0.80%           -27.24%
  Growth & Income Fund                        19.26       6       16.26         105           3.69%      0.80%           -15.58%
  Balanced Fund                               21.22       6       19.14         117           2.00%      0.80%            -9.81%
  High Yield Fund                              9.63       8        9.83          75           6.06%      0.80%             2.01%
  Bond Fund                                   15.02       7       16.08         107           8.88%      0.80%             7.08%
  Standby Income Fund                         13.52       8       13.83         112           3.36%      0.80%             2.27%
  Money Market Fund                           10.16      --       10.23          --         220.89%      0.80%             0.78%


  *Fund name change from Deutsche Asset Management to Scudder Asset Management effective May 1, 2002
  **Sub-Account name change from Touchstone Equity Fund to  Touchstone Large Cap
    Growth Fund effective May 1, 2002

           Western-Southern Life Assurance Company Separate Account 2

                          Notes to Financial Statements

6.   UNITS VALUES AND FINANCIAL HIGHLIGHTS (continued)



                                                          AT DECEMBER 31,2001             FOR THE PERIOD ENDED DECEMBER 31, 2001
                                                    ---------------------------------   -----------------------------------------
                                                                ENDING
                                          BEGINNING    UNITS     UNIT     NET ASSETS    INVESTMENT
                                          UNIT VALUE   (000s)   VALUE       (000s)      INCOME RATIO EXPENSE RATIO  TOTAL RETURN
                                          ----------  ------  ----------  ----------    -----------  -------------   ------------

AIM Variable Insurance Funds, Inc.
  V.I. Growth Fund                           $ 9.80      12       $ 6.43  $       75           0.20%         0.80%         -34.41%
  V.I. Government Securities Fund             10.88       2        11.49          27           3.72%         0.80%           5.56%
The Alger American Fund
  Small Capitalization Portfolio               9.89       1         6.91           6           0.05%         0.80%         -30.08%
  Growth Portfolio                            10.22       5         8.94          48           0.21%         0.80%         -12.52%
Deutsche Asset Management VIT Fund
  Equity 500 Index Fund                        9.34       2         8.13          17           0.84%         0.80%         -12.88%
MFS Variable Insurance Trust
  Emerging Growth Series - Initial Class      13.13      10         8.66          86             --          0.80%         -34.02%
  Investors Trust Series - Initial Class      10.24       4         8.53          37           0.79%                       -16.62%
PIMCO Variable Insurance Trust
  Long-Term U.S. Government Bond Portfolio    11.64       4        12.22          45           6.73%         0.80%           5.03%
Touchstone Variable Series Trust
  International Equity Fund                   18.44       9        12.87         110             --          0.80%         -30.24%
  Emerging Growth Fund                        32.94       6        31.82         201             --          0.80%          -3.40%
  Small Cap Value Fund                         9.18       2        10.39          23           0.32%         0.80%          13.25%
  Growth/Value Fund *                         10.00      --         8.60          --             --          0.80%         -13.96%
  Equity Fund *                               10.00      --         8.94          --             --          0.80%         -10.58%
  Enhanced 30 Fund                            10.29       1         9.04           6           1.06%         0.80%         -12.15%
  Value Plus Fund                             11.80       3        11.60          38           1.04%         0.80%          -1.68%
  Growth & Income Fund                        20.50       6        19.26         125           3.50%         0.80%          -6.03%
  Balanced Fund                               20.84       6        21.22         132           3.60%         0.80%           1.86%
  High Yield Fund                              9.08      11         9.63         102          16.95%         0.80%           6.08%
  Bond Fund                                   14.03       7        15.02         102           6.93%         0.80%           6.99%
  Standby Income Fund                         13.02      10        13.52         140           6.29%         0.80%           3.90%
  Money Market Fund *                         10.00      --        10.16          --           3.92%         0.80%           1.55%
  Income Opportunity Fund **                  15.37      --           --          --          11.29%         0.80%             --


  * For the period May 1, 2001 (commencement of operations) to December 31, 2001 ** For the period January 1, 2001 to June 25, 2001 (fund closed operations, remaining assets transferred to Touchstone High Yield Fund)

           Western-Southern Life Assurance Company Separate Account 2

                          Notes to Financial Statements

7.   SHARES

A summary of shares invested for variable annuity contracts as of December 31, 2003 is listed below.

AIM Variable Insurance Funds, Inc.
    V.I. Growth Fund                                2,649  shares
    V.I. Government Securities Fund                   937  shares
The Alger American Fund
    Small Capitalization Portfolio                    231  shares
    Growth Portfolio                                1,147  shares
Scudder Asset Management VIT Fund
    Equity 500 Index Fund                             787  shares
MFS Variable Insurance Trust
    Emerging Growth Series - Initial Class          2,840  shares
    Investors Trust Series - Initial Class          1,533  shares
PIMCO Variable Insurance Trust
    Long-Term U.S. Government Bond Portfolio        6,090  shares
Putnam Variable Trust - Class IB
    International Equity Fund                       5,675  shares
Touchstone Variable Series Trust
    Baron Small Cap Fund                               94  shares
    Emerging Growth Fund                           10,540  shares
    Third Avenue Value Fund                         2,792  shares
    Eagle Capital Appreciation Fund                   208  shares
    Enhanced 30 Fund                                1,051  shares
    Value Plus Fund                                 3,129  shares
    Growth & Income Fund                           11,411  shares
    Balanced Fund                                   9,933  shares
    High Yield Fund                                12,426  shares
    Core Bond Fund                                  9,886  shares
    Money Market Fund                              59,274  shares
    International Equity Fund                          --  shares
    Growth/Value Fund                                  --  shares
    Standby Income Fund                                --  shares

STATUTORY-BASIS FINANCIAL STATEMENTS


Western-Southern Life Assurance Company

YEARS ENDED DECEMBER 31, 2003 AND 2002 WITH REPORT OF INDEPENDENT AUDITORS

                     Western-Southern Life Assurance Company

                      Statutory-Basis Financial Statements

                     Years ended December 31, 2003 and 2002


                                    CONTENTS

Report of Independent Auditors ............................................  1

Financial Statements

Balance Sheets - Statutory-Basis ..........................................  2
Statements of Operations - Statutory-Basis ................................  3
Statements of Changes in Capital and Surplus - Statutory-Basis ............  4
Statements of Cash Flows - Statutory-Basis ................................  5
Notes to Statutory-Basis Financial Statements .............................  6

                         Report of Independent Auditors


Board of Directors
Western-Southern Life Assurance Company

We have audited the accompanying statutory-basis balance sheets of Western-Southern Life Assurance Company as of December 31, 2003 and 2002, and the related statutory-basis statements of operations, changes in capital and surplus and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are described in Notes 2 and 9.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Western-Southern Life Assurance Company at December 31, 2003 and 2002, or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Western-Southern Life Assurance Company at December 31, 2003 and 2002, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department.


                                                        /s/ Ernst & Young LLP


Cincinnati, Ohio
March 31, 2004

                     Western-Southern Life Assurance Company

                        Balance Sheets - Statutory-Basis



                                                                     DECEMBER 31
                                                                 2003           2002
                                                             -----------    ------------
                                                                   (IN THOUSANDS)
ADMITTED ASSETS

  Debt securities                                            $ 7,078,429    $  5,731,269
  Preferred and common stocks                                    170,601         233,715
  Mortgage loans                                                 435,644         440,577
  Policy loans                                                    49,685          50,000
  Real estate, held for the production of income                   7,207           7,349
  Cash, cash equivalents and short-term investments              154,751         566,850
  Other invested assets                                           82,031          89,579
                                                             -----------    ------------
  Total cash and invested assets                               7,978,348       7,119,339

  Premiums deferred and uncollected                               13,566           9,124
  Investment income due and accrued                               82,183          75,617
  Reinsurance due, held by parent                                    180              60
  Net deferred tax asset                                          49,795          78,993
  Other admitted assets                                              364             385
  Separate account assets                                        157,968         155,392
                                                             -----------    ------------
  Total admitted assets                                      $ 8,282,404    $  7,438,910
                                                             ===========    ============
LIABILITIES AND CAPITAL AND SURPLUS

  Policy reserves                                            $ 7,217,152    $  6,163,655
  Liability for deposit-type contracts                            44,565          41,883
  Policy and contract claims in process of settlement              4,978           3,943
  Amounts due to/(from) affiliates:
   Federal income taxes payable                                   10,535           6,617
   General expenses                                               18,924         (13,584)
  Liability for temporary investments held for affiliates        187,485         254,884
  Borrowed money and interest                                    118,480         212,816
  Other liabilities                                               45,269         209,337
  Interest maintenance reserve                                    31,023          24,224
  Asset valuation reserves                                        24,967           5,473
  Separate account liabilities                                   157,968         155,392
                                                             -----------    ------------
  Total liabilities                                            7,861,346       7,064,640

  Common stock, $1 par value, authorized 10,000 shares,
   issued and outstanding 2,500 shares                             2,500           2,500
  Paid-in surplus                                                379,940         353,621
  Unassigned surplus                                              38,618          18,149
                                                             -----------    ------------
  Total capital and surplus                                      421,058         374,270
                                                             -----------    ------------
  Total liabilities and capital and surplus                  $ 8,282,404    $  7,438,910
                                                             ===========    ============



                            SEE ACCOMPANYING NOTES.

                     Western-Southern Life Assurance Company

                   Statements of Operations - Statutory-Basis



                                                                                   YEAR ENDED DECEMBER 31
                                                                                   2003             2002
                                                                               ------------     ------------
                                                                                      (IN THOUSANDS)
Revenue:

  Premiums                                                                     $  1,299,033     $  1,514,449
  Net investment income                                                             449,850          401,845
  Considerations for supplementary contracts with life contingencies                  2,974            1,405
  Other                                                                             (20,355)         (28,581)
                                                                               ------------     ------------
                                                                                  1,731,502        1,889,118

Policy benefits and expenses:

  Death benefits                                                                      7,484            5,895
  Annuity benefits                                                                  141,983          121,597
  Surrender benefits                                                                334,343          296,465
  Other benefits                                                                        297              221
  Increase in policy reserves and other policyholders' funds                      1,053,452        1,296,934
  Commissions on premiums                                                            73,917           92,821
  General expenses                                                                   69,022           59,814
  Net transfers from separate accounts                                              (28,695)         (33,326)
                                                                               ------------     ------------
                                                                                  1,651,803        1,840,421

Gain from operations before federal income tax expense
  and net realized capital losses                                                    79,699           48,697

Federal income tax expense                                                           23,111           20,432
                                                                               ------------     ------------
Net gain from operations before net realized capital losses                          56,588           28,265

Net realized capital losses, less federal income tax expense/(benefit) of
 ($4,761) in 2003 and $2,865 in 2002 and transfers to the interest maintenance reserve of $7,136 in 2003
  and $17,254 in 2002                                                               (11,377)         (77,958)
                                                                               ------------     ------------
Net income (loss)                                                              $     45,211     $    (49,693)
                                                                               ============     ============



                             SEE ACCOMPANYING NOTES.

                     Western-Southern Life Assurance Company

         Statements of Changes in Capital and Surplus - Statutory-Basis



                                                                         YEAR ENDED DECEMBER 31
                                                                          2003           2002
                                                                       ----------     ----------
                                                                            (IN THOUSANDS)
Capital and surplus, beginning of year                                 $  374,270     $  239,225
Net income (loss)                                                          45,211        (49,693)
Change in net unrealized gains (losses) (net of deferred taxes of
  of ($10,903) in 2003 and $3,885 in 2002)                                 12,840        (15,119)
Change in net deferred income tax                                         (25,818)        34,861
Change in nonadmitted assets                                                7,729          4,004
Change in reserve on account of change in valuation bases                      --         30,034
Change in asset valuation reserve                                         (19,493)        16,337
Paid in capital                                                            26,319        114,621
                                                                       ----------     ----------
Capital and surplus, end of year                                       $  421,058     $  374,270
                                                                       ==========     ==========



                            SEE ACCOMPANYING NOTES.

                     Western-Southern Life Assurance Company

                   Statements of Cash Flows - Statutory-Basis


                                                                                    YEAR ENDED DECEMBER 31
                                                                                     2003             2002
                                                                                 ------------     ------------
                                                                                        (IN THOUSANDS)
OPERATING ACTIVITIES:

  Premium and annuity considerations                                             $  1,304,375     $  1,465,638
  Net investment income received                                                      456,734          390,213
  Benefits paid                                                                      (482,609)        (381,571)
  Net transfers from separate accounts                                                 29,631           29,726
  Insurance and general expenses                                                     (142,248)        (170,604)
  Federal income taxes paid to parent                                                 (14,431)         (24,232)
  Other, net                                                                           (2,853)              --
                                                                                 ------------     ------------
  Net cash provided by operating activities                                         1,148,599        1,309,170
                                                                                 ------------     ------------

INVESTMENT ACTIVITIES:

  Proceeds from investments sold, matured or repaid:
    Bonds                                                                           7,609,848        4,688,115
    Stocks                                                                            134,510           23,590
    Mortgage loans                                                                     80,721           20,679
    Other invested assets                                                              15,770            5,514
    Miscellaneous proceeds                                                                 --           (3,186)
                                                                                 ------------     ------------
  Net proceeds from investments sold, matured or repaid                             7,840,849        4,734,712

  Cost of investments acquired:
    Bonds                                                                          (8,893,354)      (5,984,890)
    Stocks                                                                            (61,208)         (46,525)
    Mortgage loans                                                                    (75,968)        (114,530)
    Other invested assets                                                              (2,964)          (7,006)
    Miscellaneous applications                                                             (4)              --
                                                                                 ------------     ------------
  Total cost of investments acquired                                               (9,033,498)      (6,152,951)

  Net change in policy and other loans                                                    315              313
                                                                                 ------------     ------------
  Net cash used by investment activities                                           (1,192,334)      (1,417,926)
                                                                                 ------------     ------------

FINANCING ACTIVITIES:

  Borrowed money                                                                      (94,335)         197,549
  Net deposits on deposit-type contract funds and other insurance liabilities              (7)           2,179
  Other cash provided (applied)                                                      (274,022)         150,572
                                                                                 ------------     ------------
  Net cash provided (used) by financing activities                                   (368,364)         350,300
                                                                                 ------------     ------------

  Net change in cash, cash equivalents and short-term investments                    (412,099)         241,544
  Cash, cash equivalents and short-term investments:
    Beginning of year                                                                 566,850          325,306
                                                                                 ------------     ------------
    End of year                                                                  $    154,751     $    566,850
                                                                                 ============     ============



                            SEE ACCOMPANYING NOTES.

                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements

                           December 31, 2003 and 2002

1.   ORGANIZATION AND NATURE OF BUSINESS

Western-Southern Life Assurance Company (the Company) is a wholly owned subsidiary of The Western and Southern Life Insurance Company (Western and Southern), a stock life insurance Company. The Company is domiciled in Ohio.

The Company offers individual annuities and interest-sensitive life insurance products through Western and Southern agents and various financial institutions. The Company is licensed in forty-five states, the District of Columbia and Guam, actively selling in twenty-one states, and 91% of its field force is located in sixteen Midwest and South-central states.

2.  SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department (the Department). These practices differ in some respects from accounting principles generally accepted in the United States (GAAP). The more significant differences are:

o Certain assets are excluded from the statement of admitted assets, liabilities and capital and surplus as "non-admitted assets" (principally deferred taxes) for statutory reporting purposes.

o Fixed securities (including preferred stocks) are carried at amortized cost or market value based on their National Association of Insurance Commissioners (NAIC) rating.

o Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, EDP equipment and operating software and any positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are non-admitted. Deferred taxes do not include amounts for state taxes. Under GAAP, states taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

                     Western-Southern Life Assurance Company

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

o The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required by GAAP.

o The costs of acquiring and renewing business, such as commissions, certain costs of policy underwriting and issuance and certain variable agency expenses, have not been deferred for statutory reporting purposes.

o For statutory reporting purposes, the Company defers the portion of realized capital gains and losses (using a formula prescribed by the NAIC) on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates. Those deferrals are amortized over the remaining period to maturity of the individual security sold. The deferral, net of federal income taxes, is reported in the accompanying balance sheets as the "interest maintenance reserve" (IMR). Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

o For statutory reporting purposes, the "asset valuation reserve" (AVR) is determined by an NAIC prescribed formula and is reported as a liability; AVR is not recognized under GAAP.

o Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required by GAAP.

During 2003, the Company determined that its deferred tax asset balance was misstated due to errors made upon adoption of Codification in 2001. The prior period adjustment, which decreases capital and surplus by $24.9 million, is included in the current year change in net deferred income tax line on the Statements of Changes in Capital and Surplus.

See Note 9 for a reconciliation of the Company's surplus and net income from statutory to GAAP.

                     Western-Southern Life Assurance Company

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

REVENUES AND EXPENSES

Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting. Commissions and other costs of acquiring the policies are charged to expense when incurred.

VALUATION OF INVESTMENTS

Debt securities and stock values are as prescribed by the NAIC; debt securities principally at amortized cost using the interest method, redeemable preferred stocks, which have characteristics of debt securities and are rated as high quality or better, at cost and all other stocks at market. Value as determined by the Securities Valuation Office of the NAIC and the related net unrealized capital gains/(losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Single class and multi-class mortgage-backed/asset-backed securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective adjustment method. Prepayment assumptions are obtained from an external source and are based on the current interest rate and economic environment. The Company has not elected to use book value as of January 1, 1994 as the cost for applying the retrospective method of adjustment to securities purchased prior to the date.

The Company's subsidiaries are reported at their underlying statutory equity plus the admitted portion of goodwill. The net change in the subsidiaries' equity is included in the change in net unrealized capital gains or losses. Dividends received from subsidiaries are included in "net investment income" in the statements of income.

Mortgage loans are reported at unpaid principal balances, less allowance for impairment.

Property acquired in satisfaction of debt is recorded at the lower of cost less accumulated depreciation or fair market value.

Policy loan values are carried at outstanding indebtedness not in excess of policy cash surrender value.

                     Western-Southern Life Assurance Company

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Joint ventures, partnerships, and LLC's are carried at the Company's interest in the underlying GAAP equity of the investee. The carrying value shown in the balance sheets under "other invested assets" approximates the fair value. Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses. Distributions from earnings of the joint venture or partnership are reported as net investment income when received.

The asset valuation reserve serves to provide a reserve, recorded through unassigned surplus, against fluctuations in the market values of debt securities, stocks, mortgage loans, real estate and other invested assets. The interest maintenance reserve defers the recognition of realized capital gains and losses resulting from changes in interest rates on fixed income investments sold and amortizes the gains and losses into investment income over the approximate remaining life of the investments sold. The net gain deferred as a result of recording the interest maintenance reserve was $13.3 million and $17.3 million, net of federal income tax expense of $7.1 million and $9.3 million in 2003 and 2002, respectively.

Realized capital gains and losses from sales of securities are determined on the basis of specific identification and recognized on the trade date. Realized capital gains and losses, adjusted for the interest maintenance reserve, are included in the determination of net income. Adjustments to fair market value for other than temporary declines in value of debt securities, mortgage loans, property acquired in satisfaction of debt and real estate are treated as realized losses and are included in net income. Adjustments for declines, which are not other than temporary, are treated as unrealized losses. Unrealized gains and losses on all investments are reported as adjustments to unassigned surplus.

POLICY RESERVES

Policy reserves for life insurance, annuity contracts and supplemental benefits are developed by using accepted actuarial methods and are computed principally on the Commissioner's Annuity Reserve Valuation Method. The following mortality tables and interest rates are used:

                     Western-Southern Life Assurance Company

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

                                                       PERCENTAGE OF RESERVES
                                                       -----------------------
                                                         2003           2002
                                                       ---------     ---------
Life insurance:
  1958 and 1980 Commissioners Standard Ordinary,
  3 1/2% -5 1/2%                                            13.6%         15.5%
Annuities:
  Various, 2 1/2 -8 1/4%                                    86.2          84.3
Supplemental benefits:
  Various, 2 1/2% -8 1/4%                                    0.2           0.2
                                                       ---------     ---------
                                                           100.0%        100.0%
                                                       =========     =========

The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liabilities will not exceed the Company's policy reserves and have an adverse effect on the Company's results of operations and financial condition. Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company's policy reserves.

Surrender values on policies do not exceed the corresponding benefit reserves. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves or the net premiums exceed the gross premiums on any insurance in force.

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by the cost of the additional mortality indicated by the rating.

As of December 31, 2003, reserves of $13.0 million are recorded on inforce amounts of $2,915.5 million for which gross premiums are less than the net premiums according to the standard of valuation required by the Department.

In 2002, the Company changed its valuation basis for calculated reserves for certain universal life product lines. The impact of this change, a $30.0 million benefit, was recorded directly to surplus for the year ending December 31, 2002.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one-hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

                     Western-Southern Life Assurance Company

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and returns any premium beyond the date of death.

The liabilities related to guaranteed investment contracts and policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

POLICY AND CONTRACT CLAIMS

Policy and contract claims in process of settlement represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2003 and 2002. The reserves for unpaid claims are estimated using individual case-basis valuations and statistical analysis. These estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

BORROWED MONEY

The Company has entered into several dollar-roll reverse repurchase agreements. The transactions have been reflected as financing transactions requiring the asset and the liability for the repurchase to remain on the Company's financial statements. Included in the Company's investment portfolios are approximately $121.2 million and $209.4 million for 2003 and 2002, respectively, of mortgage-backed securities, which are currently subject to the reverse repurchase agreements.

SEPARATE ACCOUNTS

The separate accounts held by the Company relate to variable annuity contracts and market value adjusted annuity contracts. The variable annuity contracts held by the Company are non-guaranteed return contracts. The activity within these accounts, including realized and unrealized gains or losses on its investments, has no effect on net income or capital and surplus of the Company.

The market value adjusted annuity contracts are guaranteed return contracts which are sold as a fixed annuity product with guaranteed rates.

                     Western-Southern Life Assurance Company

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

REINSURANCE

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost, which approximates fair value.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.

FEDERAL INCOME TAXES

Western and Southern files a consolidated tax return with its eligible subsidiaries, including the Company. The provision for federal income taxes is allocated to the Company using a separate return method based upon a written tax sharing agreement. The benefits from losses of subsidiaries, which are utilized in the consolidated return, will be retained by the subsidiaries under the tax sharing agreement. Western and Southern pays all federal income taxes due for all members of the consolidated group. The Company will then charge or reimburse, as the case may be, the members of the group an amount consistent with the method described in the tax sharing agreement.

USE OF ESTIMATES

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

RECLASSIFICATION

Certain 2002 amounts have been reclassified to conform to the 2003 presentation.

                     Western-Southern Life Assurance Company

3.   DEBT AND EQUITY SECURITIES

Fair values for fixed maturity securities are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments. The fair values for equity securities are based on quoted market prices, where available; for equity securities that are not actively traded, estimated fair values are based on values of issues of comparable yield and quality.



                                                             2003
                                      ---------------------------------------------------
                                       AMORTIZED   UNREALIZED    UNREALIZED    ESTIMATED
                                         COST        GAINS         LOSSES     FAIR VALUE
                                      -----------  -----------   ----------   -----------
                                                        (IN THOUSANDS)
Foreign Governments                   $     3,011  $        --   $       60   $     2,951
U.S. Treasury securities and
  obligations of U.S. government
  corporations and agencies               180,431       10,076          864       189,643
Debt securities issued by states
  of the U.S. and political
  subdivisions of the states               97,930          753          328        98,355
Corporate securities/asset
  backed securities                     4,393,592      294,324       17,506     4,670,410
Mortgage-backed securities              2,403,465       42,373       21,815     2,424,023
                                      -----------  -----------   ----------   -----------
Total                                 $ 7,078,429  $   347,526   $   40,573   $ 7,385,382
                                      ===========  ===========   ==========   ===========





                                                             2002
                                      ---------------------------------------------------
                                       AMORTIZED   UNREALIZED    UNREALIZED    ESTIMATED
                                         COST        GAINS         LOSSES     FAIR VALUE
                                      -----------  -----------   ----------   -----------
                                                        (IN THOUSANDS)
U.S. Treasury securities and
  obligations of U.S. government
  corporations and agencies           $   200,672  $    16,384   $       24   $   217,032
Debt securities issued by states
  of the U.S. and political
  subdivisions of the states               51,582        2,178           --        53,760
Corporate securities/asset-
  backed securities                     3,413,473      210,122       95,262     3,528,333
Mortgage-backed securities              2,065,542       92,670        1,602     2,156,610
                                      -----------  -----------   ----------   -----------
Total                                 $ 5,731,269  $   321,354   $   96,888   $ 5,955,735
                                      ===========  ===========   ==========   ===========


                     Western-Southern Life Assurance Company

3.   DEBT AND EQUITY SECURITIES (CONTINUED)

The aggregate amounts of unrealized losses and the related fair values of investments with unrealized losses for fixed maturity securities at December 31, 2003 are shown below:



                                           UNREALIZED LOSSES LESS        UNREALIZED LOSSES GREATER
                                            THAN OR EQUAL TO 12               THAN 12 MONTHS
                                                  MONTHS
                                        ---------------------------    -----------------------------
                                        UNREALIZED       ESTIMATED     UNREALIZED         ESTIMATED
                                          LOSSES         FAIR VALUE      LOSSES           FAIR VALUE
                                        -----------     -----------    -----------       -----------
                                                            (IN THOUSANDS)
  Foreign Governments                   $       (60)    $     2,951    $        --       $        --
  U.S. Treasury securities and
    obligations of U.S. government
    corporations and agencies                  (864)         25,254             --                --
  Debt securities issued by states
    of the U.S. and political
    subdivisions of the states                 (328)         15,171             --                --
  Corporate securities/asset-
    backed securities                       (17,458)        672,179            (48)            3,930
  Mortgage-backed securities                (21,815)      1,174,041             --                --
                                        -----------     -----------    -----------       -----------
  Total                                 $   (40,525)    $ 1,889,596    $       (48)      $     3,930
                                        ===========     ===========    ===========       ===========


Certain risks are inherent in connection with fixed maturity securities, including loss upon default, price volatility in reaction to changes in interest rates, and general market factors and risks associated with reinvestment of proceeds due to prepayments or redemptions in a period of declining interest rates.

The amortized cost and estimated fair value of debt securities at December
31, 2003, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                     Western-Southern Life Assurance Company

3.   DEBT AND EQUITY SECURITIES (CONTINUED)

                                             AMORTIZED      ESTIMATED
                                               COST         FAIR VALUE
                                            -----------    -----------
                                                  (IN THOUSANDS)

  Due in one year or less                   $    82,683    $    85,020
  Due after one year through five years       1,182,675      1,284,483
  Due after five years through ten years      2,252,750      2,388,191
  Due after 10 years                          1,156,856      1,203,665
  Mortgage-backed securities                  2,403,465      2,424,023
                                            -----------    -----------
  Total                                     $ 7,078,429    $ 7,385,382
                                            ===========    ===========

Proceeds from sales of investments in debt securities during 2003 and 2002 were $1,936.9 million and $1,691.1 million, respectively. Gross gains of $34.0 million and $32.4 million and gross losses of $21.5 million and $5.6 million were realized on those sales in 2003 and 2002, respectively.

Unrealized gains and losses on investments in common stocks and on investments in subsidiaries are reported directly in equity and do not affect net income. The gross unrealized gains and gross unrealized losses on, and the cost and fair value of those investments and preferred stocks are as follows:

                                                    2003
                               ----------------------------------------------
                                           UNREALIZED  UNREALIZED     FAIR
                                 COST        GAINS       LOSSES       VALUE
                               ---------   ----------  ----------   ---------
                                               (IN THOUSANDS)
  Preferred stocks             $ 136,515   $   11,189  $       --   $ 147,704
                               =========   ==========  ==========   =========
  Common stocks                $  26,319   $    1,524  $      474   $  27,369
  Subsidiaries                   104,207           --      97,490       6,717
                               ---------   ----------  ----------   ---------
  Total common stock           $ 130,526   $    1,524  $   97,964   $  34,086
                               =========   ==========  ==========   =========

                                                    2002
                               ----------------------------------------------
                                           UNREALIZED  UNREALIZED     FAIR
                                 COST        GAINS       LOSSES       VALUE
                               ---------   ----------  ----------   ---------
                                               (IN THOUSANDS)
  Preferred stocks             $ 156,419   $    6,905  $      487   $ 162,837
                               =========   ==========  ==========   =========
  Common stocks                $  84,147   $    1,036  $   14,052   $  71,131
  Subsidiaries                    96,248           --      90,083       6,165
                               ---------   ----------  ----------   ---------
  Total common stock           $ 180,395   $    1,036  $  104,135   $  77,296
                               =========   ==========  ==========   =========

                     Western-Southern Life Assurance Company

3.   DEBT AND EQUITY SECURITIES (CONTINUED)

Proceeds from sales of investments in equity securities during 2003 and 2002 were $46.1 million and $12.1 million, respectively. Gross gains of $1.5 million and $0 and gross losses of $11.5 million and $1.1 million were realized on those sales in 2003 and 2002, respectively.

The aggregate amount of unrealized losses and related fair values of equity securities with unrealized losses less than or equal to twelve months at December 31, 2003 was $0.5 million and $14.0 million, respectively. There were no unrealized losses and related fair values of equity securities with unrealized losses greater than twelve months at December 31, 2003.

4.   FAIR VALUE OF FINANCIAL INSTRUMENTS

The following sets forth the fair values of the Company's financial instruments.

Fair values for debt, equity and short-term investment securities are disclosed in Note 3.

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair market value of the related underlying collateral or carrying value of the loan. Carrying and fair values of mortgage loans were $435.6 million and $463.8 million, and $440.6 million and $476.9 million at December 31, 2003 and 2002, respectively.

The fair values for the Company's liabilities under investment-type insurance contracts are estimated as the contracts' cash surrender values. Carrying and fair values of investment-type contract reserves are $7,157.6 million and $7,043.4 million, and $6,124.9 million and $6,024.9 million at December 31, 2003 and 2002, respectively.

The Company believes it is not practicable to estimate the fair value of policy loans. These assets, totaling $49.7 million and $50.0 million at December 31, 2003 and 2002, respectively, are carried at their aggregate unpaid principal balances. Estimation of the fair value is not practicable as the loans have no stated maturity and are an integral part of the related insurance contracts.

Certain reserves for investment-type insurance contracts do not include mortality or morbidity risk. Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company's overall management of interest rate risk.

                     Western-Southern Life Assurance Company

5.   CONCENTRATIONS OF CREDIT RISK

Interest changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company's management constantly monitors interest rates with respect to a spectrum of duration and sells annuities that permit flexible responses to interest rate changes as part of the Company's management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

At December 31, 2003, the Company held unrated or less-than-investment grade corporate bonds with a book value of $545.9 million and an aggregate fair value of $593.7 million. Those holdings amounted to 7.71% of the Company's investments in bonds and 6.59% of the Company's total admitted assets. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds. The Company considers these evaluations in its overall investment strategy.

The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 2003, 39.48% of such mortgages, or $172.0 million, involved properties located in Ohio and Texas. Such investments consist of first mortgage liens on completed income-producing properties. The mortgage outstanding on any individual property does not exceed $21.7 million.

During 2003, the respective maximum and minimum lending rates for new commercial mortgage loans issued were 6.12% and 5.50%. No other categories of mortgage loans were issued. At the issuance of a loan, the percentage of loan to value on any one loan does not exceed 80%. At December 31, 2003, the Company held no mortgages with interest overdue beyond one year. At December 31, 2003, the Company's investments in mortgage loans were not subject to prior liens. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building. During 2003, the Company did not reduce interest rates on any outstanding mortgages. At December 31, 2003, the Company held no mortgage loans that require payments of principal or interest be made based upon cash flows generated by the property serving as collateral for the loans or that have a diminutive payment required.

6.   RELATED PARTY TRANSACTIONS

The Company has no employees of its own and reimburses its parent for management services and rent. Management services provided by the parent amounted to $53.9 million and $58.7 million in 2003 and 2002, respectively. Rent expense was $4.9 million and $5.3 million in 2003 and 2002, respectively.

                     Western-Southern Life Assurance Company

6.   RELATED PARTY TRANSACTIONS (CONTINUED)

On September 29, 2003 the Company received a capital contribution of $26.3 million from its parent company, The Western and Southern Life Insurance Company. The capital contribution was in the form of common stocks with a market value of $22.6 million.

On June 28, 2002, the Company received a capital contribution of $30.0 million in unaffiliated bonds from its parent company, The Western and Southern Life Insurance Company. On December 26, 2002, the Company received an additional capital contribution from its parent. The capitalization was received in the form of various unaffiliated perpetual preferred stocks valued at $49.6 million (including interest) and unaffiliated common stocks valued at $35.0 million.

The Company made capital contributions of $8.0 million and $8.8 million to Touchstone Securities, Inc. during 2003 and 2002, respectively. Additionally, the Company paid commissions of $1.1 million to Touchstone Securities, Inc. and commissions of $0.3 million to Fort Washington Brokerage Services (FWBS), during both 2003 and 2002.

During 2003, the Company made no capital contributions to Integrated Fund Service (IFS), while $1.6 million of capital contributions were made in 2002. Additionally, the Company pays commissions to IFS for sales made on behalf of the Company. These commissions totaled $11.5 million and $12.0 million in 2003 and 2002, respectively.

At December 31, 2003 and 2002, the Company had $0 and $35.8 million, respectively, invested in the Touchstone Funds which are mutual funds administered by Touchstone Advisors, Inc., a wholly owned subsidiary of IFS.

7.   FEDERAL INCOME TAXES

The Company is included in the consolidated return for Western and Southern. The Company had a payable to Western and Southern in the amount of $10.5 million and $6.6 million as of December 31, 2003 and 2002, respectively.

Income before federal income taxes differs from taxable income principally due to accrued market discounts, differences in net deferred acquisition costs and contingency liabilities for tax and statutory-basis financial reporting purposes.

The amount of federal income taxes incurred that will be available for recoupment in the event of future net losses is $16.5 million and $22.7 million from 2003 and 2002, respectively.

                     Western-Southern Life Assurance Company

7.   FEDERAL INCOME TAXES (CONTINUED)

The components of the net deferred tax asset/(liability) at December 31, are as follows:

                                                 2003           2002
                                               ---------     ----------
                                                   (IN THOUSANDS)
Gross deferred tax assets                      $  70,984     $  101,287
Gross deferred tax liabilities                    17,218         10,800
Deferred tax assets nonadmitted                    3,971         11,494
Decrease in deferred tax assets nonadmitted       (7,523)        (4,553)

Current income taxes incurred for the year ended December 31, consist of the following major components:

                                                 2003           2002
                                               ---------     ----------
                                                   (IN THOUSANDS)
Current year expense                           $  17,291     $   20,891
Tax credits                                         (785)          (104)
Prior year over accrual                            1,844         11,800
                                               ---------     ----------
Current income taxes incurred                  $  18,350     $   32,587
                                               =========     ==========

The main components of the 2003 deferred tax amounts are as follows (in thousands):



                                       STATUTORY        TAX                        TAX
                                         BASIS         BASIS      DIFFERENCE      EFFECT
                                      ------------  ------------  -----------    --------
Deferred tax assets:
Reserves                            $  7,261,717    $  7,180,875  $    80,842    $ 28,295
Proxy deferred acquisition costs              --          70,520       70,520      24,682
Stocks/bonds/short-term
 investments                           7,222,411       7,273,648       51,237      17,933
Other                                      1,662           1,876          213          74
                                    ------------    ------------  -----------    --------
Gross deferred tax assets             14,485,790      14,526,919      202,812      70,984

Deferred tax asset nonadmitted                                                      3,971

Deferred tax liabilities:
Stocks/bonds/short-term
 investments                             174,653         151,282       23,372       8,180
Other                                    169,378         143,555       25,823       9,038
                                    ------------    ------------  -----------    --------
Total deferred tax liabilities           344,031         294,837       49,195      17,218
                                    ------------    ------------  -----------    --------
Net admitted deferred tax assets    $ 14,141,759    $ 14,232,082  $   153,617    $ 49,795
                                    ============    ============  ===========    ========


                     Western-Southern Life Assurance Company

7.   FEDERAL INCOME TAXES (CONTINUED)

Changes in the deferred tax assets and deferred tax liabilities for the year ended December 31, are as follows:



                                                                      2003           2002
                                                                    ---------     ---------
                                                                         (IN THOUSANDS)
Deferred tax assets resulting from book/tax differences in:
Reserves                                                            $ (15,153)    $  (6,146)
Proxy deferred acquisition costs                                        3,832        10,270
Real estate joint ventures                                             (2,914)       (1,513)
Depreciable assets                                                         --           (79)
Stocks/bonds/short-term investments                                   (15,370)       33,303
Other                                                                    (698)
                                                                    ---------     ---------
Total deferred tax assets                                           $ (30,303)    $  36,608
                                                                    =========     =========
Deferred tax assets nonadmitted                                     $  (7,523)    $  (4,553)

Deferred tax liabilities resulting from book/tax differences in:
Stocks/bonds                                                             (445)        1,198
Other                                                                   6,863        (3,336)
                                                                    ---------     ---------
Total deferred tax liabilities                                      $   6,418     $  (2,138)
                                                                    =========     =========


The Company's income tax expense and change in deferred taxes differs from the amount obtained by applying the federal statutory rate of 35% to Gain from Operations Before Federal Income Tax Expense and Net Realized Capital Gains. The significant differences for the year ended December 31, are as follows:

                     Western-Southern Life Assurance Company

7.   FEDERAL INCOME TAXES (CONTINUED)



                                                 2003                       2002
                                       -----------------------     -----------------------
                                                       TAX                         TAX
                                         AMOUNT       EFFECT         AMOUNT       EFFECT
                                       ---------     ---------     ---------     ---------
                                                         (IN THOUSANDS)
  Income before taxes                  $  76,813     $  26,885     $     148     $      52
  Book vs. tax capital gains/losses        1,891           662        66,372        23,230
  Book over tax reserves                   2,260           791         9,834         3,442
  Net deferred acquisition costs                                      13,714         4,800
  adjustment                              10,248         3,587
  Depreciation                                --            --         2,010           703
  IMR                                     (6,454)       (2,259)       (5,510)       (1,929)
  Accrued market discount                (15,141)       (5,299)      (17,615)       (6,165)
  Dividend received deduction             (1,598)         (559)       (1,069)         (374)
  Accrued dividends                           --            --          (694)         (243)
  Contingencies                           (6,004)       (2,101)           --            --
  Non qualified pension                  (10,105)       (3,537)      (16,018)       (5,607)
  Other                                   (2,506)         (879)        8,517         2,982
                                       ---------     ---------     ---------     ---------
  Taxable income                       $  49,404     $  17,291     $  59,689     $  20,891
                                       =========     =========     =========     =========


8.   COMMITMENTS AND CONTINGENCIES

The Company is named as a defendant in various legal actions arising in the ordinary course of the Company business. The Company believes the resolution of these actions will not have a material effect on the Company's financial position.

At December 31, 2003, the Company does not have any material leases for office space or equipment.

                     Western-Southern Life Assurance Company

9.   REGULATORY MATTERS

A reconciliation of "statutory accounting principles" (SAP) surplus to GAAP surplus at December 31 and SAP net income to GAAP net income for the year ended December 31 follows:



                                                             2003           2002
                                                          ----------     ----------
                                                                (IN THOUSANDS)
  SAP surplus                                             $  421,058     $  374,270
  Deferred policy acquisition costs                          320,945        217,676
  Policy reserves                                            (83,503)       (46,232)
  Asset valuation and interest maintenance reserves           55,989         29,841
  Income taxes                                              (143,931)      (118,125)
  Net unrealized loss on available-for-sale securities       319,997        231,838
  Other, net                                                (150,183)      (157,559)
                                                          ----------     ----------
  GAAP surplus                                            $  740,372     $  531,709
                                                          ==========     ==========



                                                             2003           2002
                                                          ----------     ----------
                                                                (IN THOUSANDS)
  SAP net income (loss)                                   $   45,211     $  (49,693)
  Deferred policy acquisition costs                           27,115         30,656
  Policy reserves                                            (40,280)       (60,058)
  Income taxes                                                (2,653)        31,068
  Interest maintenance reserve                                 6,799         11,744
  Other, net                                                  12,575         32,990
                                                          ----------     ----------
  GAAP net income (loss)                                  $   48,767     $   (3,293)
                                                          ==========     ==========


The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2003 and 2002, the Company substantially exceeded the minimum risk-based capital standards.

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

                     Western-Southern Life Assurance Company

9.   REGULATORY MATTERS (CONTINUED)

Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure without prior approval of the regulators to the greater of ten percent of statutory surplus or statutory net income as of the preceding December 31, but only to the extent of earned surplus as of preceding December 31. During 2003 and 2002, the Company did not pay dividends to Western and Southern.

10. ANNUITY RESERVES

At December 31, 2003, the Company's annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:



                                                                  AMOUNT     PERCENT
                                                               -----------  ---------
                                                                   (IN THOUSANDS)
Subject to discretionary withdrawal:
  With market value adjustment                                 $     7,811       0.1%
 At book value less current surrender charge of 5% or more       4,444,215      69.2%
 At market value                                                   146,616       2.3%
 Subject to discretionary withdrawal (without
  adjustment) at book value with minimal or no
  charge or adjustment                                           1,745,079      27.2%
Not subject to discretionary withdrawal *                           75,916       1.2%
                                                               -----------  --------
Total net annuity reserves and deposit fund liabilities        $ 6,419,637     100.0%
                                                               ===========  ========


* Amount is net of $175 thousand of reserves ceded through a reinsurance agreement.

The net annuity reserves and deposit fund liabilities shown above are included in "Policy reserves" in the balance sheets.

11. REINSURANCE

The Company has two modified coinsurance agreements with its parent, The Western and Southern Life Insurance Company, whereby the Company cedes most of the universal life business issued (100% of certain universal life products). In 2002, a third modified coinsurance agreement was terminated, which covered fixed premium universal life products (a small portion of the universal life business). New universal life products are not covered under the remaining modified coinsurance agreements.

                     Western-Southern Life Assurance Company

11. REINSURANCE (CONTINUED)

Under the terms of the agreements, the Company retains the reserves and the related assets of this business. The Company also records in its summaries of operations premiums less experience refunds, commissions, adjustments to reserves as specified in the agreement, benefits incurred and other related expenses of this business.

Certain premiums and benefits are ceded to other insurance companies under various reinsurance agreements. The majority of the ceded business is due to an automatic coinsurance agreement. The Company's ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

                                                             2003       2002
                                                            -------    -------
                                                              (IN THOUSANDS)

      PREMIUMS                                              $ 2,284    $ 1,549
      BENEFITS PAID OR PROVIDED                               1,960        320
      POLICY AND CONTRACT LIABILITIES                         6,926      5,153

During 2003 and 2002, the Company did not write off any reinsurance balances.

The net amount of reduction to capital and surplus at December 31, 2003 if all reinsurance agreements were cancelled is $104.6 million.

The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

No policies issued by the company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance.

12. SEPARATE ACCOUNTS

Separate accounts held by the Company represent funds, which are administered for variable annuity contracts and market value adjusted annuity contracts.

The assets for the variable annuity contracts consist of mutual funds. The assets are carried at market value. The variable annuity contracts held by the Company do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholder.

                     Western-Southern Life Assurance Company

12. SEPARATE ACCOUNTS (CONTINUED)

The market value adjusted annuity contracts are guaranteed return contracts. The guaranteed rate options are sold as a fixed annuity product with guarantee rates based on the guarantee period selected by the policyholder. The cash surrender values are the guaranteed cash value plus a market value adjustment that can be positive or negative. The market value adjustment is based on the US swap rate at issue and at surrender.

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2003 is as follows:



                                                               NONINDEXED       NON-
                                                               GUARANTEE     GUARANTEED
                                                               LESS THAN/     SEPARATE
                                                               EQUAL TO 4%    ACCOUNTS
                                                               ----------    ----------
                                                                    (IN THOUSANDS)
Premiums, deposits and other considerations for the year
  ended December 31, 2003                                      $    1,396    $    6,225
                                                               ==========    ==========
Reserves for separate accounts as of December 31, 2003
  (all subject to discretionary withdrawal)                    $    7,811    $  146,616
                                                               ==========    ==========


A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                                 2003
                                                               ---------
                                                            (IN THOUSANDS)
Transfers as reported in the statements of operations
  of the separate accounts statement:
    Transfers to separate accounts                             $   7,621
    Transfers from separate accounts                              33,945
Net transfers from separate accounts                           $ (26,324)

Reconciling adjustments:
    Miscellaneous income and fees                              $  (2,371)
                                                               ---------
Net transfers as reported in the statements of operations      $ (28,695)
                                                               =========

                     Western-Southern Life Assurance Company

13.  PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2003, were as follows:

                                                                    NET OF
                                                         GROSS      LOADING
                                                        -------    --------
                                                          (IN THOUSANDS)

  Ordinary new business                                 $ 2,992    $  2,678
  Ordinary renewal                                        6,622      10,888
                                                        -------    --------
  Total                                                 $ 9,614    $ 13,566
                                                        =======    ========



DISTRIBUTOR                                 SUB-ACCOUNTS

Touchstone Securities, Inc.                 O AIM V.I. GROWTH
221 East Fourth Street, Suite 300           O AIM V.I. GOVERNMENT SECURITIES
Cincinnati, Ohio  45202                     O ALGER AMERICAN SMALL CAPITALIZATION
                                            O ALGER AMERICAN GROWTH
                                            O MFS VIT EMERGING GROWTH

TOUCHSTONE VARIABLE ANNUITY SERVICE CENTER  O MFS VIT INVESTORS TRUST
                                            O PIMCO VIT LONG-TERM U.S. GOVERNMENT

P.O. Box 2850                               O PUTNAM VT INTERNATIONAL EQUITY
Cincinnati, Ohio 45201-2850                 O SCUDDER VIT EQUITY 500 INDEX
(800) 669-2796 (press 2)                    O TOUCHSTONE BARON SMALL CAP
                                            O TOUCHSTONE EMERGING GROWTH
                                            O TOUCHSTONE THIRD AVENUE VALUE
                                            O TOUCHSTONE EAGLE CAPITAL APPRECIATION
                                            O TOUCHSTONE ENHANCED DIVIDEND 30
                                            O TOUCHSTONE VALUE PLUS
                                            O TOUCHSTONE GROWTH & INCOME
                                            O TOUCHSTONE BALANCED
                                            O TOUCHSTONE HIGH YIELD
                                            O TOUCHSTONE CORE BOND
                                            O TOUCHSTONE MONEY MARKET


                                            STATEMENT OF
                                            ADDITIONAL INFORMATION


                                            MAY 1, 2004

PART C
ITEM 24 -- FINANCIAL STATEMENTS AND EXHIBITS

(a)  All required financial statements are included in Part B.

(b)  Exhibits:

(1) Resolutions of the Executive Committee of the Board of Directors of Western-Southern Life Assurance Company (the "Company") establishing Western-Southern Life Assurance Company Separate Account 2. (7)

(2)  Not Applicable.

(3) (a) Distributor Agreement between the Company (on behalf of Separate Account 2) and Touchstone Securities, Inc. (3)

     (b)  Commission Schedule. (3)

     (c) Specimen General Agency Agreement between Touchstone Securities, Inc. and its dealers. (6)

(4)  (a)  Specimen Touchstone Advisor Variable Annuity Contract
          9408-5570-WSA. (7)

     (b)  Specimen Endorsement for SIMPLE IRA 9801-5600 WSA END.(6)

     (c)  Specimen Endorsement for IRA 9801-5606 WSA END. (6)

     (d)  Specimen Endorsement for SEP-IRA 9801-5614 WSA END. (6)

     (e)  Specimen Tax Sheltered Annuity Endorsement 9801-5620 WSA END. (7)

     (f)  Specimen Endorsement for Roth IRA 9801-5607 WSA END. (6)

     (g)  Specimen 401 Plan Endorsement 9801-5611 WSA END. (6)

     (h)  Specimen Endorsement 9912-5571 WSA END. (10)

(5) Specimen Application Form for Touchstone Advisor Variable Annuity Contract DO-11-IFS-VARII-9805. (7)

(6)  (a)  Amended Articles of Incorporation of the Company. (1)

     (b)  Amended Code of Regulations of the Company. (1)


(7)  Not Applicable.

(8) (a) Administration Agreement between Investors Bank & Trust Company and Select Advisors Variable Insurance Trust ("VIT") n/k/a Touchstone Variable Series Trust ("TVST"). (2)

     (b) Fund Accounting Agreement between Investors Bank & Trust Company and VIT n/k/a TVST. (2)

     (c) Amended and Restated Custodian Agreement between Investors Bank & Trust Company and VIT n/k/a TVST. (8)

     (d) Restated and Amended Sponsor Agreement between Touchstone Advisors, Inc. and TVST. (9)

     (e) (i) Fund Participation Agreement between Western-Southern Life Assurance Company ("WSLAC") and VIT n/k/a TVST. (9)

          (ii) Amendment No. 1 to Fund Participation Agreement between WSLAC and TVST. (9)

         (iii) Participation Agreement among The Alger American Fund, WSLAC and Fred Alger & Company. (9)

          (iv) Service Agreement between Fred Alger Management Inc. and WSLAC.
               (9)

          (v) Participation Agreement among AIM Variable Insurance Funds, Inc., WSLAC and Touchstone Securities, Inc. (9)

          (vi) Participation Agreement among MFS Variable Insurance Trust, WSLAC and Massachusetts Financial Services Company. (9)

         (vii) Participation Agreement among WSLAC, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC. (9)

        (viii) Service Agreement between PIMCO Funds Distributors LLC and WSLAC. (9)

          (ix) Administrative Services Agreement between WSLAC and AIM Advisors, Inc. (9)

          (x) Second Amendment to Fund Participation Agreement between WSLAC and TVST. (11)

          (xi) Third Amendment to Fund Participation Agreement between WSLAC and TVST. (11)

         (xii) Amendment No. 1 to Participation Agreement between The Alger American Fund, WSLAC and Fred Alger & Company (11)

        (xiii) Amendment No. 1 to Participation Agreement among WSLAC, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC (11)

         (xiv) Participation Agreement among Deutsche Asset Management VIT Funds, Bankers Trust Company, and WSLAC. (11)

          (xv) Administrative Services Agreement between WSLAC and Bankers Trust Company. (11)

         (xvi) Amendment No. 1 to Participation Agreement among Deutsche Asset Management VIT Funds, Bankers Trust Company and WSLAC (11)

        (xvii) Amendment No. 1 to Administrative Services Agreement between WSLAC and Bankers Trust Company (11)

       (xviii) Amendment to Participation Agreement among WSLAC, PIMCO
               Variable Insurance Trust and PIMCO Funds Distributors LLC (12)

          (xix) Amendment to Participation Agreement between WSLAC and TVST (13)

          (xx) Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P., and Western-Southern Life Assurance Company (13)

(9)    Opinion and Consent of Donald J. Wuebbling, Esq. (7)

(10)   (a) Consent of Ernst & Young LLP. (filed herewith)

(11)   Not Applicable.

(12)   Not Applicable.

(13) Schedule for Computation of Performance Quotations provided in Registration Statement in response to Item 21. (3)

(99)   Powers of Attorney -- Directors of the Company. (12)
------------------------------------------------------------------------------

(1) Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement filed with the Securities and Exchange Commission (the "SEC") on April 29, 1996 (File No. 33-79906)

(2) Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of TVST filed with the SEC on February 28, 1997 (File Nos. 033-76566 and 811-08416)

(3) Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement filed with the SEC on April 30, 1998 (File Nos. 033-79906 and 811-08550)

(4) Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement filed with the SEC on May 1, 1998 (File Nos. 033-76582 and 811-08420)

(5) Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement of TVST filed with the SEC on July 30, 1998 (File Nos. 033-76566 and 811-08416)

(6) Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement filed with the SEC on November 5, 1998 (File Nos. 033-76582 and 811-8420)

(7) Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement filed with the SEC on November 5, 1998 (File Nos. 033-79906 and 811-08550)

(8) Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement of Touchstone Variable Series Trust filed with the SEC on April 30, 1999 (File Nos. 033-76566 and 811-08416).

(9) Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement of Western-Southern Life Assurance Company Separate Account 1 filed with the SEC on April 28, 2000 (File Nos. 033-76582 and 811-08420).

(10) Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement filed with the SEC on April 28, 2000 (File Nos. 033-79906 and 811-08550).

(11) Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement filed with the SEC on April 27, 2001 (File Nos. 033-79906 and 811-08550).

(12) Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement filed with the SEC on April 26, 2002 (File Nos. 033-79906 and 811-08550).

(13) Incorporated herein by reference to Post-Effective Amendment No. 14 to the Registration Statement of Western-Southern Life Assurance Company Separate Account 1 filed with the SEC on April 30, 2003 (File Nos. 033-76582 and 811-08420).

ITEM 25. -- DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and officers of the Company are listed below. Unless otherwise noted, the principal business address of all persons listed in Item 25 is 400 Broadway, Cincinnati, Ohio 45202.

William J. Williams                    Director

John F. Barrett                        Chairman of the Board and Director,
                                       Chief Executive Officer and President

James N. Clark                         Director and Secretary

Eugene P. Ruehlmann                    Director
Vorys, Sater, Seymour and Pease
Suite 2100 Atrium Two
221 East Fourth Street
Cincinnati, Ohio 45202

Thomas L. Williams                     Director
North American Properties
212 East Third Street
Suite 300
Cincinnati, Ohio 45202

Donald A. Bliss                        Director
10892 East Fanfol Lane
Scottsdale, Arizona 85259

Jo Ann Davidson                      Director
JAD and Associates LLC
37 West Broad Street, Suite 970
Columbus, OH  43215

Edward J. Babbitt                    Vice President and Senior Counsel

Herbert R. Brown                     Senior Vice President

Keith T. Clark                       Vice President and Medical Director

Robert J. DalSanto                   Vice President

Bryan C. Dunn                        Senior Vice President and Chief
                                     Marketing Officer

Clint D. Gibler                      Senior Vice President and Chief
                                     Information Officer

Daniel W. Harris                     Vice President

Noreen J. Hayes                      Senior Vice President

Edward S. Heenan                     Senior Vice President

David T. Henderson                   Vice President

Thomas D. Holdridge                  Vice President

Bradley J. Hunkler                   Vice President and Comptroller

Carroll R. Hutchinson                Senior Vice President

Robert S. Kahn                       Vice President

Phillip E. King                      Vice President and Auditor

James R. Korcykoski                  Vice President and Chief Technology Officer

Harold V. Lyons                      Vice President

Constance M. Maccarone               Senior Vice President

Jill T. McGruder                     Senior Vice President

J. J. Miller                         Senior Vice President

Nora E. Moushey                      Senior Vice President and Chief Actuary

Maribeth S. Rahe                     Senior Vice President

Mario J. San Marco                   Vice President

Nicholas P. Sargen                   Senior Vice President and
                                     Chief Investment Officer

Thomas M. Stapleton                  Vice President

Richard K. Taulbee                   Vice President

David E. Theurich                    Vice President

Daniel L. Thomas                     Vice President

James J. Vance                       Vice President and Treasurer

Robert L. Walker                     Senior Vice President and
                                     Chief Financial Officer

Donald J. Wuebbling                  Senior Vice President and General Counsel

ITEM 26. -- PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Western-Southern Mutual Holding Company ("Holding Co."); Ohio corporation

Western-Southern Financial Group, Inc. ("Financial Group"); Ohio corporation; 100% owned by Holding Co.

The Western and Southern Life Insurance Company ("WSLIC"); Ohio corporation; 100% owned by Financial Group

Western-Southern Life Assurance Company ("WSLAC"); Ohio corporation; 100% owned by WSLIC

Fort Washington Trust Company; Ohio corporation; 100% owned by WSLIC

Courtyard Nursing Care, LLC; Ohio limited liability company; 100% owned by WSLAC; ownership and operation of real estate.

IFS Financial Services, Inc. ("IFS"); Ohio corporation; 100% owned by WSLAC; development and marketing of financial products for distribution through financial institutions.

IFS Systems, Inc.; Delaware corporation; 100% owned by IFS; development, marketing and support of software systems.

W&S Financial Group Distributors Inc.; Ohio corporation; 100% owned by IFS; general insurance agency.

Touchstone Securities, Inc.; Nebraska corporation; 100% owned by WSLAC; securities broker-dealer.

Touchstone Advisors, Inc.; Ohio corporation; 100% owned by IFS; registered investment adviser.

IFS Agency Services, Inc.; Pennsylvania corporation; 100% owned by IFS; general insurance agency.

IFS Agency, Inc.; Texas corporation; 100% owned by Charles White; general insurance agency.

IFS General Agency, Inc.; Pennsylvania corporation; 100% owned by IFS; general insurance agency.

Fort Washington Brokerage Services, Inc.; Ohio corporation; 100% owned by WSLAC; securities broker-dealer.

IFS Holdings, Inc. ("IFS Holdings"); Ohio corporation; 100% owned by IFS; holding company.

Integrated Fund Services, Inc.; Ohio corporation; 100% owned by IFS Holdings; registered transfer agent.

IFS Fund Distributors, Inc.; Ohio corporation; 100% owned by IFS Holdings; securities broker-dealer

Seasons Congregate Living LLC; Ohio limited liability company; 100% owned by WSLIC; ownership and operation of real estate.

WestAd Inc.; Ohio corporation; 100% owned by WSLIC, general advertising, book-selling and publishing.

Fort Washington Investment Advisors, Inc.; Ohio corporation; 100% owned by WSLIC; registered investment adviser.

Todd Investment Advisors, Inc.; Kentucky corporation, 100% owned by Fort Washington Investment Advisors, Inc.; registered investment adviser.

Columbus Life Insurance Company; Ohio corporation; 100% owned by WSLIC;
insurance.

Colmain Properties, Inc.; Ohio corporation; 100% owned by Columbus Life Insurance Company; acquiring, owning, managing, leasing, selling real estate.

CAI Holding Company, Inc.; Ohio corporation; 100% owned by Columbus Life Insurance Company; holding company.

Capital Analysts Incorporated; Delaware corporation; 100% owned by CAI Holding Company; securities broker-dealer and registered investment advisor.

Capital Analysts Agency, Inc.; Ohio corporation; 100% owned by Capital Analysts Incorporated; general insurance agency.

Capital Analysts Agency, Inc.; Texas corporation; 100% owned by Alan Dunlap, but under contractual association with

Capital Analysts Incorporated; general insurance agency. Capital Analysts Insurance Agency, Inc.; Massachusetts corporation; 100% owned by Capital Analysts Incorporated; general insurance agency.

Eagle Realty Group, LLC; Ohio limited liability company; 100% owned by WSLIC; ownership, development and management of real estate.

Eagle Realty Investments, Inc.; Ohio corporation; 100% owned by Eagle Realty Group, LLC; ownership, development and management of real estate.

ServerVault Corp.; Delaware corporation; 50% owned by WSLIC; technology services company

W&STax, Inc.; Ohio corporation, 100% owned by WSLIC; preparation and electronic filing of tax returns.

Florida Outlet Marts, Inc.; Florida corporation; 100% owned by WSLIC; ownership and operation of real estate.

AM Concepts Inc.; Delaware corporation, 100% owned by WSLIC; venture capital investment in companies engaged in alternative marketing of financial products.

Western-Southern Agency, Inc.; Ohio corporation; 100% owned by WSLIC; general insurance agency.

Western-Southern Agency Services, Inc.; Pennsylvania corporation; 100% owned by WSLIC; general insurance agency.

W-S Agency of Texas, Inc.; Texas corporation; 100% owned by an individual; general insurance agency.


Race Street Development, LTD; Ohio limited liability company; 100% owned by WSLIC; a real estate development company.

Integrity Life Insurance Company; Ohio corporation; 100% owned by WSLIC.

National Integrity Life Insurance Company; New York corporation; 100% owned by Integrity Life Insurance Company.

ITEM 27. -- NUMBER OF CONTRACT OWNERS
As of February 2, 2004, there were 25 owners of Qualified Contracts and 28 owners of Non-Qualified Contracts offered pursuant to this Registration Statement (Touchstone Advisor Variable Annuity).

ITEM 28. -- INDEMNIFICATION
The Amended Code of Regulations of the Company provides that, to the fullest extent not prohibited by applicable law, the Company shall indemnify each director, officer and employee against any and all costs and expenses (including attorney fees, judgments, fines, penalties, amounts paid in settlement, and other disbursements) actually and reasonably incurred by or imposed upon such director, officer or employee in connection with any action, suit, investigation or proceedings (or any claim or other matter therein), whether civil, criminal, administrative or otherwise in nature, including any settlements thereof of any appeals therein, with respect to which such director, officer or employee is named or otherwise becomes or is threatened to be made a party by reason of being or at any time having been a director, officer or employee of the Company, or, at the direction or request of the Company, a director, trustee, officer, administrator, manager, employee, adviser or other agent of or fiduciary for any other corporation, partnership, trust, venture or other entity or enterprise including any employee benefit plan; provided, however, that no person shall be indemnified to the extent, if any, that the directors of the Company, acting at a meeting at which a quorum of directors who are not parties to or threatened with any such action, suit, investigation or proceeding, determine that such indemnification is contrary to applicable law.

Any director of the Company who is a party to or threatened with any such action, suit, investigation or proceeding shall not be qualified to vote; and if for this reason a quorum of directors, who are not disqualified from voting by reason of being parties to or threatened with such action, suit, investigation or proceeding, cannot be obtained, such determination shall be made by three attorneys at law, who have not theretofore represented the Company in any matter and who shall be selected by all of the officers and directors of the Company who are not parties to or threatened with any such action, suit, investigation or proceeding. If there are no officers or directors who are qualified to make such selection, the selection shall be made by a Judge of the Court of Common Pleas of Hamilton County, Ohio. Such indemnification shall not be deemed exclusive of any other right to which such director, officer or employee may be entitled under the Company's articles of incorporation, code of regulations, any agreement, any insurance purchased by the Company, vote of shareholders or otherwise.

The Board of Directors of the Company also may, in its discretion, secure and maintain insurance policies against any liability asserted against and incurred by any of the Company's directors, officers or employees.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 29. -- PRINCIPAL UNDERWRITERS
(a) Touchstone Securities, Inc. ("Touchstone") acts as distributor for Contracts issued under Western-Southern Life Assurance Company Separate Accounts 1 and 2, Columbus Life Insurance Company Separate Account 1, Integrity Life Separate Accounts I, II, and VUL, National Integrity Separate Accounts I, II, and VUL, and as distributor for the shares of several series (Funds) of Touchstone Variable Series Trust , Touchstone Strategic Trust, Touchstone Investment Trust, and Touchstone Tax-Free Trust, each of which is affiliated with the Depositor.

(b) Set forth below are the names, principal business addresses and positions of each director and officer of Touchstone Securities.

Name                                  Position/Office with Touchstone Securities

James N. Clark                        Director
400 Broadway
Cincinnati, Ohio 45202

Jill T. McGruder                      Director
221 East Fourth Street, Suite 300
Cincinnati, Ohio 45202

Donald J. Wuebbling                   Director
400 Broadway
Cincinnati, Ohio 45202

James H. Grifo                        President
515 West Market Street, 8th Floor
Louisville, KY  40202

Mike S. Spangler                      Vice President
221 East Fourth Street, Suite 300
Cincinnati, Ohio  45202

Richard K. Taulbee                    Vice President
400 Broadway
Cincinnati, Ohio 45202

James J. Vance                        Vice President and Treasurer
400 Broadway
Cincinnati, Ohio  45202

Terrie A. Wiedenheft                  Chief Financial Officer
221 East Fourth Street, Suite 300
Cincinnati, Ohio  45202

Robert F. Morand                      Secretary
400 Broadway
Cincinnati, Ohio 45202

Patricia J. Wilson                    Chief Compliance Officer
221 East Fourth Street, Suite 300
Cincinnati, Ohio 45202

Elaine M. Reuss                       Assistant Treasurer
400 Broadway
Cincinnati, Ohio  45202

Timothy D. Speed                      Assistant Treasurer
400 Broadway

Cincinnati, Ohio  45202


(c) The following table sets forth information about all commissions and compensation received by the principal underwriter, Touchstone Securities, Inc., during the 12-month period ended December 31, 2003.

Net Underwriting Discounts  Compensation on  Brokerage Commissions  Compensation
and Commissions             Redemptions

$115,633                       $ -0-            $ -0-                  $ -0-

ITEM 30. -- LOCATION OF ACCOUNTS AND RECORDS
Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Company at 400 Broadway, Cincinnati, Ohio 45202.

ITEM 31. -- MANAGEMENT SERVICES
Not Applicable.

ITEM 32. -- UNDERTAKINGS Registrant undertakes to:

(a) file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted;

(b) include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request directed to the address or telephone number contained in the Prospectus.

Registrant represents that it is relying upon a "no-action" letter issued to the American Council of Life Insurance concerning that conflict between the redeemability requirements of sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940 and the limits on the redeemability of variable annuities imposed by Section 403(b)(11) of the Internal Revenue Code. The Registrant has included disclosure concerning the 403(b)(11) restrictions in its prospectus and sales literature, and established a procedure whereby each plan participant will sign a statement acknowledging these restrictions before a Contract is issued. Sales representatives have been instructed to bring the restrictions to the attention of potential plan participants.

Registrant represents that it is relying upon Rule 6c-7 promulgated under the Investment Company Act of 1940, as amended, with respect to offering variable annuity contracts to participants in the Texas Optional Retirement Program ("Program") and that it has complied with or will comply with the provisions of paragraphs (a)-(d) of Rule 6c-7. Registrant has included appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program. Registrant will (1) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of annuity contracts to Program participants, (2) instruct sales representatives who solicit Program participants to purchase annuity contracts specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants, and (3) obtain from each Program participant who purchases an annuity contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

Pursuant to Section 26(e) of the Investment Company Act of 1940, as amended, Western-Southern Life Assurance Company represents that, with respect to the Contracts registered with the Commission by this Registration Statement, as it may be amended, and offered by the Prospectus included in this Registration Statement, all fees and charges imposed for any purpose and in any manner and deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Western-Southern Life Assurance Company.

                                   SIGNATURES

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, on behalf of itself and the Registrant, certifies that the Registrant meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to Registrant's Registration Statement and has duly caused this Post-Effective Amendment No. 14 to Registrant's Registration Statement under the Securities Act of 1933 (Touchstone Advisor Variable Annuity Contract) and Amendment No. 15 to Registrant's Registration Statement under the Investment Company Act of 1940 to be signed on its behalf, in the City of Cincinnati and State of Ohio on the 29th day of April, 2004.

                                  WESTERN-SOUTHERN LIFE ASSURANCE
                                  COMPANY SEPARATE ACCOUNT 2

                                  By         WESTERN-SOUTHERN LIFE
                                             ASSURANCE COMPANY

                                  By         /s/ Edward S. Heenan

                                             Edward S. Heenan,
                                             Senior Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated below.

PRINCIPAL EXECUTIVE OFFICER:

/s/ John F. Barrett                          April 29, 2004

John F. Barrett,
President and
Chief Executive Officer

PRINCIPAL FINANCIAL OFFICER:

/s/ Robert L. Walker                         April 29, 2004

Robert L. Walker,
Senior Vice President and
Chief Financial Officer

DIRECTORS:

JOHN F. BARRETT                   By         /s/ Edward S. Heenan
DONALD A. BLISS                              Edward S. Heenan,
JAMES N. CLARK                               as attorney-in fact for each
JO ANN DAVIDSON                              Director
EUGENE P. RUEHLMANN                          April 29, 2004
THOMAS L. WILLIAMS
WILLIAM J. WILLIAMS

EXHIBIT INDEX

EXHIBIT          DESCRIPTION                                               PAGE
10(a)            Consent of Ernst & Young LLP